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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-04041
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                       GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: 06/30/04

                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


GE Investments Funds, Inc.


Semi-Annual Report
JUNE 30, 2004


[GE LOGO OMITTED]

GE Investments Funds, Inc.
--------------------------------------------------------------------------------

Contents

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     U.S. Equity Fund .....................................................    1

     S&P 500 Index Fund ...................................................    6

     Premier Growth Equity Fund ...........................................   14

     Value Equity Fund ....................................................   17

     Mid-Cap Value Equity Fund ............................................   21

     Small-Cap Value Equity Fund ..........................................   26

     International Equity Fund ............................................   30

     Total Return Fund ....................................................   35

     Global Income Fund ...................................................   47

     Income Fund ..........................................................   50

     Money Market Fund ....................................................   60

     Real Estate Securities Fund ..........................................   64

NOTES TO PERFORMANCE ......................................................   67

NOTES TO SCHEDULES OF INVESTMENTS .........................................   68

FINANCIAL STATEMENTS

     Financial Highlights .................................................   69

     Notes to Financial Highlights ........................................   75

     Statements of Assets and Liabilities .................................   76

     Statements of Operations .............................................   78

     Statements of Changes in Net Assets ..................................   80

     Notes to Financial Statements ........................................   84

ADDITIONAL INFORMATION ....................................................   93

INVESTMENT TEAM ...........................................................   96


This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract's current prospectus and the current prospectus of the Funds available for investments thereunder.

U.S. Equity Fund
--------------------------------------------------------------------------------

Q&A


DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT AND LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON ALSO SERVES AS PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THIS CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. MR. CARLSON IS A GRADUATE OF INDIANA UNIVERSITY WITH A BACHELORS OF SCIENCE IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The U.S. Equity Fund posted an increase of 1.97% for the six-month period ended June 30, 2004. The S&P 500 Index advanced 3.44% over the same period, while the Fund's Lipper peer group of 215 Large-Cap Core funds returned 2.37%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. Consumer Discretionary, Industrial, Telecommunications and Technology were the main drivers for underperformance in the six months ended
   June 30, 2004. The portfolio is slightly overweight in the Consumer Discretionary sector with emphasis on Media stocks. Media stocks declined over the period with the S&P 500 benchmark media companies posting a decline of 8.7%. Our portfolio holdings declined 11% in comparison. We are overweight in this area, as we believe fundamentals are positive and valuations remain depressed. Industrial stocks advanced over the period with the benchmark companies gaining more than 7.3% and our holdings gaining 5.6%. Our holdings in the regional bell operating companies in general declined over the period due to uncertainty around fundamentals and capital expenditure plans over the near term. Technology, while advancing only 0.5% for the S&P 500 benchmark over the six months ended June 30, 2004, was volatile across industries. Our software holdings were the largest detractors to performance, as the larger capitalization companies did not keep pace with the smaller and mid-sized capitalization companies in the S&P 500 benchmark.

Q.  WHICH STOCKS HURT PERFORMANCE IN THE CONSUMER DISCRETIONARY SECTOR?

A. Media stocks within the Consumer Discretionary sector hurt relative performance the most over the six-month period. Comcast (-12%), Liberty Media (-9%), and Viacom (-20%) hurt performance. Viacom is down due to an overhang about the Blockbuster spin-off and management concerns. Also, the expected recovery in radio advertising has been slow to materialize, but all other aspects of their business remain on track. During the second quarter, Mel Karmazin resigned after a stormy relationship with Chairman Sumner Redstone -- this action put to rest continued questions surrounding succession and control.


[PHOTO OMITTED]

U.S. Equity Fund
--------------------------------------------------------------------------------

Q&A

    We continue to believe Viacom is a well-positioned media property with strong free cash flow generating capabilities and a depressed valuation. Comcast declined over the period due in part to their unsuccessful bid for Disney, competition from satellite providers and the regional bell operating companies' potential entry into the cable market. We believe investors will recognize the value inherent in this company as margins have improved, new products are driving growth, free cash flow is accelerating, a share repurchase program has been instituted and management is considered to be the gold standard in the industry. Similarly, Liberty Media is trading at a 30% discount to net asset value with an improving balance sheet and a management that is in the process of simplifying the corporate structure as evidenced by the spin-off of Liberty Media International (LMI) in the quarter.

Q.  WHICH STOCKS HELPED PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED JUNE 30,
    2004?

A. Energy stocks helped performance the most over the period. Oil prices have stayed in an above-average price range ($37-$41) over the period and as such earnings estimates have been rising for many energy companies. Oil and gas companies such as Burlington Resources (+32%), ConocoPhillips (+18%), Exxon Mobil (+10%), EnCana Corp (+10%), BP PLC (+10%), and Devon Energy (+16%) all helped performance. Energy Equipment & Services stocks advanced almost 17% over the period and our holdings in Schlumberger (+17%), Nabors (+9%), and Baker Hughes (+18%) helped performance.

Q.  WERE THERE ANY MARKET TRENDS THAT CONTRIBUTED TO UNDERPERFORMANCE?

A. Yes. Over the past year, many of the stocks that helped fuel gains in the market were, on average, smaller in market capitalization, had higher expected growth rates and were more expensive in terms of P/E ratio -- companies losing money posted some of the best returns over the period. This trend was evident starting in the second quarter of 2003 as the market began to rally after the Iraq War was declared over. Interestingly, investors' penchant for investing in these stocks created a "quality" schism in the market. This trend was challenging in 2003 and has persisted into 2004 -- a more muted trend has been observed in the second quarter of 2004. Many of these speculative stocks have volatile fundamentals. We remain focused on the higher quality, larger capitalization stocks when investing for this strategy.

Q.  WHAT IS THE POSITIONING OF THE FUND?

A. The portfolio is slightly overweight in the Energy, Financials, Consumer Discretionary, and Technology sectors. The portfolio is underweight in the Consumer Staples, Healthcare, Utilities and Telecommunications Services sectors. Consumer Staple stocks are defensive and have been bid higher by investors creating valuations that appear full at current stock price levels. Healthcare fundamentals remain positive especially in the pharmaceutical industry. Industrials and Materials are essentially market weight with many stocks rising dramatically over the six-month period. We have been sellers of some of our holdings in these areas based on valuations. We believe the portfolio is positioned well for this investment environment.

U.S. Equity Fund (unaudited)
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]



                             U.S. EQUITY FUND S&P 500

1/3/95                             10000                     10000
12/95                              13558                     13749
12/96                              16502                     16927
12/97                              21805                     22563
12/98                              26910                     29038
12/99                              32187                     35155
12/00                              31997                     31927
12/1/2004                          29286                     28124
12/2/2004                          23644                     21908
12/3/2004                          29148                     28202
6/4/2004                           29722                     29172


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------


                              SIX      ONE     FIVE      SINCE
                             MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------

U.S. Equity Fund              1.97%   14.30%  -0.65%    12.16%
--------------------------------------------------------------------------------
S&P 500                       3.44%   19.13%  -2.20%    11.93%
--------------------------------------------------------------------------------
Lipper peer group average*    2.37%   16.87%  -2.84%      N/A
--------------------------------------------------------------------------------
Inception date              1/3/95
--------------------------------------------------------------------------------

U.S. Equity Fund (ending value $29,722)
S&P 500 (ending value $29,172)

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S..


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
-----------------------------------------------------------------
 Pfizer Inc.                                             3.95%
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 Citigroup Inc.                                          3.68%
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 Exxon Mobil Corp.                                       3.38%
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 Microsoft Corp.                                         3.18%
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 American International Group Inc.                       3.06%
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 First Data Corp.                                        2.64%
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 Industrial Select Sector SPDR Fund                      2.54%
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 Bank of America Corp.                                   2.31%
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 Federal National Mortgage Assoc.                        2.21%
-----------------------------------------------------------------
 PepsiCo Inc.                                            2.11%
-----------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
----------------------------------------------------------------------------
Market Value of $117,990 (in thousands)


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Financial 21.5%
Information Technology 17.3%
Healthcare 12.5%
Consumer Discretionary 11.0%
Industrials 10.3%
Consumer Staples 8.3%
Energy 7.7%
Short-Term Investments 4.0%
Materials 3.0%
Telecommunication Services 2.7%
Utilities 1.7%

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE LARGE-CAP CORE PEER GROUP CONSISTING OF 215, 214 AND 115 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

U.S. EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                U.S. EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE
COMMON STOCK -- 96.4%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.5%

Carnival Corp.                        23,878$    1,122,266
Catalina Marketing Corp.               3,893        71,203(a)
Comcast Corp. (Class A Special)       59,497     1,642,712(a)
Comcast Corp. (Class A)                3,967       111,195(a)
eBay Inc.                              2,705       248,725(a)
Gannett Co Inc.                          768        65,165
Harley-Davidson Inc.                   6,852       424,413
Home Depot Inc.                       32,448     1,142,170
IAC/InterActiveCorp                    1,893        57,055(a)
Liberty Media Corp. (Series A)       199,069     1,789,630(a,h)
Liberty Media International Inc.
    (Series A)                         9,885       366,734(a)
Lowe's Cos. Inc.                      13,789       724,612
News Corp Ltd. ADR                     6,129       201,522
Omnicom Group                          6,577       499,129
Target Corp.                          45,975     1,952,558
Time Warner Inc.                      40,116       705,239(a)
Tribune Co.                           14,602       664,975
Viacom Inc. (Class B)                 34,768     1,241,913
                                                13,031,216

CONSUMER STAPLES -- 8.6%

Altria Group Inc.                      1,623        81,231
Anheuser-Busch Cos. Inc.              13,431       725,274
Avon Products Inc.                     2,092        96,525
Clorox Co.                            22,886     1,230,809
Colgate-Palmolive Co.                 25,151     1,470,076
General Mills Inc.                     2,341       111,268
Kimberly-Clark Corp.                  15,686     1,033,394
PepsiCo Inc.                          46,156     2,486,885
Procter & Gamble Co.                  16,406       893,143
Sara Lee Corp.                           830        19,082
SYSCO Corp.                            1,785        64,028
Wal-Mart Stores Inc.                  29,927     1,578,948
                                                 9,790,663

ENERGY -- 8.0%

Baker Hughes Inc.                      4,636       174,545
Burlington Resources Inc.             36,364     1,315,650
Conoco Phillips                       16,316     1,244,748
Devon Energy Corp.                     2,068       136,488
EnCana Corp.                          13,521       583,566
Exxon Mobil Corp.                     89,843     3,989,928(h)
Nabors Industries Ltd.                10,093       456,405(a)
Schlumberger Ltd.                     19,563     1,242,446
                                                 9,143,776


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 21.7%

AFLAC Inc.                             7,933$      323,746
Allstate Corp.                        20,869       971,452
American Express Co.                   8,858       455,124(h)
American International Group Inc.     50,708     3,614,466
Bank of America Corp.                 32,144     2,720,025(h)
Bank One Corp.                         5,229       266,679
Berkshire Hathaway Inc. (Class B)        175       517,125(a)
Citigroup Inc.                        93,265     4,336,822(h)
Federal Home Loan
   Mortgage Corp.                      6,130       388,029
Federal National Mortgage Assoc.      36,491     2,603,998
Hartford Financial Services
   Group Inc.                          6,761       464,751
JP Morgan Chase & Co.                 12,080       468,342
Lincoln National Corp.                 3,336       157,626
Marsh & McLennan Cos. Inc.            20,905       948,669
MBNA Corp.                             5,770       148,808
Mellon Financial Corp.                27,136       795,899
Merrill Lynch & Co. Inc.               1,983       107,042
Morgan Stanley                        12,349       651,657
North Fork Bancorporation Inc.         2,524        96,038
Prudential Financial Inc.              7,842       364,418
SLM Corp.                             12,621       510,519
State Street Corp.                    36,778     1,803,593(e)
US Bancorp.                           17,127       472,020
Wachovia Corp.                         3,966       176,487
Wells Fargo & Co.                     22,538     1,289,850
                                                24,653,185

HEALTHCARE -- 12.9%

Abbott Laboratories                   48,500     1,976,860(h)
Amgen Inc.                             3,065       167,257(a)
Cardinal Health Inc.                  26,114     1,829,286
Dentsply International Inc.            3,965       206,577
HCA Inc.                               7,212       300,502
Johnson & Johnson                     43,396     2,417,157
Lincare Holdings Inc.                 21,636       710,959(a)
Medtronic Inc.                         2,704       131,739
Merck & Co. Inc.                       5,046       239,685
Pfizer Inc.                          135,952     4,660,435
UnitedHealth Group Inc.                9,329       580,730
WebMD Corp.                            5,229        48,734(a,l)
Wyeth                                 39,936     1,444,086
                                                14,714,007

INDUSTRIALS -- 8.0%
Burlington Northern
   Santa Fe Corp.                     19,328       677,833
Corinthian Colleges Inc.               3,492        86,392(a)
Danaher Corp.                          5,374       278,642
Deere & Co.                           12,079       847,221
Dover Corp.                           21,634       910,791(h)
Eaton Corp.                            4,644       300,652


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

U.S. EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Emerson Electric Co.                   3,606    $  229,161
Equifax Inc.                           8,559       211,835
General Dynamics Corp.                 6,490       644,457
Lockheed Martin Corp.                 10,457       544,601
Northrop Grumman Corp.                13,880       745,356
Pitney Bowes Inc.                      2,256        99,828
Southwest Airlines Co.                20,189       338,569
3M Co.                                 3,274       294,693
Tyco International Ltd.               16,860       558,740
Union Pacific Corp.                    5,228       310,805
United Technologies Corp.             15,436     1,412,085
Waste Management Inc.                 21,635       663,113
                                                 9,154,774

INFORMATION TECHNOLOGY -- 18.0%

Analog Devices Inc.                   23,168     1,090,749
Applied Materials Inc.                33,733       661,841(a,h)
Automatic Data Processing Inc.        15,866       664,468
BMC Software Inc.                     16,677       308,525(a)
Certegy Inc.                          15,686       608,617
Cisco Systems Inc.                    75,183     1,781,837(a)
Dell Inc.                             40,927     1,466,005(a)
EMC Corp                               7,572        86,321(a)
First Data Corp.                      70,043     3,118,314
Intel Corp.                           65,807     1,816,273
International Business
   Machines Corp.                     17,171     1,513,624
Intuit Inc.                           18,841       726,886(a)
Microsoft Corp.                      131,347     3,751,270
Molex Inc. (Class A)                  30,650       836,132
Oracle Corp.                         104,757     1,249,751(a)
Paychex Inc.                           3,155       106,891
Unisys Corp.                          30,650       425,422(a)
Yahoo! Inc.                            6,852       248,933(a)
                                                20,461,859

MATERIALS -- 3.1%

Alcoa Inc.                            12,621       416,872
Barrick Gold Corp.                    15,055       297,336
EI Du Pont de Nemours & Co.            1,930        85,731
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 8,113       268,946
Newmont Mining Corp.                  12,981       503,144
Praxair Inc.                          21,545       859,861
Rohm & Haas Co.                        9,015       374,844
Weyerhaeuser Co.                      10,819       682,895
                                                 3,489,629


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.8%

SBC Communications Inc.               10,817  $    262,312
Verizon Communications Inc.           29,118     1,053,780(h)
Vodafone Group PLC. ADR               84,556     1,868,688(l)
                                                 3,184,780

UTILITIES -- 1.8%

Dominion Resources Inc.               16,129     1,017,417
Entergy Corp.                          8,023       449,368
Exelon Corp.                          15,956       531,175
                                                 1,997,960

TOTAL COMMON STOCK
   (COST $98,187,241)                          109,621,849


--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.2%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     23,072       659,398(l)
Industrial Select Sector SPDR Fund   104,556     2,996,575(l)

TOTAL EXCHANGE TRADED FUNDS
   (COST $3,375,421)                             3,655,973


TOTAL INVESTMENTS IN SECURITIES
   (COST $101,562,662)                         113,277,822

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund       586,872       586,872(j)
State Street Navigator Security
   Lending Prime Portfolio         4,125,364     4,125,364(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $4,712,236)                             4,712,236

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.7)%                                   (4,184,769)
                                              ------------


NET ASSETS-- 100%                             $113,805,289
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The U.S. Equity Fund had the following short futures contracts open at June 30, 2004:
                             NUMBER     CURRENT
               EXPIRATION      OF      NOTIONAL   UNREALIZED
DESCRIPTION       DATE      CONTRACTS    VALUE   DEPRECIATION
--------------------------------------------------------------------------------

S&P 500     September 2004      5    $(1,425,500)  $(9,913)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

S&P 500 Index Fund
--------------------------------------------------------------------------------

Q&A

SSGA FUNDS MANAGEMENT, INC. IS THE SUB-ADVISER FOR THE S&P 500 INDEX FUND. SSGA IS ONE OF THE STATE STREET GLOBAL ADVISORS COMPANIES WHICH CONSTITUTE THE INVESTMENT MANAGEMENT BUSINESS OF STATE STREET CORPORATION. STATE STREET GLOBAL ADVISORS HAS BEEN IN THE BUSINESS OF PROVIDING INVESTMENT ADVISORY SERVICES SINCE 1978. SSGA IS A NEWLY FORMED ENTITY WHICH, AS A RESULT OF A CHANGE IN FEDERAL LAW, HAS SUCCEEDED THE REGISTERED INVESTMENT COMPANY ADVISORY BUSINESS OF STATE STREET GLOBAL ADVISORS IN MAY 2001.

THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY KARL SCHNEIDER. MR. SCHNEIDER IS A PRINCIPAL OF SSGA IN THE U.S. STRUCTURED PRODUCTS GROUP. HE JOINED STATE STREET GLOBAL ADVISORS IN 1996. BEFORE JOINING THE U.S. STRUCTURED PRODUCTS GROUP, MR. SCHNEIDER WORKED AS A PORTFOLIO MANAGER IN STATE STREET GLOBAL ADVISORS' CURRENCY MANAGEMENT GROUP. PRIOR TO THIS, HE WAS AN ANALYST IN THE PROCESS ENGINEERING DIVISION WITHIN STATE STREET'S CUSTODY OPERATIONS. MR. SCHNEIDER HOLDS BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTERS OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE.

Q. HOW DID THE S&P 500 INDEX FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The S&P 500 Index Fund had a return of 3.22% for the six-month period ended June 30, 2004. The S&P 500 Index returned 3.44% over the same period, while the Fund's Lipper peer group of 53 S&P 500 Index Objective funds returned 3.22%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE DURING THE FIRST HALF OF
    2004?

A. Instability in Iraq, higher oil prices and the prospect of Fed tightening to combat inflation (the Fed raised rates by 0.25% on June 30th) all contributed to a cautious market during the first half of the year. By the end of April, most equity markets were posting losses, but a comeback in May and June, as the economy's outlook brightened, helped equities end in positive territory.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the S&P 500 Index. Cash is generally held to less than 5% of the total portfolio value and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

Q.  WHICH STOCKS AND SECTORS HAVE YOU LIKED?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of June 30, 2004, the four largest sectors in the S&P 500 Index were Financials (20.3%), Information Technology (17.2%), Healthcare (13.3%) and Industrials (11.5%).

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its benchmark due to the investment of Fund cash flows and Fund fees and expenses.

Q.  WHICH STOCKS AND SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top five returning stocks for the last six months were AT&T Wireless (+79%), Autodesk Inc (+74%), Andrew Corp (+72%), Biogen Idec (+72%), and TXU Corp (+71%). The bottom five returning stocks for the first half of 2004 were QLogic Corp (-48%), Ciena Corp (-43%), Watson Pharmaceuticals Inc (-41%), Delta Air Lines (-39%), and PMC-Sierra (-28%). The highest returning sectors for the last six months were Energy (+11%) and Industrials (+6%). The lowest returning sectors were Materials (-0.4%) and Information Technology (+0.09%).

S&P 500 Index Fund                                                   (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                            S&P 500 INDEX FUND                   S&P 500

06/94                             10000                             10000
12/94                             10389                             10489
12/95                             14143                             14421
12/96                             17610                             17755
12/97                             22951                             23665
12/98                             29432                             30457
12/99                             35499                             36873
12/00                             32152                             33487
12/1/2004                         28209                             29498
12/2/2004                         21899                             22978
12/3/2004                         28091                             29580
6/4/2004                          28995                             30597


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                             SIX     ONE     FIVE       TEN
                           MONTHS   YEAR     YEAR      YEAR
--------------------------------------------------------------------------------
S&P 500 Index Fund            3.22%   18.68%  -2.54%     11.23%
--------------------------------------------------------------------------------
S&P 500                       3.44%   19.13%  -2.20%     11.83%
--------------------------------------------------------------------------------
Lipper peer group average*    3.22%   18.54%  -2.54%     11.44%
--------------------------------------------------------------------------------
Inception date             4/15/85
--------------------------------------------------------------------------------

S&P 500 Index Fund (ending value $28,995)
S&P 500 (ending value $30,597)

INVESTMENT PROFILE

A fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
-----------------------------------------------------------------
 General Electric Co.                                    3.15%
-----------------------------------------------------------------
 Microsoft Corp.                                         2.84%
-----------------------------------------------------------------
 Exxon Mobil Corp.                                       2.67%
-----------------------------------------------------------------
 Pfizer Inc.                                             2.41%
-----------------------------------------------------------------
 Citigroup Inc.                                          2.21%
-----------------------------------------------------------------
 Wal-Mart Stores Inc.                                    2.08%
-----------------------------------------------------------------
 American International Group Inc.                       1.71%
-----------------------------------------------------------------
 Intel Corp.                                             1.64%
-----------------------------------------------------------------
 Bank of America Corp.                                   1.59%
-----------------------------------------------------------------
 Johnson & Johnson                                       1.52%
-----------------------------------------------------------------




PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $600,847 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Financials 19.9%
Information Technology 16.8%
Healthcare 13.1%
Industrials 11.2%
Consumer Staples 10.9%
Consumer Discretionary 10.7%
Energy 6.4%
Telecommunication Services 3.4%
Materials 2.9%
Utilities 2.6%
Short-Term Investments 2.1%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE S&P 500 INDEX OBJECTIVE PEER GROUP CONSISTING OF 53, 53, 31 AND 17 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               S&P 500 INDEX FUND

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.0%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.7%

Autonation Inc.                       15,100   $   258,210(a)
Autozone Inc.                          4,444       355,964(a)
Bed Bath & Beyond Inc.                16,400       630,580(a)
Best Buy Co.Inc.                      18,100       918,394
Big Lots Inc.                          6,600        95,436(a)
Black & Decker Corp.                   4,307       267,594
Boise Cascade Corp.                    4,723       177,774
Brunswick Corp.                        5,068       206,774
Carnival Corp.                        35,200     1,654,400
Centex Corp.                           6,720       307,440
Circuit City Stores Inc.              11,226       145,377
Clear Channel Communications Inc.     34,100     1,259,995
Comcast Corp. (Class A)              124,839     3,499,237(a)
Cooper Tire & Rubber Co.               4,223        97,129
Dana Corp.                             8,441       165,444
Darden Restaurants Inc.                9,429       193,766
Delphi Corp.                          30,258       323,155
Dillard's Inc. (Class A)               4,795       106,928
Dollar General Corp.                  19,391       379,288
Dow Jones & Co. Inc.                   4,442       200,334
Eastman Kodak Co.                     15,875       428,307
eBay Inc.                             35,900     3,301,005(a)
Family Dollar Stores Inc.              9,300       282,906
Federated Department Stores            9,704       476,466
Ford Motor Co.                       101,199     1,583,764
Fortune Brands Inc.                    8,041       606,533
Gannett Co.Inc.                       14,908     1,264,944
Gap Inc.                              49,918     1,210,511
General Motors Corp.                  31,247     1,455,798
Genuine Parts Co.                      9,996       396,641
Goodyear Tire & Rubber Co.             9,419        85,619(a)
Harley-Davidson Inc.                  16,100       997,234
Harrah's Entertainment Inc.            6,235       337,314
Hasbro Inc.                            9,396       178,524
Hilton Hotels Corp.                   21,088       393,502
Home Depot Inc.                      123,018     4,330,234
International Game Technology         18,900       729,540
Interpublic Group of Cos. Inc.        22,230       305,218(a)
JC Penney Co. Inc Holding Co.         14,887       562,133
Johnson Controls Inc.                 10,582       564,867
Jones Apparel Group Inc.               7,100       280,308
KB Home                                2,580       177,065
Knight-Ridder Inc.                     4,600       331,200
Kohl's Corp.                          19,000       803,320(a)
Leggett & Platt Inc.                  10,300       275,113
Liz Claiborne Inc.                     5,830       209,763
Lowe's Cos. Inc.                      43,628     2,292,651


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Ltd Brands                            25,436    $  475,653
Marriott International Inc. (Class A) 13,022       649,537
Mattel Inc.                           23,151       422,506
May Department Stores Co.             16,284       447,647
Maytag Corp.                           4,395       107,721
McDonald's Corp.                      69,434     1,805,284
McGraw-Hill Cos. Inc.                 10,770       824,659
Meredith Corp.                         2,598       142,786
New York Times Co. (Class A)           8,188       366,085
Newell Rubbermaid Inc.                15,356       360,866
Nike Inc. (Class B)                   14,704     1,113,828
Nordstrom Inc.                         7,392       314,973
Office Depot Inc.                     17,300       309,843(a)
Omnicom Group                         10,400       789,256
Pulte Homes Inc.                       6,844       356,093
RadioShack Corp.                       9,456       270,725
Reebok International Ltd.              3,330       119,813
Sears Roebuck and Co.                 12,445       469,923
Sherwin-Williams Co.                   8,163       339,173
Snap-On Inc.                           3,309       111,017
Stanley Works.                         4,226       192,621
Staples Inc.                          27,600       808,956
Starbucks Corp.                       21,700       943,516(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B)           11,300       506,805
Target Corp.                          50,152     2,129,955
Tiffany & Co.                          7,900       291,115
Time Warner Inc.                     252,814     4,444,470(a,h)
TJX Cos. Inc.                         28,280       682,679
Toys R US Inc.                        11,935       190,125(a)
Tribune Co.                           18,618       847,864
Univision Communications Inc.
   (Class A)                          18,100       577,933(a)
VF Corp.                               6,202       302,037
Viacom Inc. (Class B)                 95,907     3,425,798
Visteon Corp.                          7,486        87,362
Walt Disney Co.                      112,837     2,876,215
Wendy's International Inc.             6,331       220,572
Whirlpool Corp.                        4,009       275,017
Yum! Brands Inc.                      16,422       611,227(a)
                                                64,315,354

CONSUMER STAPLES -- 10.9%

Adolph Coors Co. (Class B)             2,065       149,382
Alberto-Culver Co.                     4,699       235,608
Albertson's Inc.                      20,661       548,343(h)
Altria Group Inc.                    113,379     5,674,619
Anheuser-Busch Cos. Inc.              44,208     2,387,232(h)
Archer-Daniels-Midland Co.            35,786       600,489
Avon Products Inc.                    25,728     1,187,090
Brown-Forman Corp. (Class B)           6,858       331,036
Campbell Soup Co.                     22,976       617,595
Clorox Co.                            11,884       639,122
Coca-Cola Co.                        134,351     6,782,038(h)
Coca-Cola Enterprises Inc.            25,300       733,447
Colgate-Palmolive Co.                 29,272     1,710,948


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

ConAgra Foods Inc.                    29,868 $     808,825
Costco Wholesale Corp.                25,566     1,049,996
CVS Corp.                             22,156       930,995
General Mills Inc.                    20,722       984,917
Gillette Co.                          55,466     2,351,758
Hershey Foods Corp.                   14,584       674,802
HJ Heinz Co.                          19,497       764,282
Kellogg Co.                           22,590       945,392
Kimberly-Clark Corp.                  27,536     1,814,072
Kroger Co.                            41,630       757,666(a)
McCormick & Co Inc.                    7,200       244,800
Pepsi Bottling Group Inc.             14,700       448,938
PepsiCo Inc.                          94,874     5,111,811
Procter & Gamble Co.                 141,876     7,723,729
RJ Reynolds Tobacco Holdings Inc.      4,900       331,191
Safeway Inc.                          24,900       630,966(a)
Sara Lee Corp.                        43,357       996,777
Supervalu Inc.                         7,600       232,636
Sysco Corp.                           35,544     1,274,963
UST Inc.                               9,379       337,644
Walgreen Co.                          56,400     2,042,244
Wal-Mart Stores Inc.                 237,324    12,521,214
Winn-Dixie Stores Inc.                 7,740        55,728
WM Wrigley Jr Co.                     12,668       798,717
                                                65,431,012

ENERGY -- 6.4%

Amerada Hess Corp.                     4,890       387,239(h)
Anadarko Petroleum Corp.              13,928       816,181
Apache Corp.                          17,648       768,570
Ashland Inc.                           3,907       206,329
Baker Hughes Inc.                     18,350       690,878
BJ Services Co.                        8,600       394,224(a)
Burlington Resources Inc.             21,482       777,219
ChevronTexaco Corp.                   59,216     5,572,818
Conoco Phillips                       38,021     2,900,622
Devon Energy Corp.                    13,096       864,336
El Paso Corp.                         35,482       279,598
EOG Resources Inc.                     6,200       370,202
Exxon Mobil Corp.                    361,224    16,041,958(h)
Halliburton Co.                       24,360       737,134
Kerr-McGee Corp.                       5,501       295,789
Kinder Morgan Inc.                     6,900       409,101
Marathon Oil Corp.                    18,992       718,657
Nabors Industries Ltd.                 8,300       375,326(a)
Noble Corp.                            7,600       287,964(a)
Occidental Petroleum Corp.            21,310     1,031,617
Rowan Cos. Inc.                        5,177       125,956(a)
Schlumberger Ltd.                     32,854     2,086,558
Sunoco Inc.                            4,188       266,441
Transocean Inc.                       17,266       499,678(a)
Unocal Corp.                          14,438       548,644
Valero Energy Corp.                    7,000       516,320
Williams Cos. Inc.                    27,886       331,843
                                                38,301,202


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 20.0%

ACE Ltd.                              15,700 $     663,796
AFLAC Inc.                            28,400     1,159,004
Allstate Corp.                        38,676     1,800,368(h)
AMBAC Financial Group Inc.             6,000       440,640
American Express Co.                  70,422     3,618,282(h)
American International Group Inc.    144,309    10,286,346   (h)
AmSouth Bancorp                       19,550       497,939
AON Corp.                             17,536       499,250
Apartment Investment &
   Management Co.
    (Class A) (REIT)                   5,400       168,102
Bank of America Corp.                112,992     9,561,383
Bank of New York Co Inc.              42,810     1,262,039(h)
Bank One Corp.                        62,227     3,173,577(h)
BB&T Corp.                            30,000     1,109,100
Bear Stearns Cos. Inc.                 5,569       469,522
Capital One Financial Corp.           12,700       868,426
Charles Schwab Corp.                  75,111       721,817
Charter One Financial Inc.            12,087       534,125
Chubb Corp.                           10,497       715,685
Cincinnati Financial Corp.             9,450       411,264
Citigroup Inc.                       286,176    13,307,184(h)
Comerica Inc.                          9,856       540,897
Countrywide Financial Corp.           15,199     1,067,730
E*TRADE FINANCIAL Corp.               20,500       228,575(a)
Equity Office Properties Trust (REIT) 21,700       590,240
Equity Residential (REIT)             15,100       448,923
Federal Home Loan
   Mortgage Corp.                     37,865     2,396,855
Federal National Mortgage Assoc.      53,376     3,808,911
Federated Investors Inc. (Class B)     6,200       188,108
Fifth Third Bancorp                   31,216     1,678,796
First Horizon National Corp.           7,100       322,837
Franklin Resources Inc.               13,700       686,096
Golden West Financial Corp.            8,465       900,253
Goldman Sachs Group Inc.              26,800     2,523,488
Hartford Financial Services
   Group Inc.                         16,304     1,120,737
Huntington Bancshares Inc.            12,734       291,609
Janus Capital Group Inc.              13,400       220,966
Jefferson-Pilot Corp.                  7,723       392,328
JP Morgan Chase & Co.                115,237     4,467,738(h)
KeyCorp                               23,528       703,252
Lehman Brothers Holdings Inc.         15,400     1,158,850
Lincoln National Corp.                10,012       473,067
Loews Corp.                           10,432       625,503
M&T Bank Corp.                         6,700       584,910
Marsh & McLennan Cos. Inc.            29,408     1,334,535
Marshall & Ilsley Corp.               12,800       500,352
MBIA Inc.                              7,735       441,823
MBNA Corp.                            71,061     1,832,663
Mellon Financial Corp.                23,928       701,808
Merrill Lynch & Co.Inc.               52,934     2,857,377
Metlife Inc.                          42,500     1,523,625

See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.
                                                                               9

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

MGIC Investment Corp.                  5,459  $    414,120
Moody's Corp.                          8,142       526,462
Morgan Stanley                        60,996     3,218,759
National City Corp.                   37,464     1,311,615
North Fork Bancorporation Inc.         9,700       369,085
Northern Trust Corp.                  12,100       511,588
Plum Creek Timber Co Inc. (REIT)      10,300       335,574
PNC Financial Services Group Inc.     15,208       807,241
Principal Financial Group             18,100       629,518
Progressive Corp.                     12,100     1,032,130
Prologis (REIT)                       10,300       339,076
Providian Financial Corp.             15,694       230,231(a)
Prudential Financial Inc.             29,100     1,352,277
Regions Financial Corp.               12,500       456,875
Safeco Corp.                           7,481       329,164
Simon Property Group Inc. (REIT)      11,400       586,188
SLM Corp.                             24,600       995,070
SouthTrust Corp.                      17,900       694,699
Sovereign Bancorp Inc.                16,900       373,372
St Paul Travelers Cos. Inc.           37,099     1,503,993
State Street Corp.                    18,600       912,144(e)
SunTrust Banks Inc.                   15,829     1,028,727
Synovus Financial Corp.               16,950       429,174
T Rowe Price Group Inc.                7,100       357,840
Torchmark Corp.                        6,400       344,320
Union Planters Corp.                  10,650       317,477
UnumProvident Corp.                   15,789       251,045
US Bancorp.                          104,299     2,874,480
Wachovia Corp.                        72,880     3,243,160
Washington Mutual Inc.                47,877     1,849,967
Wells Fargo & Co.                     93,418     5,346,312
XL Capital Ltd.                        7,800       588,588
Zions Bancorp.                         4,900       301,105
                                               119,742,077

HEALTHCARE -- 13.2%

Abbott Laboratories                   86,896     3,541,881(h)
Aetna Inc.                             8,652       735,420
Allergan Inc.                          7,152       640,247
AmerisourceBergen Corp.                6,371       380,858
Amgen Inc.                            70,348     3,838,890(a,h)
Anthem Inc.                            7,500       671,700(a)
Applera Corp. - Applied
   Biosystems Group                   11,500       250,125
Bausch & Lomb Inc.                     2,928       190,525
Baxter International Inc.             34,048     1,174,996
Becton Dickinson & Co.                14,270       739,186
Biogen Idec Inc.                      17,900     1,132,175(a)
Biomet Inc.                           14,215       631,715
Boston Scientific Corp.               45,376     1,942,093(a)
Bristol-Myers Squibb Co.             108,008     2,646,196(h)
Cardinal Health Inc.                  24,001     1,681,270
Caremark Rx Inc.                      24,870       819,218(a)
Chiron Corp.                          10,300       459,792(a)
Cigna Corp.                            7,863       541,053
CR Bard Inc.                           5,702       323,018


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Eli Lilly & Co.                       62,016 $   4,335,539
Express Scripts Inc.                   4,100       324,843(a)
Forest Laboratories Inc.              20,600     1,166,578(a)
Genzyme Corp.                         12,300       582,159(a)
Gilead Sciences Inc.                  11,800       790,305(a)
Guidant Corp.                         17,024       951,301
HCA Inc.                              26,523     1,103,092
Health Management
   Associates Inc. (Class A)          13,800       309,396
Hospira Inc.                           8,739       241,196(a)
Humana Inc.                            8,827       149,176(a)
IMS Health Inc.                       13,057       306,056
Johnson & Johnson                    164,193     9,145,550
King Pharmaceuticals Inc.             13,633       156,098(a)
Manor Care Inc.                        5,137       167,877
McKesson Corp.                        15,761       541,075
Medco Health Solutions Inc.           15,083       565,613(a)
Medimmune Inc.                        13,200       308,880(a)
Medtronic Inc.                        66,932     3,260,927
Merck & Co Inc.                      123,150     5,849,625
Millipore Corp.                        2,745       154,736(a)
Mylan Laboratories                    14,600       295,650
Pfizer Inc.                          421,677    14,455,088
Quest Diagnostics                      5,800       492,710
Schering-Plough Corp.                 82,358     1,521,976(h)
St Jude Medical Inc.                   9,446       714,590(a)
Stryker Corp.                         22,200     1,221,000
Tenet Healthcare Corp.                26,095       349,934(a)
UnitedHealth Group Inc.               33,888     2,109,528
Watson Pharmaceuticals Inc.            5,800       156,020(a)
WellPoint Health Networks              8,700       974,487(a)
Wyeth                                 73,454     2,656,097(h)
Zimmer Holdings Inc.                  13,500     1,190,700(a)
                                                78,888,160

INDUSTRIALS -- 11.2%

Allied Waste Industries Inc.          17,900       235,922(a)
American Power Conversion Corp.       10,900       214,185
American Standard Cos. Inc.           12,300       495,813(a)
Apollo Group Inc. (Class A)            9,600       847,584(a)
Avery Dennison Corp.                   6,155       393,982
Boeing Co.                            46,916     2,396,938(h)
Burlington Northern
   Santa Fe Corp.                     20,949       734,681
Caterpillar Inc.                      19,016     1,510,631
Cendant Corp.                         56,346     1,379,350(h)
Cintas Corp.                           9,700       462,399
Cooper Industries Ltd.                 4,971       295,327
Crane Co.                              3,327       104,435
CSX Corp.                             12,038       394,485
Cummins Inc.                           2,289       143,063
Danaher Corp.                         16,800       871,080
Deere & Co.                           13,320       934,265
Delta Air Lines Inc.                   7,282        51,848
Deluxe Corp.                           2,929       127,412
Dover Corp.                           11,558       486,592


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Eaton Corp.                            8,500  $    550,290
Emerson Electric Co.                  23,474     1,491,773
Equifax Inc.                           7,900       195,525
FedEx Corp.                           16,560     1,352,786
Fluor Corp.                            4,352       207,460
General Dynamics Corp.                10,882     1,080,583
General Electric Co.                 583,995    18,921,438(n)
Goodrich Corp.                         6,401       206,944
H&R Block Inc.                         9,904       472,223
Honeywell International Inc.          47,216     1,729,522
Illinois Tool Works Inc.              16,897     1,620,253
Ingersoll-Rand Co. (Class A)           9,499       648,877
ITT Industries Inc.                    5,063       420,229
Lockheed Martin Corp.                 24,752     1,289,084
Masco Corp.                           24,690       769,834
Monster Worldwide Inc.                 6,400       164,608(a)
Navistar International Corp.           3,595       139,342(a)
Norfolk Southern Corp.                22,101       586,119
Northrop Grumman Corp.                19,922     1,069,811
Paccar Inc.                            9,810       568,882
Pall Corp.                             6,778       177,516
Parker Hannifin Corp.                  6,515       387,382
Pitney Bowes Inc.                     12,832       567,816
Power-One Inc.                         4,400        48,312(a)
Raytheon Co.                          24,824       887,954
Robert Half International Inc.         9,400       279,838
Rockwell Automation Inc.              10,068       377,651
Rockwell Collins Inc.                  9,868       328,802
RR Donnelley & Sons Co.               11,952       394,655
Ryder System Inc.                      3,531       141,487
Southwest Airlines Co.                43,449       728,640
Textron Inc.                           7,468       443,226
Thomas & Betts Corp.                   3,093        84,222
3M Co.                                43,480     3,913,635
Tyco International Ltd.              110,939     3,676,518
Union Pacific Corp.                   14,354       853,345
United Parcel Service Inc. (Class B)  62,600     4,705,642
United Technologies Corp.             28,386     2,596,751
Waste Management Inc.                 31,612       968,908
WW Grainger Inc.                       4,982       286,465
                                                67,414,340

INFORMATION TECHNOLOGY -- 16.8%

ADC Telecommunications Inc.           43,100       122,404(a,h)
Adobe Systems Inc.                    12,892       599,478(h)
Advanced Micro Devices Inc.           19,574       311,227(a,h)
Affiliated Computer Services Inc.
   (Class A)                           7,600       402,344(a)
Agilent Technologies Inc.             26,607       779,053(a)
Altera Corp.                          20,300       451,066(a)
Analog Devices Inc.                   20,900       983,972
Andrew Corp.                           9,456       189,215(a)
Apple Computer Inc.                   20,320       661,213(a)
Applied Materials Inc.                92,500     1,814,850(a,h)
Applied Micro Circuits Corp.          18,100        96,292(a)
Autodesk Inc.                          6,324       270,730


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Automatic Data Processing Inc.        32,418  $  1,357,666
Avaya Inc.                            22,701       358,449(a)
BMC Software Inc.                     12,700       234,950(a)
Broadcom Corp. (Class A)              16,600       776,382(a)
Ciena Corp.                           36,300       135,036(a)
Cisco Systems Inc.                   374,104     8,866,265(a,h)
Citrix Systems Inc.                    9,300       189,348(a)
Computer Associates
   International Inc.                 32,581       914,223
Computer Sciences Corp.               10,482       486,679(a)
Compuware Corp.                       21,300       140,580(a)
Comverse Technology Inc.              10,600       211,364(a)
Convergys Corp.                        7,900       121,660(a)
Corning Inc.                          74,139       968,255(a)
Dell Inc.                            139,648     5,002,191(a,h)
Electronic Arts Inc.                  16,400       894,620(a)
Electronic Data Systems Corp.         26,700       511,305
EMC Corp                             134,214     1,530,040(a)
First Data Corp.                      47,960     2,135,179
Fiserv Inc.                           10,650       414,179(a)
Gateway Inc.                          19,200        86,400(a)
Hewlett-Packard Co.                  169,165     3,569,382
Intel Corp.                          357,108     9,856,181
International Business
   Machines Corp.                     93,230     8,218,225
Intuit Inc.                           11,300       435,954(a)
Jabil Circuit Inc.                    10,600       266,908(a)
JDS Uniphase Corp.                    77,300       292,967(a)
Kla-Tencor Corp.                      11,100       548,118(a)
Lexmark International Inc. (Class A)   7,200       695,016(a)
Linear Technology Corp.               17,400       686,778
LSI Logic Corp.                       21,992       167,579(a)
Lucent Technologies Inc.             235,018       888,368(a,h)
Maxim Integrated Products             18,300       959,286
Mercury Interactive Corp.              4,700       234,201(a)
Micron Technology Inc.                33,554       513,712(a)
Microsoft Corp.                      596,912    17,047,807(h)
Molex Inc.                            10,450       335,236
Motorola Inc.                        129,550     2,364,288
National Semiconductor Corp.          19,166       421,460(a)
NCR Corp.                              5,300       262,827(a)
Network Appliance Inc.                18,600       400,458(a)
Novell Inc.                           20,466       171,710(a)
Novellus Systems Inc.                  8,300       260,952(a)
Nvidia Corp.                           9,600       196,800(a)
Oracle Corp.                         286,132     3,413,555(a)
Parametric Technology Corp.           14,906        74,530(a)
Paychex Inc.                          20,925       708,939
Peoplesoft Inc.                       20,700       382,950(a)
PerkinElmer Inc.                       6,810       136,472
PMC - Sierra Inc.                      9,900       142,065(a)
QLogic Corp.                           5,100       135,609(a)
Qualcomm Inc.                         44,700     3,262,206
Sabre Holdings Corp. (Class A)         7,708       213,589
Sanmina-SCI Corp.                     28,600       260,260(a)
Scientific-Atlanta Inc.                8,806       303,807


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Siebel Systems Inc.                   27,900  $    297,972(a)
Solectron Corp.                       55,400       358,438(a)
Sun Microsystems Inc.                182,160       790,574(a)
Sungard Data Systems Inc.             16,200       421,200(a)
Symantec Corp.                        17,300       757,394(a)
Symbol Technologies Inc.              13,050       192,357
Tektronix Inc.                         4,676       159,078
Tellabs Inc.                          22,252       194,482(a)
Teradyne Inc.                         11,000       249,700(a)
Texas Instruments Inc.                96,236     2,326,986
Thermo Electron Corp.                  8,828       271,373(a)
Unisys Corp.                          17,809       247,189(a)
Veritas Software Corp.                23,700       656,490(a)
Waters Corp.                           7,000       334,460(a)
Xerox Corp.                           43,290       627,705(a)
Xilinx Inc.                           19,000       632,890
Yahoo! Inc.                           73,200     2,659,356(a)
                                               101,022,454

MATERIALS -- 2.9%

Air Products & Chemicals Inc.         12,632       662,548(h)
Alcoa Inc.                            47,740     1,576,852(h)
Allegheny Technologies Inc.            5,151        92,976
Ball Corp.                             3,108       223,931
Bemis Co.                              5,962       168,427
Dow Chemical Co.                      51,894     2,112,086
Eastman Chemical Co.                   4,159       192,271
Ecolab Inc.                           13,752       435,938
EI Du Pont de Nemours & Co.           55,513     2,465,887
Engelhard Corp.                        6,846       221,194
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 9,284       307,765
Georgia-Pacific Corp.                 13,943       515,612
Great Lakes Chemical Corp.             2,797        75,687
Hercules Inc.                          6,128        74,700(a)
International Flavors &
   Fragrances Inc.                     5,247       196,238
International Paper Co.               26,375     1,178,963
Louisiana-Pacific Corp.                5,622       132,960
MeadWestvaco Corp.                    11,200       329,168
Monsanto Co.                          14,258       548,933
Newmont Mining Corp.                  24,028       931,325
Nucor Corp.                            4,209       323,083
Pactiv Corp.                           8,548       213,187(a)
Phelps Dodge Corp.                     5,010       388,325(a)
PPG Industries Inc.                    9,337       583,469
Praxair Inc.                          18,370       733,147
Rohm & Haas Co.                       12,214       507,858
Sealed Air Corp.                       4,557       242,751(a)
Sigma-Aldrich Corp.                    3,891       231,943
Temple-Inland Inc.                     3,026       209,551
United States Steel Corp.              5,765       202,467
Vulcan Materials Co.                   5,500       261,525
Weyerhaeuser Co.                      13,160       830,659
Worthington Industries                 4,641        95,280
                                                17,266,706


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.3%

Alltel Corp.                          16,994  $    860,236
AT&T Corp.                            43,739       639,902
AT&T Wireless Services Inc.          150,649     2,157,294(a)
BellSouth Corp.                      100,898     2,645,546(h)
CenturyTel Inc.                        7,950       238,818
Citizens Communications Co.           15,300       185,130(a)
Nextel Communications Inc.
   (Class A)                          60,800     1,620,928(a)
Qwest Communications
   International                      97,348       349,479(a)
SBC Communications Inc.              183,669     4,453,973
Sprint Corp.                          78,515     1,381,864
Verizon Communications Inc.          152,986     5,536,563
                                                20,069,733

UTILITIES -- 2.6%

AES Corp.                             35,700       354,501(a)
Allegheny Energy Inc.                  7,300       112,493(a)
Ameren Corp.                          10,142       435,700
American Electric Power Co Inc.       21,925       701,600(h)
Calpine Corp.                         24,100       104,112(a)
Centerpoint Energy Inc.               16,418       188,807
Cinergy Corp.                          9,953       378,214
CMS Energy Corp.                       7,700        70,301(a)
Consolidated Edison Inc.              13,607       541,014
Constellation Energy Group Inc.        9,403       356,374
Dominion Resources Inc.               18,118     1,142,883
DTE Energy Co.                         9,666       391,860
Duke Energy Corp.                     50,132     1,017,178
Dynegy Inc. (Class A)                 21,000        89,460
Edison International                  18,342       469,005
Entergy Corp.                         12,847       719,560
Exelon Corp.                          36,126     1,202,635
FirstEnergy Corp.                     18,320       685,351
FPL Group Inc.                        10,431       667,062
KeySpan Corp.                          9,100       333,970
Nicor Inc.                             2,543        86,386
NiSource Inc.                         14,715       303,423
Peoples Energy Corp.                   1,921        80,970
PG&E Corp.                            23,354       652,511(a)
Pinnacle West Capital Corp.            5,400       218,106
PPL Corp.                              9,622       441,650
Progress Energy Inc.                  13,756       605,952
Public Service Enterprise
   Group Inc.                         13,359       534,761
Sempra Energy                         12,575       432,957
Southern Co.                          40,458     1,179,351
TECO Energy Inc.                      10,200       122,298
TXU Corp.                             17,986       728,613
Xcel Energy Inc.                      22,280       372,299
                                                15,721,357

TOTAL INVESTMENTS IN SECURITIES
   (COST $629,794,278)                         588,172,395



See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

S&P 500 INDEX FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 2.1%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund    11,177,431 $  11,177,431(j)
Money Market Obligations Trust           402           402

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

U.S. Treasury Bill
   1.26%    09/09/04              $1,500,000     1,496,325

TOTAL SHORT-TERM INVESTMENTS
   (COST $12,674,158)                           12,674,158


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.1)%                                     (360,431)
                                              ------------


NET ASSETS-- 100%                             $600,486,122
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The S&P 500 Index Fund had the following long futures contracts open at June 30, 2004:
                             NUMBER     CURRENT
               EXPIRATION      OF      NOTIONAL   UNREALIZED
DESCRIPTION       DATE      CONTRACTS    VALUE   APPRECIATION
--------------------------------------------------------------------------------

S&P 500     September 2004     229    $13,057,580  $106,371



See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

Q&A

DAVE CARLSON HAS BEEN THE PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND SINCE THE FUND'S COMMENCEMENT. SEE PAGE 1 FOR BIOGRAPHICAL INFORMATION.

Q. HOW DID THE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Premier Growth Equity Fund had a total return of 0.92% for the six-month period. This compares with a return of 3.44% for the S&P 500 Index and a return of 2.37% for the Fund's Lipper peer group consisting of 215 Large-Cap Core funds.

Q. WHAT FACTORS MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF 2004?

A. On a sector basis, the best performing sectors of the S&P 500 Index were Energy, up 13%, and Industrials, up 7%. The worst performing sector was Technology with a gain of 0.4%. With our focus on growth, Premier Growth is underweighted in Energy and Industrials, and overweighted in Technology. Premier Growth is also overweighted in Healthcare and Financials, and both sectors modestly underperformed the S&P 500 Index in the six-month period. Looking at individual stocks, Intuit, a software company declined when management guided to a slower revenue growth outlook than analysts were expecting. Other technology bellwethers such as Intel and Cisco were also down in the period. On the plus side, Yahoo was up over 60% in the first half of the year.

Q.  WERE THERE ANY SIGNIFICANT CHANGES IN THE HOLDINGS IN THE PERIOD?

A. There were 36 stocks in the portfolio at the end of June 2004. For the period, we added to our holdings in Healthcare and trimmed our holdings in Technology. New names include Zimmer, a leader in orthopedics; Medtronic, a leader in cardiac rhythm management; and United Health, the nation's largest HMO. We eliminated positions in Baker Hughes and Applied Materials.

[PHOTO OMITTED]

Premier Growth Equity Fund                                           (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                     PREMIER GROWTH                                 S&P
                       EQUITY FUND              S&P 500       500/BARRA GROWTH

12/12/97                   10000                  10000             10000
 12/97                     10346                  10168             10118
 06/98                     12193                  11972             12454
 12/98                     14125                  13087             14397
 06/99                     16968                  14691             15974
 12/99                     19247                  15844             18506
 06/00                     19145                  15772             18990
 12/00                     18241                  14389             14426
6/1/2004                   17172                  13427             12841
12/1/2004                  16574                  12675             12587
6/2/2004                   14685                  11007             10457
12/2/2004                  13091                   9873              9619
6/3/2004                   14779                  11036             10700
12/3/2004                  16876                  12710             12088
6/4/2004                   17032                  13147             12417


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                              SIX     ONE     FIVE      SINCE
                            MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------

Premier Growth Equity Fund   0.92%    15.24%   0.07%     8.47%
--------------------------------------------------------------------------------
S&P 500                      3.44%    19.13%  -2.20%     4.24%
--------------------------------------------------------------------------------
S&P 500/BARRA Growth         2.72%    16.04%  -4.91%     3.34%
--------------------------------------------------------------------------------
Lipper peer group average*   2.37%    16.87%  -2.84%      N/A
--------------------------------------------------------------------------------
Inception date            12/12/97
--------------------------------------------------------------------------------

Premier Growth Equity Fund (ending value $17,032)
S&P 500 (ending value $13,147)
S&P 500/BARRA Growth (ending value $12,417)

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing at least 80% of its net assets in equity securities. The Fund invests primarily in a limited number of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.



TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
-------------------------------------------------------------------
 Federal National Mortgage Assoc.                        3.81%
-------------------------------------------------------------------
 Carnival Corp.                                          3.76%
-------------------------------------------------------------------
 First Data Corp.                                        3.75%
 ------------------------------------------------------------------
 State Street Corp.                                      3.51%
 ------------------------------------------------------------------
 Pfizer Inc.                                             3.46%
 ------------------------------------------------------------------
 American International Group Inc.                       3.46%
 ------------------------------------------------------------------
 Vodafone Group PLC. ADR                                 3.41%
 ------------------------------------------------------------------
 Microsoft Corp.                                         3.41%
 ------------------------------------------------------------------
 Dover Corp.                                             3.31%
 ------------------------------------------------------------------
 Molex Inc. (Class A)                                    3.22%
-------------------------------------------------------------------



PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $147,167 (in thousands)

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Information Technology 26.5%
Financials 21.5%
Healthcare 20.1%
Consumer Discretionary 15.6%
Short-Term Investments 6.5%
Telecommunication Services 3.4%
Industrials 3.3%
Energy 2.1%
Consumer Staples 1.0%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE LARGE-CAP CORE PEER GROUP CONSISTING OF 215, 214 AND 115 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                           PREMIER GROWTH EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 97.4%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.2%

Carnival Corp.                       117,736  $  5,533,592
Comcast Corp. (Class A Special)      148,720     4,106,159(a)
Home Depot Inc.                      107,409     3,780,797
IAC/InterActiveCorp                  115,671     3,486,324(a,l)
Liberty Media Corp. (Series A)       520,519     4,679,466(a,h)
Liberty Media International Inc.
   (Series A)                         35,224     1,306,810(a)
                                                22,893,148

CONSUMER STAPLES -- 1.1%

Gillette Co.                          35,114     1,488,834

ENERGY -- 2.2%

Schlumberger Ltd.                     49,573     3,148,381

FINANCIALS -- 22.4%

AFLAC Inc.                           103,980     4,243,424(h)
American Express Co.                  59,810     3,073,038
American International Group Inc.     71,468     5,094,239
Citigroup Inc.                        97,081     4,514,266
Federal National Mortgage Assoc.      78,491     5,601,118
SLM Corp.                             97,081     3,926,926
State Street Corp.                   105,343     5,166,021(e)
                                                31,619,032

HEALTHCARE -- 20.9%

Cardinal Health Inc.                  64,032     4,485,442
Dentsply International Inc.           51,638     2,690,340
Johnson & Johnson                     74,360     4,141,852
Lincare Holdings Inc.                 84,688     2,782,848(a)
Medtronic Inc.                        28,918     1,408,885
Pfizer Inc.                          148,720     5,098,122
UnitedHealth Group Inc.               64,032     3,985,992
Wyeth                                 97,494     3,525,383
Zimmer Holdings Inc.                  16,525     1,457,505(a)
                                                29,576,369

INDUSTRIALS -- 3.4%

Dover Corp.                          115,671     4,869,749(h)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 27.6%

Certegy Inc.                          78,490$     3,045,412(l)
Cisco Systems Inc.                   179,703     4,258,961(a,h)
Dell Inc.                            115,671     4,143,335(a)
First Data Corp.                     123,933     5,517,497
Intel Corp.                          138,392     3,819,619
Intuit Inc.                           80,556     3,107,850(a)
Microsoft Corp.                      175,572     5,014,336
Molex Inc. (Class A)                 173,506     4,733,244
Paychex Inc.                          81,217     2,751,632
Yahoo! Inc.                           70,229     2,551,420(a)
                                                38,943,306

TELECOMMUNICATION SERVICES -- 3.6%

Vodafone Group PLC. ADR              227,211     5,021,363(h,l)

TOTAL INVESTMENTS IN SECURITIES
   (COST $126,137,044)                         137,560,182


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     3,600,160     3,600,160(j)
State Street Navigator Security
   Lending Prime Portfolio         6,006,399     6,006,399(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $9,606,559)                             9,606,559


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.2)%                                   (5,966,028)
                                              ------------

NET ASSETS-- 100%                             $141,200,713
                                              ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Premier Growth Equity Fund had the following short futures contracts open at June 30, 2004:
                             NUMBER     CURRENT
               EXPIRATION      OF      NOTIONAL   UNREALIZED
DESCRIPTION       DATE      CONTRACTS    VALUE   APPRECIATION
--------------------------------------------------------------------------------

S&P 500     September 2004      4    $(1,140,400)     $75

See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Value Equity Fund
--------------------------------------------------------------------------------

Q&A


PAUL REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THIS CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. MR. REINHARDT HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Value Equity Fund had a return of 2.22% for the six-month period ended June 30, 2004. The S&P 500 Index returned 3.44% over the same period, while the Fund's Lipper peer group of 99 Multi-Cap Value funds returned 4.49%.

Q. WHAT FACTORS MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF 2004?

A. During the first half of 2004 Consumer Staples and Energy helped our performance, while Consumer Discretionary, Materials and Information Technology services hurt our performance. In Consumer Staples, we were underweight in the sector and overweight in Clorox and PepsiCo, companies with steady earnings growth and reasonable valuations. We were overweight in Energy due to geopolitical and supply concerns as well as attractive valuations. The best performing stocks in the Energy sector were Burlington Resources, with large exposure to North American natural gas, and ConocoPhillips, a play on new management and restructuring that continues to execute its strategy well. On the negative side, underweighting in Consumer Discretionary stocks, due to concerns that consumers are faced with a large debt burden and slow income growth, hurt the Fund performance. We did not own outperforming eBay due to valuation concerns, and two overweight stocks in the sector that we considered to have reasonable valuations and attractive prospects, Target and Tribune, both underperformed. In the overweight Metals and Mining Sector, Newmont Mining and Barrick Gold were off sharply along with the price of gold. We consistently maintained an underweight position in the Information Technology sector due to valuation concerns, and that hurt Fund performance this quarter, as Yahoo, selling at 69 times 2005 estimates, and Qualcomm, selling at 29 times 2005 estimates, both outperformed.

Q.  HOW IS THE FUND POSITIONED FOR AN INTEREST RATE INCREASE?

A. In the event of an interest rate increase, sustainable earnings growth and rising dividends should become more attractive to investors than rapid cyclical but unsustainable earnings growth. Larger capitalization companies should also start to do better as they will be less impacted by the rising cost of capital than smaller companies that have been outperforming for the last few years. To further position our portfolio for this environment we reduced our Financial sector weightings by about 1.40%, eliminated holdings in Suntrust Banks and reduced holdings in a number of other interest rate sensitive banks.

Q. WHAT WERE THE MAJOR BUYS AND SELLS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. We reduced our positions in a number of retail holdings, including Home Depot, Wal-Mart and Costco, since we believe consumer income will not rise faster than economic growth. At the same time we added to a number of Consumer Staples holdings such as Clorox and Anheuser Busch, and initiated a position in Sara Lee, all companies with attractive valuations and an outlook for steady growth. We also decided to eliminate our remaining position in AT&T, believing the fundamental outlook continues to deteriorate for the landline long distance business. We redeployed the proceeds into Vodafone, the world leader in cell phone networks.

                                                                 [PHOTO OMITTED]

Value Equity Fund                                                    (unaudited)
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                             VALUE EQUITY FUND           S&P 500 INDEX

4/28/2000                         10000                       10000
06/00                              9970                       10035
09/00                             10000                        9934
12/00                              9979                        9155
3/1/2004                           9215                        8071
6/1/2004                           9486                        8543
9/1/2004                           8401                        7286
12/1/2004                          9105                        8064
3/2/2004                           9388                        8088
6/2/2004                           8357                        7004
9/2/2004                           6973                        5793
12/2/2004                          7506                        6282
3/3/2004                           7220                        6085
6/3/2004                           8220                        7022
9/3/2004                           8352                        7209
12/3/2004                          9311                        8087
3/4/2004                           9425                        8224
6/4/2004                           9517                        8365


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                             SIX     ONE     THREE     SINCE
                           MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------

Value Equity Fund            2.22%    15.79%   0.11%    -1.18%
--------------------------------------------------------------------------------
S&P 500                      3.44%    19.13%  -0.70%    -4.19%
--------------------------------------------------------------------------------
Inception date            4/28/00
--------------------------------------------------------------------------------


Value Equity Fund (ending value $9,517)
S&P 500 (ending value $8,365)

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
-------------------------------------------------------------------
 Pfizer Inc.                                             3.55%
-------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.32%
-------------------------------------------------------------------
 Citigroup Inc.                                          3.13%
-------------------------------------------------------------------
 Microsoft Corp.                                         2.71%
-------------------------------------------------------------------
 American International Group Inc.                       2.56%
-------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.38%
-------------------------------------------------------------------
 Bank of America Corp.                                   1.97%
-------------------------------------------------------------------
 PepsiCo Inc.                                            1.93%
-------------------------------------------------------------------
 Conoco Phillips                                         1.83%
-------------------------------------------------------------------
 Target Corp.                                            1.80%
-------------------------------------------------------------------

PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $35,928 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Financials 21.2%
Information Technology 13.7%
Industrials 11.5%
Consumer Staples 10.0%
Healthcare 9.5%
Energy 8.9%
Consumer Discretionary 8.0%
Short-Term Investments 5.2%
Materials 5.1%
Utilities 2.8%
Telecommunication Services 2.4%
Miscellaneous 1.7%

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE MULTI-CAP VALUE PEER GROUP CONSISTING OF 99, 99 AND 69 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

VALUE EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE

--------------------------------------------------------------------------------

COMMON STOCK -- 93.7%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.3%

Comcast Corp. (Class A Special)        8,673  $    239,462(a)
Comcast Corp. (Class A)                1,820        51,015(a)
Family Dollar Stores Inc.              1,144        34,800
Gannett Co Inc.                          406        34,449
Home Depot Inc.                        1,809        63,677
Liberty Media Corp. (Series A)        24,065       216,344(a)
Liberty Media International Inc.
   (Series A)                          1,167        43,296(a)
Lowe's Cos. Inc.                       5,051       265,430
News Corp Ltd. ADR                     3,240       106,531
Omnicom Group                          3,479       264,021
Target Corp.                          15,249       647,625
Time Warner Inc.                      21,206       372,801(a)
Tribune Co.                            7,718       351,478
Viacom Inc. (Class B)                  4,574       163,383
                                                 2,854,312

CONSUMER STAPLES -- 10.4%

Altria Group Inc.                        858        42,943
Anheuser-Busch Cos. Inc.               7,100       383,400
Avon Products Inc.                     1,106        51,031
Clorox Co.                             9,078       488,215
Colgate-Palmolive Co.                  4,384       256,245
Costco Wholesale Corp.                 1,667        68,464
General Mills Inc.                     1,240        58,937
Kellogg Co.                            2,859       119,649
Kimberly-Clark Corp.                   5,956       392,381
Pepsi Bottling Group Inc.              3,097        94,582
PepsiCo Inc.                          12,866       693,220
Procter & Gamble Co.                   8,672       472,104
Sara Lee Corp.                         3,109        71,476
Wal-Mart Stores Inc.                   7,862       414,799
                                                 3,607,446

ENERGY -- 9.2%

Baker Hughes Inc.                      2,454        92,393
Burlington Resources Inc.             11,436       413,754
Conoco Phillips                        8,625       658,001
Devon Energy Corp.                     1,525       100,650
EnCana Corp.                           7,148       308,508
Exxon Mobil Corp.                     26,857     1,192,719
Nabors Industries Ltd.                 2,145        96,997(a)
Occidental Petroleum Corp.             2,145       103,839
Schlumberger Ltd.                      3,431       217,903
                                                 3,184,764


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 21.4%

Allstate Corp.                         8,315 $     387,063
American Express Co.                   2,573       132,201
American International Group Inc.     12,914       920,510
Bank of America Corp.                  8,384       709,454
Blackrock Inc. (Class A)               3,574       228,128
Chubb Corp.                            1,906       129,951
Citigroup Inc.                        24,208     1,125,672
Federal Home Loan
   Mortgage Corp.                      3,240       205,092
Federal National Mortgage Assoc.       7,147       510,010
Hartford Financial Services
   Group Inc.                          3,574       245,677
JP Morgan Chase & Co.                  6,385       247,546
Lincoln National Corp.                 1,763        83,302
Marsh & McLennan Cos. Inc.             3,526       160,010
MBNA Corp.                             1,515        39,072
Mellon Financial Corp.                 8,578       251,593
Morgan Stanley                         6,528       344,483
Principal Financial Group              2,859        99,436
Prudential Financial Inc.              4,146       192,665
Rayonier Inc.                          1,811        80,499
SLM Corp.                              3,050       123,373
SouthTrust Corp.                         596        23,131
State Street Corp.                     4,431       217,296(e)
US Bancorp.                            9,052       249,473
Wachovia Corp.                         2,097        93,317
Waddell & Reed Financial Inc.
   (Class A)                           2,621        57,950
Wells Fargo & Co.                      9,531       545,459
                                                 7,402,363

HEALTHCARE -- 9.9%

Abbott Laboratories                   14,437       588,452
Cardinal Health Inc.                   3,336       233,687
HCA Inc.                               3,812       158,541
Johnson & Johnson                      9,626       536,168
Pfizer Inc.                           37,169     1,274,153
UnitedHealth Group Inc.                3,550       220,988
WellPoint Health Networks              1,716       192,209(a)
Wyeth                                  5,718       206,763
                                                 3,410,961

INDUSTRIALS -- 9.4%

Avery Dennison Corp.                   1,191        76,236
Burlington Northern
   Santa Fe Corp.                      6,957       243,982
Caterpillar Inc.                         953        75,706
Deere & Co.                            4,860       340,880
Eaton Corp.                            2,455       158,937
Emerson Electric Co.                   1,906       121,126
General Dynamics Corp.                 3,431       340,698
Honeywell International Inc.           5,718       209,450


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

VALUE EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Lockheed Martin Corp.                  3,145 $     163,792
Northrop Grumman Corp.                 7,338       394,051
Pitney Bowes Inc.                      1,191        52,702
Rockwell Collins Inc.                  2,716        90,497
3M Co.                                 1,716       154,457
Tyco International Ltd.                8,911       295,311
Union Pacific Corp.                    2,764       164,320
United Technologies Corp.              4,193       383,576
                                                 3,265,721

INFORMATION TECHNOLOGY -- 14.3%

Analog Devices Inc.                    8,768       412,797
Applied Materials Inc.                 9,921       194,650(a)
BMC Software Inc.                      8,816       163,096(a)
Certegy Inc.                             953        36,976
Cisco Systems Inc.                    12,867       304,948(a)
Dell Inc.                              8,006       286,775(a)
EMC Corp                               8,578        97,789(a)
First Data Corp.                      11,532       513,405
Hewlett-Packard Co.                    8,006       168,927
Intel Corp.                           17,155       473,478
International Business
   Machines Corp.                      6,838       602,770
Intuit Inc.                            1,191        45,949(a)
Microsoft Corp.                       34,072       973,096
Oracle Corp.                          30,689       366,120(a)
Texas Instruments Inc.                 2,859        69,131
Unisys Corp.                          16,202       224,884(a)
                                                 4,934,791

MATERIALS -- 5.3%

Alcoa Inc.                             6,671       220,343
Barrick Gold Corp.                     7,958       157,171
Dow Chemical Co.                       3,336       135,775
EI Du Pont de Nemours & Co.            1,020        45,308
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 4,289       142,180
MeadWestvaco Corp.                     2,049        60,220
Monsanto Co.                           1,317        50,705
Newmont Mining Corp.                   4,336       168,063
Praxair Inc.                           7,529       300,482
Rohm & Haas Co.                        4,765       198,129
Weyerhaeuser Co.                       5,718       360,920
                                                 1,839,296

TELECOMMUNICATION SERVICES -- 2.5%

SBC Communications Inc.                5,718       138,661
Sprint Corp.                           5,004        88,070
Verizon Communications Inc.           12,723       460,445
Vodafone Group PLC. ADR                8,577       189,552
                                                   876,728


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES -- 3.0%

American Electric Power Co Inc.        2,431  $     77,792
Dominion Resources Inc.                6,862       432,855
Entergy Corp.                          3,193       178,840
Exelon Corp.                           6,528       217,317
PG&E Corp.                             4,051       113,185(a)
                                                 1,019,989

TOTAL COMMON STOCK
   (COST $28,668,905)                           32,396,371


--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 4.8%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund      7,069       202,032(l)
Industrial Select Sector SPDR Fund    29,856       855,673(l)
SPDR Trust Series 1                    5,186       593,953(l)

TOTAL EXCHANGE TRADED FUNDS
   (COST $1,566,597)                             1,651,658


TOTAL INVESTMENTS IN SECURITIES
   (COST $30,235,502)                           34,048,029



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund       462,751       462,751(j)
State Street Navigator Security
   Lending Prime Portfolio         1,417,655     1,417,655(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,880,406)                             1,880,406


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.9%)                                   (1,341,299)
                                               -----------

NET ASSETS-- 100%                              $34,587,136
                                               ===========

See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Mid-Cap Value Equity Fund1
--------------------------------------------------------------------------------


Q&A


RALPH E. WHITMAN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE MID-CAP VALUE EQUITY FUND. HE HAS SERVED IN THIS CAPACITY SINCE OCTOBER 2000. HE JOINED GE ASSET MANAGEMENT IN 1987 AS AN EQUITY ANALYST. HE BECAME VICE PRESIDENT FOR U.S. EQUITY INVESTMENTS IN 1995 AND SENIOR VICE PRESIDENT FOR U.S. EQUITY PORTFOLIOS IN 1998.

EFFECTIVE SEPTEMBER 1, 2004, DIANE M. WEHNER, A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT, WILL ASSUME RESPONSIBILITY AS THE PORTFOLIO MANAGER OF THE FUND.

Q. HOW DID THE MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Mid-Cap Value Equity Fund returned 5.21% for the six-month period ended June 30, 2004. The Russell Mid-Cap Value Index returned 7.14% for the same period, while the Fund's Lipper peer group of 58 Mid-Cap Value funds returned 7.32%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Mid-Cap Value Equity Fund underperformed its benchmark due to an underweighting within the energy sector as well as the performance of individual holdings related to company specific issues. Within materials, packaging stock Sealed Air was affected by higher raw material cost concerns, while Bowater, a newsprint and paper manufacturer, faced concerns about the pace of the economic recovery and an inability to raise prices as quickly as the market had been expecting. Specialty pharmaceutical company, Watson Pharmaceuticals, negatively pre-announced its second quarter results, which were impacted by increased competition in the generic oral contraceptive market. We underperformed the benchmark, within Information Technology, in part because of the strong stock performance of speculative telecommunication equipment names such as Lucent, which we did not own, and poor performance by Molex and Unisys, which we did own. Insurance holding company, Old Republic, reported an earnings shortfall primarily caused by higher loss and operating expenses within its mortgage and title insurance segments.

Q.  WHICH STOCKS AND SECTORS HAVE PERFORMED WELL?

A. On the positive side, solid stock selection in Healthcare, Financial Services and Consumer Staples benefited the Fund. Instrument company Thermo Electron was up due to recovery in its end markets, particularly life and laboratory sciences, while Caremark, a pharmacy benefits manager, delivered healthy returns reflecting continued strong revenue and


[PHOTO OMITTED]


1. Effective August 31, 2004, the name of the GE Investments Mid-Cap Value Equity Fund will be changed to GE Investments Mid-Cap Equity Fund.

Mid-Cap Value Equity Fund
--------------------------------------------------------------------------------

Q&A

    earnings growth. Insurance holdings Hartford Financial Services and reported strong results and within Consumer Staples, Tyson Foods benefited from consumer focus on protein and the low-carb diet phenomenon. We also had solid performance from energy stocks Valero, ConocoPhillips and Weatherford International.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. We continue to focus on investing in attractively valued companies with solid earnings prospects, strong market share and superior long-term fundamentals. New companies being purchased by the Fund must be reasonably priced based on their earnings outlook in comparison to the market, as well as to the relevant peer group. We believe companies with high quality management teams, superior returns, and a focus on shareholder value will produce sustainable gains over the long term.

Q.  WHICH INVESTMENTS STAND OUT?

A. Economically sensitive sectors, including Energy, Consumer Discretionary and Information Technology were a major focus of investors over the past six months. The Fund's performance benefited from these trends. Strong stock selection in the Consumer Discretionary sector included Sherwin-Williams, up 21% and Michaels Stores, which rose 25%. In the Information Technology sector, our investment in Thermo Electron returned 22% while Mettler-Toledo rose 16%. Within Energy, Valero returned 60%, Weatherford International returned 25% and ConocoPhillips returned 18%. Other standouts include insurance company Torchmark, which continued to perform well, up 19%. Within the Consumer Staples sector, Tyson Foods increased 59%, Pepsi Bottling rose 27% and RJ Reynolds appreciated 20%. Finally, consolidation among regional banks included acquisitions of fund holdings National Commerce Financial (up 21%) and SouthTrust (up 20%).

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the six months, we have made modest changes to the Fund in several areas. We continue to narrow our sector bets and position the portfolio for an economic recovery by selectively taking profits in the Energy and Healthcare sectors, while adding to positions in the underweighted Consumer Discretionary sector. We have also decreased our weighting in Consumer Staples by taking some profits in Tyson Foods and RJ Reynolds. Additionally, we increased our overweight position in Information Technology by acquiring additional stock in Novellus Systems, Comverse Technology and Intersil Corporation.

Mid-Cap Value Equity Fund                                            (unaudited)
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                          MID-CAP             RUSSELL
                    VALUE EQUITY FUND      MIDCAP VALUE

5/1/97                     10000               10000
06/97                      11450               10983
12/97                      13256               12877
06/98                      14975               13798
12/98                      14142               13525
06/99                      17393               14574
12/99                      16583               13515
06/00                      15869               13402
12/00                      17958               16093
6/1/2004                   18343               16626
12/1/2004                  18016               16472
6/2/2004                   18005               16944
12/2/2004                  15536               14886
6/3/2004                   17476               16840
12/3/2004                  20654               20554
6/4/2004                   21729               22023


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------
                             SIX     ONE     FIVE      SINCE
                           MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------
Mid-Cap Value Equity Fund    5.21%    24.34%   4.55%    11.44%
--------------------------------------------------------------------------------
Russell MidCap Value Index*  7.14%    30.78%   8.61%    11.65%
--------------------------------------------------------------------------------
Lipper peer group average**  7.32%    31.33%   9.27%   N/A
--------------------------------------------------------------------------------
Inception date             5/1/97
--------------------------------------------------------------------------------

Mid-Cap Value Equity Fund (ending value $21,729)
Russell MidCap Value (ending value $22,023)

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------
 Republic Services Inc.                                  2.72%
--------------------------------------------------------------------
 Banknorth Group Inc.                                    2.19%
--------------------------------------------------------------------
 Federated Department Stores                             2.13%
--------------------------------------------------------------------
 Old Republic International Corp.                        1.94%
--------------------------------------------------------------------
 Burlington Northern Santa Fe Corp.                      1.77%
--------------------------------------------------------------------
 Viad Corp.                                              1.77%
--------------------------------------------------------------------
 Hartford Financial Services Group Inc.                  1.74%
--------------------------------------------------------------------
 Molex Inc. (Class A)                                    1.67%
--------------------------------------------------------------------
 Thermo Electron Corp.                                   1.66%
--------------------------------------------------------------------
 Conoco Phillips                                         1.65%
--------------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $244,181 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Financials 24.6%
Industrials 14.0%
Information Technology 12.0%
Consumer Discretionary 9.3%
Utilities 8.7%
Short-Term Investments 8.4%
Materials 8.4%
Energy 5.8%
Healthcare 4.6%
Consumer Staples 3.4%
Telecommunication Services 0.8%


  * EFFECTIVE AUGUST 31, 2004, THE RUSSELL MIDCAP INDEX WILL REPLACE THE RUSSELL MIDCAP VALUE INDEX AS THE BENCHMARK USED TO MEASURE THE FUND'S PERFORMANCE.

** LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS
   FOR THE PERIODS INDICATED IN THE MID-CAP VALUE PEER GROUP CONSISTING OF 58, 58 AND 20 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

   SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

   PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MID-CAP VALUE EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                            MID-CAP VALUE EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.9%+
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.9%

Brinker International Inc.             9,304  $    317,452(a)
Delphi Corp.                         141,007     1,505,955
Entercom Communications Corp.         26,439       986,175(a)
Federated Department Stores          105,755     5,192,570(h)
Interpublic Group of Cos. Inc.        74,670     1,025,219(a)
Jones Apparel Group Inc.              54,640     2,157,187
Lear Corp.                            37,367     2,204,279
Marriott International Inc. (Class A) 17,626       879,185
Michaels Stores Inc.                  35,252     1,938,860(l)
Neiman-Marcus Group Inc.
   (Class A)                          48,665     2,708,207
New York Times Co. (Class A)          47,590     2,127,749
Regal Entertainment Group
   (Class A)                          34,568       625,681(l)
Sherwin-Williams Co.                  26,363     1,095,383
                                                22,763,902

CONSUMER STAPLES -- 3.6%

Clorox Co.                            26,439     1,421,889
Kroger Co.                           111,983     2,038,091(a,h)
Pepsi Bottling Group Inc.             23,438       715,797
RJ Reynolds Tobacco Holdings Inc.     26,438     1,786,944(l)
Safeway Inc.                          47,590     1,205,931(a)
Tyson Foods Inc.                      52,877     1,107,773
                                                 8,276,425

ENERGY -- 6.1%

Conoco Phillips                       52,877     4,033,986
Devon Energy Corp.                    35,252     2,326,632
ENSCO International Inc.              75,086     2,185,003
Pioneer Natural Resources Co.         29,964     1,051,137
Unocal Corp.                           8,813       334,894
Valero Energy Corp.                   26,439     1,950,141
Weatherford International Ltd.        47,942     2,156,431(a)
                                                14,038,224

FINANCIALS -- 26.0%

AG Edwards Inc.                       38,777     1,319,581
Apartment Investment &
   Management Co. (Class A) (REIT)    88,129     2,743,456
Astoria Financial Corp.               44,065     1,611,898
Banknorth Group Inc.                 164,367     5,338,640
Boston Properties Inc. (REIT)         26,439     1,324,065
City National Corp.                   29,964     1,968,635
Cullen Inc.                           12,338       552,125
Equity Residential (REIT)             70,503     2,096,054
Everest Re Group Ltd.                 22,914     1,841,369


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


Hartford Financial Services
   Group Inc.                         61,690  $  4,240,571
Kimco Realty Corp. (REIT)             11,615       528,482
Legg Mason Inc.                       17,626     1,604,142
M&T Bank Corp.                        25,538     2,229,467
Maguire Properties Inc. (REIT)        82,281     2,038,100(l)
MBIA Inc.                             17,626     1,006,797
National Commerce
   Financial Corp.                    88,129     2,864,193
Nationwide Financial Services
   (Class A)                          52,877     1,988,704
North Fork Bancorporation Inc.        51,548     1,961,401
Old Republic International Corp.     200,119     4,746,823
Plum Creek Timber Co. Inc. (REIT)     44,065     1,435,638
Public Storage Inc. (REIT)            35,252     1,621,945
SouthTrust Corp.                      70,503     2,736,221
Stancorp Financial Group Inc.          7,172       480,524
Torchmark Corp.                       74,960     4,032,848
Vornado Realty Trust (REIT)           26,439     1,509,931
Waddell & Reed Financial Inc.
   (Class A)                         108,928     2,408,398
Zions Bancorp.                        61,690     3,790,851
                                                60,020,859

HEALTHCARE -- 4.9%

AmerisourceBergen Corp.               52,877     3,160,987
Caremark Rx Inc.                      61,518     2,026,403(a)
Manor Care Inc.                       89,137     2,912,997
Millennium Pharmaceuticals Inc.       17,626       243,239(a)
Oxford Health Plans Inc.               8,813       485,068
Tenet Healthcare Corp.               105,755     1,418,175(a,h)
Watson Pharmaceuticals Inc.           40,202     1,081,434(a)
                                                11,328,303

INDUSTRIALS -- 14.8%

AGCO Corp.                            52,877     1,077,104(a,l)
Allete Inc.                           70,503     2,347,750
Burlington Northern
   Santa Fe Corp.                    123,381     4,326,972
Dover Corp.                           75,674     3,185,875
Harsco Corp.                           7,602       357,294
Jacobs Engineering Group Inc.         26,439     1,041,168(a,l)
L-3 Communications Holdings Inc.      16,621     1,110,283(l)
Pitney Bowes Inc.                     61,690     2,729,783
Republic Services Inc.               229,136     6,631,196
Textron Inc.                          67,397     4,000,012
United Defense Industries Inc.        88,129     3,084,515(a)
Viad Corp.                           160,172     4,326,246(a,l)
                                                34,218,198

INFORMATION TECHNOLOGY -- 12.7%

Advanced Fibre Communications Inc.    83,571     1,688,134(a)
Arrow Electronics Inc.                66,341     1,779,266(a)
BMC Software Inc.                     61,690     1,141,265(a)
Computer Sciences Corp.               51,668     2,398,945(a)
Comverse Technology Inc.              37,735       752,436(a)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

MID-CAP VALUE EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Intersil Corp. (Class A)              35,274  $    764,035
Manhattan Associates Inc.             13,389       413,452(a)
Mettler Toledo International Inc.     74,255     3,648,891(a)
Molex Inc. (Class A)                 149,819     4,087,062(h)
Novellus Systems Inc.                 26,439       831,242(a)
Peoplesoft Inc.                       35,252       652,162(a)
Siebel Systems Inc.                   52,878       564,737(a)
Storage Technology Corp.              17,626       511,154(a)
Sycamore Networks Inc.               141,799       599,810(a,l)
Thermo Electron Corp.                132,194     4,063,644(a)
3Com Corp.                           140,301       876,881(a)
Unisys Corp.                         264,387     3,669,692(a)
Vishay Intertechnology Inc.           48,219       895,909(a,l)
                                                29,338,717

MATERIALS -- 8.9%

Arch Coal Inc.                        17,626       644,935(l)
Bowater Inc.                          42,302     1,759,340
Cabot Corp.                           59,363     2,416,074(h)
Lubrizol Corp.                        35,252     1,290,928
Martin Marietta Materials Inc.        44,875     1,989,309
Newmont Mining Corp.                  17,626       683,184
Pactiv Corp.                          83,079     2,071,990(a)
Peabody Energy Corp.                  23,501     1,315,821
PPG Industries Inc.                   26,439     1,652,173
Praxair Inc.                          72,618     2,898,184
Rohm & Haas Co.                       42,567     1,769,936
Sealed Air Corp.                      38,092     2,029,161(a)
                                                20,521,035

TELECOMMUNICATION SERVICES -- 0.8%

Qwest Communications
   International                     299,641     1,075,711(a)
Telephone & Data Systems Inc.         10,435       742,972
                                                 1,818,683

UTILITIES -- 9.2%

Ameren Corp.                          35,251     1,514,383
Consolidated Edison Inc.               8,901       353,904
DTE Energy Co.                        46,857     1,899,583(l)
Entergy Corp.                         26,439     1,480,848
FirstEnergy Corp.                     70,503     2,637,517
KeySpan Corp.                         17,647       647,645
OGE Energy Corp.                     141,007     3,591,448
Pepco Holdings Inc.                  102,767     1,878,581
PG&E Corp.                            17,809       497,583(a)
Public Service Enterprise
   Group Inc.                         26,439     1,058,353
SCANA Corp.                           76,953     2,798,781(l)
TECO Energy Inc.                      52,877       633,995(l)
Wisconsin Energy Corp.                70,503     2,299,103
                                                21,291,724

TOTAL INVESTMENTS IN SECURITIES
   (COST $187,957,103)                         223,616,070



                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 8.9%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     6,992,245  $  6,992,245(j)
State Street Navigator Security
   Lending Prime Portfolio        13,572,379    13,572,379(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $20,564,624)                           20,564,624


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (5.8)%                                  (13,447,226)
                                              ------------

NET ASSETS-- 100%                             $230,733,468
                                              ============



--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Mid-Cap Value Equity Fund had the following short futures contracts open at June 30, 2004:
                                NUMBER     CURRENT
                  EXPIRATION      OF      NOTIONAL      UNREALIZED
DESCRIPTION          DATE      CONTRACTS    VALUE      DEPRECIATION
--------------------------------------------------------------------------------

S&P MidCap 400  September 2004    8     $(2,433,000)    $(49,850)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------

Q&A

PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") IS THE SUB-ADVISER FOR THE SMALL-CAP VALUE EQUITY FUND. PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUNDS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

Q. HOW DID THE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Small-Cap Value Equity Fund had a return of 6.99% for the six-month period ended June 30, 2004. The Russell 2000 Index gained 6.76% over the same period, while the Fund's Lipper peer group of 105 Small-Cap Core funds returned 6.77%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The small-cap market performed well during the first half of the year despite rising interest rates, slower mutual fund flows, and rising oil and gas prices. The Russell Index reconstitution differed slightly this year as the market capitalization of the index increased by a notable amount. Reversing last year's trend, the mid-to-larger cap small stocks outperformed the micro-caps.

Q. WHICH PARTICULAR STOCKS AND SECTORS SIGNIFICANTLY CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The Fund's lower relative sector exposure in the Consumer Staples, Financials, Healthcare and Utilities sectors was, overall, a slight contributor to return. The Fund had no holdings in the Telecomm Services sector, which added 0.12% during the period. The Fund's higher relative allocation in the Consumer Discretionary, Energy, and Industrials sectors contributed an aggregate of 0.24% while the higher allocation in the Materials sector detracted 0.09% and the Information Technology sector allocation detracted 0.34% from the total return. Collectively, the sector allocation detracted 0.01% to total return during the quarter.

Q.  WHY DID THE FUND OVERPERFORM ITS BENCHMARK FOR THE PAST SIX MONTHS?

A. The Fund rose 6.99% during the six-month period, while the benchmark gained 6.76%. The most notable difference in the year-to-date period was the reversal of the drivers of last year's performance. The mid-to-larger cap small stocks have outperformed the micro-caps. Stable companies with strong financials, attractive valuations, and the ability to internally generate growth have regained a rational position within the investment universe.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant reduction in sector allocation occurred in the Information Technology sector where we reduced the Fund's exposure to the Technology & Hardware industry and fine-tuned our overall sector exposure in anticipation of the Russell reconstitution and Fed rate increase. We increased the allocation to the Financial Services sector, concentrating on themes in small regional banks, asset management and investment banking firms and insurance companies.

Q.  WHICH STOCKS AND SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. During the period, the Fund's performance was hampered by a higher relative allocation and lower relative return in the Information Technology sector, which detracted 1.74%. Holdings in the Healthcare and Energy sectors were the clear leaders, providing strong absolute and relative returns. Healthcare contributed 2.65% and Energy contributed 0.53% to the Fund's performance relative to its benchmark.

Q.  WHICH INVESTMENTS STAND OUT IN TERMS OF OVER OR UNDER PERFORMANCE IMPACT?

A. Amkor Technologies (AMKR) posted a loss of 54.9% on disappointing earnings results and detracted 0.54% from total return. OmniVision Technology lost 35.9% over the six-month period primarily on news that the company conducted an internal audit and will be restating prior revenue and earnings results that had been understated. On a positive note, Noven Pharmaceuticals (NOVN) gained 44.8% during the period, as results were better than anticipated. Advanced Medical Optics (AVO), acquired Pfizer's ophthalmic business and the stock price increased 88.8% during the period.

Small-Cap Value Equity Fund                                          (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                        SMALL-CAP VALUE EQUITY FUND            RUSSELL 2000

4/28/2000                         10000                             10000
06/00                              9890                             10241
09/00                             10300                             10362
12/00                             11326                              9650
3/1/2004                          10663                              9021
6/1/2004                          12029                             10312
9/1/2004                          10934                              8171
12/1/2004                         12455                              9896
3/2/2004                          12797                             10295
6/2/2004                          12466                              9433
9/2/2004                          10568                              7419
12/2/2004                         10730                              7876
3/3/2004                           9737                              7524
6/3/2004                          11116                              9288
9/3/2004                          11680                             10132
12/3/2004                         13317                             11601
3/4/2004                          14132                             12327
6/4/2004                          14247                             12385


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                             SIX     ONE     THREE     SINCE
                           MONTHS    YEAR    YEAR    INCEPTION
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund   6.99%   28.17%    5.80%    8.85%
--------------------------------------------------------------------------------
Russell 2000                  6.76%   33.35%    6.30%    5.27%
--------------------------------------------------------------------------------
Lipper peer group average*    6.77%   32.15%    6.16%  N/A
--------------------------------------------------------------------------------
Inception date             4/28/00
--------------------------------------------------------------------------------

Small-Cap Value Equity Fund (ending value $14,247)
Russell 2000 (ending value $12,385)

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
-----------------------------------------------------------------
 Centene Corp.                                           1.54%
-----------------------------------------------------------------
 Genesee & Wyoming Inc. (Class A)                        1.46%
-----------------------------------------------------------------
 DRS Technologies Inc.                                   1.45%
-----------------------------------------------------------------
 Platinum Underwriters Holdings Ltd.                     1.38%
-----------------------------------------------------------------
 Noven Pharmaceuticals Inc.                              1.38%
-----------------------------------------------------------------
 Warnaco Group Inc.                                      1.30%
-----------------------------------------------------------------
 Varian Inc.                                             1.29%
-----------------------------------------------------------------
 Federal Realty Investment Trust (REIT)                  1.28%
-----------------------------------------------------------------
 Manitowoc Co.                                           1.24%
-----------------------------------------------------------------
 Webster Financial Corp.                                 1.19%
-----------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $127,933 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Short-Term Investments 26.1%
Technology 20.0%
Financials 15.3%
Consumer Discretionary 12.6%
Healthcare 6.4%
Materials & Processing 4.5%
Energy 4.3%
Autos & Transportation 2.8%
Real Estate Investment Trusts 2.7%
Utilities 2.2%
Broadcast/Cable 1.7%
Producer Durables 1.4%

* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE SMALL-CAP CORE PEER GROUP CONSISTING OF 105, 105 AND 87 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                           SMALL-CAP VALUE EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.3%+
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 3.6%

Fleetwood Enterprises Inc.            58,400  $    849,720(a)
Genesee & Wyoming Inc. (Class A)      78,800     1,867,560(a)
RailAmerica Inc.                      40,800       595,680(a)
Republic Airways Holdings Inc.        18,400       262,200(a,l)
                                                 3,575,160

BROADCAST/CABLE -- 2.2%

Citadel Broadcasting Corp.            31,600       460,412(a)
Cumulus Media Inc. (Class A)          35,400       595,074(a,l)
Lodgenet Entertainment Corp.          33,500       552,750(a)
Regent Communications Inc.            97,800       605,382(a,l)
                                                 2,213,618

CONSUMER DISCRETIONARY -- 16.2%

American Eagle Outfitters             49,700     1,436,827(a)
Comfort Systems USA Inc.              85,000       543,150(a)
Dave & Buster's Inc.                  79,600     1,495,684(a,l)
IKON Office Solutions Inc.            85,500       980,685(l)
Kenneth Cole Productions Inc.
   (Class A)                          13,000       445,510(l)
Linens 'N Things Inc.                 44,700     1,310,157(a)
NCO Group Inc.                        44,600     1,190,374(a)
Perry Ellis International Inc.        20,400       515,304(a,l)
Smithfield Foods Inc.                 32,500       955,500(a,l)
Source Interlink Cos. Inc.            70,800       787,296(a)
Spherion Corp.                       125,600     1,273,584(a)
Talbots Inc.                          36,400     1,425,060(l)
Triarc Cos. (Class A)                 27,400       283,042(l)
Triarc Cos. (Class B)                 63,800       648,846(l)
Viad Corp.                            43,100     1,164,131(a)
Warnaco Group Inc.                    78,400     1,667,568(a)
                                                16,122,718

ENERGY -- 5.5%

Chesapeake Energy Corp.               74,300     1,093,696(l)
Massey Energy Co.                     53,000     1,495,130
Oil States International Inc.         70,800     1,083,240(a,l)
Spinnaker Exploration Co.             25,300       996,314(a)
St Mary Land & Exploration Co.        21,900       780,735(l)
                                                 5,449,115

FINANCIAL SERVICES -- 19.7%

BISYS Group Inc.                      88,000     1,237,280(a,l)
Cullen Inc.                           25,600     1,145,600
Greater Bay Bancorp                   50,400     1,456,560(l)
HCC Insurance Holdings Inc.           32,000     1,069,120


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Hilb Rogal & Hobbs Co.                29,200 $   1,041,856
Interactive Data Corp.                83,100     1,447,602(a,l)
Knight Trading Group Inc.             48,100       481,962(a,l)
Kronos Inc.                           15,000       618,000(a)
KV Pharmaceutical Co. (Class A)       19,400       447,946(a,l)
Platinum Underwriters
   Holdings Ltd.                      58,300     1,774,069
PRG-Schultz International Inc.        22,100       120,887(a,l)
Provident Bankshares Corp.            24,100       695,044
Raymond James Financial Inc.          42,650     1,128,092
Sandy Spring Bancorp Inc.             28,000       973,000(l)
Sky Financial Group Inc.              37,800       934,794
Sterling Bancorp.                     39,100     1,079,942(l)
Waddell & Reed Financial Inc.
    (Class A)                         65,000     1,437,150
Webster Financial Corp.               32,300     1,518,746
Westamerica Bancorp.                  19,200     1,007,040
                                                19,614,690

HEALTHCARE -- 8.3%

Axcan Pharma Inc.                     39,100       825,010(a,l)
Centene Corp.                         51,150     1,971,833(a,l)
Computer Programs &
   Systems Inc.                       34,300       699,034(l)
Immunicon Corp.                       60,100       472,386(a,l)
Medical Action Industries Inc.        45,800       842,720(a,l)
Noven Pharmaceuticals Inc.            80,500     1,772,610(a,l)
Santarus Inc.                         50,000       737,500(a,l)
Thoratec Corp.                        82,100       880,933(a,l)
                                                 8,202,026

MATERIALS & PROCESSING -- 5.9%

Discovery Partners
   International Inc.                 41,300       210,630(a,l)
EMCOR Group Inc.                      10,700       470,586(a,l)
Harsco Corp.                          23,400     1,099,800
Mueller Industries Inc.               34,800     1,245,840
Olin Corp.                            29,500       519,790(l)
Packaging Corp of America             57,300     1,369,470
Spartech Corp.                        34,300       889,742
                                                 5,805,858

PRODUCER DURABLES -- 1.8%

Champion Enterprises Inc.             24,300       223,074(a)
Manitowoc Co.                         46,800     1,584,180
                                                 1,807,254

REAL ESTATE INVESTMENT TRUSTS -- 3.5%

Cedar Shopping Centers Inc.           46,600       535,434(l)
Federal Realty Investment Trust       39,500     1,642,805
Gables Residential Trust              12,800       434,944(l)
Omega Healthcare Investors Inc.       80,600       809,224(l)
                                                 3,422,407


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


TECHNOLOGY -- 25.8%

Amkor Technology Inc.                 60,600  $    495,708(a,l)
Apogee Enterprises Inc.               42,800       445,120
CCC Information Services Group        16,400       275,356(a,l)
Ceridian Corp.                        40,600       913,500(a)
Diversa Corp.                         56,500       572,345(a)
DRS Technologies Inc.                 58,300     1,859,770(a)
Intergraph Corp.                      49,200     1,272,312(a)
Intermagnetics General Corp.          35,300     1,201,259(a,l)
Intevac Inc.                          33,400       296,258(a)
Itron Inc.                            36,600       839,604(a,l)
Lifeline Systems Inc.                  7,300       172,718(a)
Micros Systems Inc.                   21,400     1,026,558(a,l)
Mobility Electronics Inc.            103,800       873,996(a,l)
Monolithic System Technology Inc.     72,100       542,913(a,l)
Omnivision Technologies Inc.          55,400       883,630(a,l)
Parametric Technology Corp.          193,900       969,500(a)
Park Electrochemical Corp.            45,600     1,151,400(l)
Photon Dynamics Inc.                  36,000     1,262,520(a,l)
Reynolds & Reynolds Co. (Class A)     23,600       545,868
Rudolph Technologies Inc.             46,000       836,740(a,l)
Semitool Inc.                         48,000       543,360(a)
Startek Inc.                          19,200       687,360
Teledyne Technologies Inc.            39,800       796,796(a)
Tessera Technologies Inc.             24,800       446,896(a,l)
Tripath Technology Inc.               64,900       210,925(a,l)
Varian Inc.                           39,300     1,656,495(a)
Veritas DGC Inc.                      24,300       562,545(a,l)
Vishay Intertechnology Inc.           52,300       971,734(a)
Wilson Greatbatch
   Technologies Inc.                  18,000       503,100(a,l)
Woodward Governor Co.                 19,000     1,370,090
Zoran Corp.                           80,720     1,481,212(a)
                                                25,667,588

UTILITIES -- 2.8%

Black Hills Corp.                     38,000     1,197,000(l)
Idacorp Inc.                          16,700       450,900(l)
Infrasource Services Inc.             32,500       398,450(a)
Quanta Services Inc.                 122,200       760,084(a,l)
                                                 2,806,434

TOTAL INVESTMENTS IN SECURITIES
   (COST $85,177,237)                           94,686,868



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 33.6%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     4,815,333     4,815,333(j)
State Street Navigator Security
   Lending Prime Portfolio        28,430,799    28,430,799(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $33,246,132)                           33,246,132

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (28.9)%                                 (28,555,546)
                                               -----------

NET ASSETS-- 100%                              $99,377,454
                                               ===========


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

International Equity Fund
--------------------------------------------------------------------------------

Q&A


RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN EQUITY INVESTMENTS FOR THE TOTAL RETURN FUND. HE HAS SERVED IN THOSE CAPACITIES FOR THE INTERNATIONAL EQUITY AND TOTAL RETURN FUNDS SINCE 1997. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. MR. LAYMAN IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.

Q. HOW DID THE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The International Equity Fund rose by 1.29% in the six-month period ended June 30, 2004. The MSCI EAFE returned 4.56% over the same period. The Fund's Lipper peer group of 113 International Core funds returned 3.40%.

Q. WHAT FACTORS MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF 2004?

A. Whereas the overall performance of the international markets has been positive, there are substantial regional disparities reflected in those returns. China's influence waned in the first half but Japan exhibited signs of recovery. The U.K. suffered rising interest rates but Europe's meager growth sparked talk of greater reform. Emerging markets weakened as the global growth cycle developed momentum. In the index, there was a confused and unpredictable pattern to sector performances, with Utilities, Consumer Discretionary, Consumer Staples and Industrials taking the top four spots. Telecom, Materials and Healthcare brought up the rear. Only Telecom services finished the period in negative territory.

Q.  WHICH STOCKS AND SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top performers in the portfolio came from the Healthcare, Building Products and Media industries. Smith & Nephew (UK) manufactures orthopedic devices, is the subject of mergers and acquisitions rumors and is experiencing strong growth. Asahi Glass (Japan), which manufactures glass substrates used in LCD production, and Reed (UK), which is a highly successful publisher, performed well during this period. The worst performers were Taiwan Semiconductor, affected by a slowdown in chip demand and pricing; Companhia Vale do Rio Doce (Brazil - resources) hit by lower demand at major export destination China; and Sinopec (China - energy), a victim of bottlenecks and softening demand for Chinese stocks.

Q. WHAT WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS?

A. The domination of the global economy by China in 2003 became a liability in the first half of 2004, as the authorities moved to slow the country's runaway growth. Fears of a hard landing adversely affected the materials markets and the many companies taking advantage of the China opportunity. Politics has also been a major factor in market volatility, with elections in Spain and India yielding surprising results and European Parliamentary elections demonstrating skepticism about the EU.

[PHOTO OMITTED]

International Equity Fund                                            (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                         INTERNATIONAL EQUITY FUND               MSCI EAFE

5/1/95                            10000                             10000
12/95                             10670                             10522
12/96                             11728                             11158
12/97                             12921                             11356
12/98                             15176                             13626
12/99                             19778                             17300
12/00                             17262                             14849
12/1/2004                         13662                             11640
12/2/2004                         10406                              9784
12/3/2004                         14351                             13562
6/4/2004                          14536                             14181


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                               SIX     ONE     FIVE      SINCE
                              MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------
International Equity Fund     1.29%   26.67%  -2.00%     4.17%
--------------------------------------------------------------------------------
MSCI EAFE                     4.56%   32.37%   0.02%     3.88%
--------------------------------------------------------------------------------
Lipper peer group average*    3.40%   28.43%   2.52%      N/A
--------------------------------------------------------------------------------
Inception date                 5/1/95
--------------------------------------------------------------------------------

International Equity Fund (ending value $14,536)
MSCI EAFE (ending value $14,181)

INVESTMENT PROFILE

A fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities. The Fund invests primarily in developed and developing countries other than the United States.


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
------------------------------------------------------------------
 Total S.A.                                              2.33%
------------------------------------------------------------------
 BHP Billiton PLC.                                       2.16%
------------------------------------------------------------------
 Nestle S.A.                                             1.93%
------------------------------------------------------------------
 BNP Paribas                                             1.78%
------------------------------------------------------------------
 Vodafone Group PLC.                                     1.70%
------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing Co. Ltd.             1.68%
------------------------------------------------------------------
 Ente Nazionale Idrocarburi S.p.A.                       1.61%
------------------------------------------------------------------
 Credit Suisse Group                                     1.60%
------------------------------------------------------------------
 Telefonica S.A.                                         1.59%
------------------------------------------------------------------
 GlaxoSmithKline PLC.                                    1.58%
------------------------------------------------------------------



PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $55,234 (in thousands)

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Continental Europe 37.1%
United States 18.7%
United Kingdom 17.8%
Japan 13.4%
Emerging Asia 6.0%
Latin America 3.5%
Canada 2.3%
Emerging Europe 0.9%
Pacific Basin (excluding Japan) 0.3%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE INTERNATIONAL CORE PEER GROUP CONSISTING OF 113, 113 AND 86 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                            INTERNATIONAL EQUITY FUND

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


COMMON STOCK -- 94.8%+
--------------------------------------------------------------------------------


AUSTRALIA -- 0.3%

Woolworths Ltd.                       20,523  $    162,978(a)

BRAZIL -- 2.7%

Aracruz Celulose S.A. ADR              6,337       206,966
Cia Vale do Rio Doce SP ADR            5,328       208,325
Cia Vale do Rio Doce ADR               7,941       377,595
Empresa Brasileira de Aeronautica
   S.A. ADR                           17,363       496,408(l)
                                                 1,289,294

CANADA -- 2.7%

Alcan Inc.                             7,591       312,529
Bank of Nova Scotia                    3,562        95,164(l)
Bombardier Inc. (Class B)             39,962       119,819
Canadian Pacific Railway Ltd.            916        22,375
Manulife Financial Corp.               6,399       257,965
Nortel Networks Corp.                 85,214       425,196(a)
Petro-Canada                             868        37,323(l)
                                                 1,270,371

CHINA -- 2.0%

China Petroleum & Chemical Corp.   1,344,000       491,090(a)
Huaneng Power International Inc.     504,000       449,088(a,l)
                                                   940,178

DENMARK -- 0.5%

Group 4 Falck A/S                      9,359       240,514(a)

FINLAND -- 1.0%

Nokia OYJ                              6,287        90,718
Sampo Oyj (Series A)                  32,296       313,558(a)
Stora Enso Oyj (Series R)              4,847        65,753(a)
                                                   470,029

FRANCE -- 12.8%

Accor S.A.                             8,632       364,319(a,l)
AXA                                   22,521       495,943(a)
BNP Paribas                           16,018       985,134(a,l)
Carrefour S.A.                        11,780       571,566(a,l)
Credit Agricole S.A.                  15,910       387,138(a)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Lagardere S.C.A.                       9,372   $   585,516(a,l)
LVMH Moet Hennessy
   Louis Vuitton S.A.                  5,081       367,508(a,l)
Renault S.A.                           5,803       441,970(a)
Sanofi-Synthelabo S.A.                 2,419       153,334(a,l)
Total S.A.                             6,751     1,287,072(a,l)
Veolia Environnement                  13,360       376,941(a,l)
                                                 6,016,441

GERMANY -- 4.4%

Allianz AG                               767        83,080(a)
BASF AG                                4,439       237,577(a,l)
Bayerische Motoren Werke AG            6,663       294,835(a,l)
DaimlerChrysler AG                     4,180       195,287
Deutsche Boerse AG                     1,785        90,713(a,l)
E.ON AG                                7,818       564,048(a)
Muenchener
   Rueckversicherungs AG               1,806       195,777(a,l)
Schering AG                            4,685       276,051(a)
Siemens AG                             1,957       140,740(a)
                                                 2,078,108

INDIA -- 0.1%

Dr Reddy's Laboratories Ltd. ADR       1,919        33,352(l)
Tata Motors Ltd. GDR                     326         2,743
                                                    36,095

IRELAND -- 1.6%

Bank of Ireland                       44,811       597,532(a)
CRH PLC.                               8,307       175,857(a)
                                                   773,389

ISRAEL -- 0.2%
Teva Pharmaceutical Industries Ltd.
   ADR                                 1,308        88,015(l)

ITALY -- 4.9%

Banca Intesa S.p.A.                   93,472       365,050(a)
Ente Nazionale Idrocarburi S.p.A.     44,758       888,703(a,l)
Mediaset S.p.A.                        5,302        60,443(a,l)
Riunione Adriatica di Sicurta S.p.A.  30,216       548,126(a,l)
Telecom Italia S.p.A.                201,959       445,970(a)
                                                 2,308,292

JAPAN -- 15.8%

Acom Co. Ltd.                          7,487       486,485(a)
Aiful Corp.                            2,550       266,182(a)
Asahi Glass Co. Ltd.                  61,000       634,514(l)
Canon Inc.                            12,000       632,360(a)
Chugai Pharmaceutical Co. Ltd.        22,200       348,315(a,l)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Daikin Industries Ltd.                21,000  $    563,900(a)
Honda Motor Co. Ltd.                  11,000       530,266(a)
Hoya Corp.                             4,900       512,835(a)
JFE Holdings Inc.                      3,300        80,901(a)
JSR Corp.                              1,921        35,948(a)
Komatsu Ltd.                         128,000       775,402(a)
Lawson Inc.                            2,106        86,853(a)
Mitsubishi Estate Co. Ltd.            31,000       384,677(a)
Mitsui & Co. Ltd.                     55,000       411,813
Mitsui OSK Lines Ltd.                 91,834       483,093(a)
Mitsui Sumitomo
   Insurance Co. Ltd.                 44,000       413,325(a)
Nissan Motor Co. Ltd.                 13,500       150,076(a)
Sharp Corp.                           17,000       271,558(a)
Sony Corp.                             3,100       116,767(a)
Toto Ltd.                             21,000       220,941(a)
                                                 7,406,211

MEXICO -- 1.4%

America Movil SA de C.V. ADR           5,305       192,943
Grupo Televisa S.A. ADR                4,936       223,453
Wal-Mart de Mexico SA de C.V.         74,727       221,596(a)
                                                   637,992

NETHERLANDS -- 3.1%

Aegon N.V.                            14,897       179,613(a)
ING Groep N.V.                        22,305       526,465(a)
Koninklijke Philips Electronics N.V.  27,533       741,311(a)
                                                 1,447,389

NORWAY -- 0.4%

Statoil ASA                           16,411       208,349(a)

RUSSIA -- 0.9%

LUKOIL ADR                             2,251       236,805(b)
LUKOIL ADR                               325        33,963
MMC Norilsk Nickel ADR                 2,601       142,535
                                                   413,303

SOUTH KOREA -- 2.7%

Kookmin Bank ADR                       4,019       126,116
POSCO ADR                              8,147       273,006(l)
Samsung Electronics Co. Ltd. GDR       4,124       848,513(b)
                                                 1,247,635

SPAIN -- 3.4%

Banco Santander Central
   Hispano S.A.                       42,686       442,996(a,l)
Grupo Ferrovial S.A.                   6,606       275,033(a)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Telefonica S.A.                       59,293$      876,487(a)
Telefonica S.A. ADR                      536        23,922
                                                 1,618,438

SWEDEN -- 2.6%

Autoliv Inc. SDR                       3,474       145,039(a)
Skandinaviska Enskilda Banken
   AB (Series A)                      16,936       245,060(a)
Svenska Handelsbanken                 26,032       521,818(a,l)
Telefonaktiebolaget LM Ericsson
    (Series B)                        98,847       291,307(a)
                                                 1,203,224

SWITZERLAND -- 8.0%

ABB Ltd.                              62,058       339,426(a)
Credit Suisse Group                   24,932       885,878(a,h)
Nestle S.A.                            3,987     1,063,285(a,h)
Novartis AG                           19,141       844,411(a,h)
Roche Holding AG                       4,646       460,000(a)
Syngenta AG                            2,121       177,823(a)
                                                 3,770,823

TAIWAN -- 2.3%

China Steel Corp. ADR                  7,399       138,953(b)
Taiwan Semiconductor
   Manufacturing Co. Ltd.            645,182       928,264(a)
                                                 1,067,217

UNITED KINGDOM -- 21.0%

BG Group PLC.                         74,174       457,013
BHP Billiton PLC.                    137,782     1,195,617(a,h)
Brambles Industries PLC.             176,986       683,653(a)
Compass Group PLC.                    68,618       418,736(a)
Diageo PLC.                           20,115       271,218(a)
Exel PLC.                             23,945       333,064(a)
GlaxoSmithKline PLC.                  43,080       871,881(a,h)
Kingfisher PLC.                       68,263       354,363(a)
National Grid Transco PLC.            33,663       259,759(a)
Reed Elsevier PLC.                    63,660       618,798(a)
Rio Tinto PLC.                        14,326       344,497(a)
Royal Bank of Scotland Group PLC.     24,142       695,250(a)
SABMiller PLC.                        16,357       211,648(a)
Smith & Nephew PLC.                   69,596       749,070(a)
Smiths Group PLC.                     34,329       464,738(a)
Tesco PLC.                           162,681       785,496(a)
Vodafone Group PLC.                  429,094       939,630(a,h)
Wolseley PLC.                         12,163       188,592(a)
                                                 9,843,023

TOTAL COMMON STOCK
   (COST $37,246,132)                           44,537,308


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


PREFERRED STOCK -- 0.8%
--------------------------------------------------------------------------------


GERMANY -- 0.8%

Henkel KGaA
   (COST $266,566)                     4,218  $    360,152(a,l)



                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.1%
--------------------------------------------------------------------------------

FRANCE -- 0.1%

AXA
   0.00%    12/21/04
   (COST $18,966)                     $1,273        28,436(p)

TOTAL INVESTMENT IN SECURITIES
   (COST $37,531,664)                           44,925,896



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 21.9%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     1,199,592     1,199,592(j)
State Street Navigator Security
   Lending Prime Portfolio         9,108,523     9,108,523(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $10,308,115)                           10,308,115


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (17.6)%                                  (8,257,319)
                                               -----------

NET ASSETS-- 100%                              $46,976,692
                                               ===========


OTHER INFORMATION
--------------------------------------------------------------------------------

The International Equity Fund had the following long futures contracts open at June 30, 2004:

                                    NUMBER     CURRENT
                   EXPIRATION         OF      NOTIONAL    UNREALIZED
DESCRIPTION           DATE        CONTRACTS     VALUE    APPRECIATION
--------------------------------------------------------------------------------

DJ EURO STOXX 50
   Index Futures   September  2004    19      $651,188     $13,349
FTSE 100 Index
   Futures         September  2004     5       405,408       1,369
Topix Index
   Futures         September  2004     3       327,315      11,592
                                                           -------
TOTAL                                                      $26,310
                                                           -------

The International Equity Fund was invested in the following sectors at June 30, 2004:

SECTOR                     PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------

Short-Term Investments                 18.66%
Financials                             17.41%
Industrials                            11.58%
Consumer Discretionary                 10.65%
Materials                               7.20%
Healthcare                              6.92%
Consumer Staples                        6.76%
Information Technology                  6.75%
Energy                                  6.59%
Telecommunication Services              4.49%
Utilities                               2.99%
                                      -------
                                      100.00%
                                      =======

See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Total Return Fund
--------------------------------------------------------------------------------

Q&A

CHRISTOPHER D. BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE TOTAL RETURN FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF FUND ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992 AND A SENIOR VICE PRESIDENT IN 1996.
MR. BROWN IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

RALPH R. LAYMAN HAS BEEN A CO-PORTFOLIO MANAGER FOR
THE TOTAL RETURN FUND SINCE 1997. SEE PAGE 30 FOR BIOGRAPHICAL INFORMATION.

ROBERT A. MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT. MR. MACDOUGALL LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. MR. MACDOUGALL IS ALSO RESPONSIBLE FOR THE FIXED INCOME PORTION OF THE TOTAL RETURN FUND. HE HAS SERVED IN THOSE CAPACITIES FOR THE TOTAL RETURN FUND SINCE 1997 AND FOR THE INCOME FUND SINCE THE FUND'S FINANCIAL INCEPTION DATE. MR. MACDOUGALL JOINED GE ASSET MANAGEMENT IN 1986 AS VICE PRESIDENT. HE BECAME SENIOR VICE PRESIDENT OF FIXED INCOME IN 1993 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF FIXED INCOME IN 1997. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. MACDOUGALL HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. MR. MACDOUGALL RECEIVED BOTH HIS MASTERS AND BACHELOR IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.

Q. HOW DID THE TOTAL RETURN FUND PERFORM COMPARED TO ITS BENCHMARKS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Total Return Fund posted a return of 1.52% for the six-month period ended June 30, 2004. For the same period, the S&P 500 Index returned 3.44% and the Lehman Brothers Aggregate Bond Index returned 0.15%. The Fund's Lipper peer group of 84 Flexible Portfolio funds returned 2.05%.

Q. WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE DURING THE FIRST HALF OF 2004?

A. The sectors driving the year-to-date underperformance of the domestic equity portion of the portfolio include the Telecommunications and Consumer Discretionary sectors. In Telecommunications, Vodafone (-11%) trailed the sector return of 4%. We have met with management several times, and feel confident that they have the right strategies in place to continue to grow revenues and earnings, and will use free cash flow to buy back their own stock. In the Consumer Discretionary sector our holdings were down 0.5% compared to a sector return of 1.0%. Media stocks continue to be weak and year-to-date the media benchmark companies are down 8.7%. We are overweight this area as we believe fundamentals are positive and valuations remain depressed. In particular, Viacom (-19%),


[PHOTO OMITTED]

PICTURED FROM LEFT TO RIGHT: ROBERT A. MACDOUGALL,
CHRISTOPHER D. BROWN AND RALPH R. LAYMAN

Total Return Fund
--------------------------------------------------------------------------------

Q&A

    Comcast (-12%), and Liberty Media (-9%) hurt performance. Viacom is down this year due to an overhang about the Blockbuster spin-off and management concerns. The expected recovery in radio advertising has been slow to materialize, but all other aspects of their business are on track. During the quarter, Mel Karmazin resigned after a stormy relationship with Chairman Sumner Redstone-this action put to rest continued questions surrounding succession and control. We continue to believe Viacom is a well-positioned media property with strong free cash flow generating capabilities and a depressed valuation. Comcast declined in the quarter and is down year-to-date due in part to their unsuccessful bid for Disney, competition from satellite providers and the regional bell operating companies' potential for entry into the cable market. We believe investors will recognize the value inherent in this company as margins have improved, new products are driving growth, free cash flow is accelerating, a share repurchase program has been instituted and management is considered to be the gold standard in the industry. Similarly, Liberty Media is trading at a 30% discount to net asset value with an improving balance sheet and a management that is in the process of simplifying the corporate structure as evidenced by the spin-off of Liberty Media International (LMI) in the quarter. Year-to-date the biggest positive driver to performance was the Energy sector. With the strength in commodity prices driven by increased demand and an uncertain geopolitical environment, Energy stocks have been the year's best performers. Our energy holdings were up 16% and outperformed the sector return of 13%. As was the case last year, smaller capitalization stocks continued to outperform our larger capitalization holdings. We believe that the higher quality, lower beta, larger capitalization companies that we own will provide better returns over the longer term.

    Whereas the overall performance of the international markets has been positive, there are substantial regional discrepancies reflected in those returns. China's influence waned in the first half but Japan exhibited signs of recovery. The U.K. suffered rising interest rates but Europe's meager growth sparked talk of greater reform. Emerging markets weakened as the global growth cycle developed momentum. In the index, there was a confused and unpredictable pattern to sector performances, with Utilities, Consumer Discretionary, Consumer Staples and Industrials taking the top four spots. Telecom, Materials and Healthcare brought up the rear. Only Telecom services finished the period in negative territory. The domination of the global economy by China in 2003 became a liability in the first half of 2004, as the authorities moved to slow the country's runaway growth. Fears of a hard landing adversely affected the materials markets and the many companies taking advantage of the China opportunity. Politics has also been a major factor in market volatility, with elections in Spain and India yielding surprising results and European Parliamentary elections demonstrating skepticism about the EU.

    In the fixed income markets, interest rates rose and the U.S. Treasury yield curve flattened in the first half of 2004 driven primarily by investor expectations of Fed tightening. Responding to a rebound in employment and a moderate uptick in inflation, the Fed held its target on fed funds steady at 1% through the first five months but changed its language from maintaining an easy policy for "a considerable period," to being "patient" before raising rates, to tightening at a "measured" pace. The bond market reacted by pushing up yields across the maturity spectrum, particularly at the shorter end. Two- and five-year note yields ended June at 2.68% and 3.77%, up 86 (0.86%) and 52 (0.52%) basis points, respectively. Ten- and thirty-year treasury yields increased 34 (0.34%) and 21 (0.21%) basis points to finish at 4.58% and 5.29%, respectively. The Fed followed the market's lead by raising its federal funds rate 25 basis points (0.25%) in June to 1.25%. Bond prices suffered with the yield backup, offsetting return generated by coupon income, resulting in a broad market total return barely above zero. In nominal terms, the residential mortgage-backed sector performed the best with a 0.77% return and the corporate sector performed the worst with a -0.27% return. Tactical duration positioning added value in January 2004. However, our strategic decision to shorten the Fund's duration in May ahead of a Fed tightening and higher rates penalized performance as rates actually fell. Our overweighting in commercial mortgage-backed securities had a negative impact on performance. Our underweighting in government agencies and security selection in mortgage-backed and BBB rated corporate issues contributed positively to return.

Total Return Fund                                                    (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------



[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                       TOTAL RETURN FUND           S&P 500           LB AGGREGATE        COMPOSITE INDEX
06/94                         10000                 10000                10000               10000
12/94                         10421                 10489                10100               10336
12/95                         13345                 14426                11966               13396
12/96                         14759                 17760                12401               15413
12/97                         17414                 23669                13599               19046
12/98                         20390                 30460                14781               23055
12/99                         23094                 36878                14660               25824
12/00                         24236                 33493                16365               25555
12/1/2004                     23536                 29503                17746               24603
12/2/2004                     21344                 22981                19566               22187
12/3/2004                     25682                 29583                20369               26293
6/4/2004                      26073                 30602                20401               26853


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                             SIX      ONE      FIVE       TEN
                            MONTHS    YEAR     YEAR      YEAR
--------------------------------------------------------------------------------
Total Return Fund            1.52%    11.51%   3.67%    10.06%
--------------------------------------------------------------------------------
S&P 500                      3.44%    19.13%  -2.20%    11.83%
--------------------------------------------------------------------------------
LB Aggregate                 0.15%     0.32%   6.95%     7.39%
--------------------------------------------------------------------------------
Lipper peer group average*   2.05%    11.78%   2.43%     9.44%
--------------------------------------------------------------------------------
Inception date             7/1/85
--------------------------------------------------------------------------------

Total Return Fund (ending value $26,073)
S&P 500 (ending value $30,597)
LB Aggregate (ending value $20,401)
Composite Index (ending value $26,853)

INVESTMENT PROFILE

A fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in a combination of equity and investment grade debt securities.


TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
-----------------------------------------------------------------
 First Data Corp.                                        2.09%
-----------------------------------------------------------------
 Citigroup Inc.                                          1.92%
-----------------------------------------------------------------
 Pfizer Inc.                                             1.78%
-----------------------------------------------------------------
 Federal National Mortgage Assoc. 5.00%, TBA             1.78%
-----------------------------------------------------------------
 American International Group Inc.                       1.66%
-----------------------------------------------------------------
 U.S. Treasury Notes 4.00%, 02/15/14                     1.62%
-----------------------------------------------------------------
 Federal National Mortgage Assoc.                        1.58%
-----------------------------------------------------------------
 Federal National Mortgage Assoc. 5.00%, TBA             1.56%
-----------------------------------------------------------------
 Liberty Media Corp. (Series A)                          1.46%
-----------------------------------------------------------------
 Cardinal Health Inc.                                    1.41%
-----------------------------------------------------------------



PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $372,829 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Domestic Equity 43.9%
Bonds and Notes 26.0%
Short-Term & Others 15.9%
Foreign Equity 14.2%


  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE FLEXIBLE PORTFOLIO PEER GROUP CONSISTING OF
    84, 84, 58 AND 39 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

    SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

    PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                TOTAL RETURN FUND

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------



DOMESTIC EQUITY -- 49.7%+
--------------------------------------------------------------------------------


CONSUMER DISCRETIONARY -- 8.2%

Carnival Corp.                       106,684  $  5,014,148(l)
Comcast Corp. (Class A Special)      141,766     3,914,159(a)
eBay Inc.                             12,082     1,110,940(a)
Harley-Davidson Inc.                  17,721     1,097,639
Home Depot Inc.                      129,684     4,564,877
IAC/InterActiveCorp                    8,245       248,504(a)
Liberty Media Corp. (Series A)       603,805     5,428,207(a)
Liberty Media International Inc.
   (Series A)                         30,190     1,120,049(a)
Target Corp.                          47,524     2,018,344
Viacom Inc. (Class B)                 72,494     2,589,486
                                                27,106,353

CONSUMER STAPLES -- 2.1%

Colgate-Palmolive Co.                 49,135     2,871,941
PepsiCo Inc.                          54,773     2,951,169
Wal-Mart Stores Inc.                  18,929       998,694
                                                 6,821,804

ENERGY -- 3.3%

Burlington Resources Inc.             42,691     1,544,560
Exxon Mobil Corp.                    110,755     4,918,630
Nabors Industries Ltd.                26,984     1,220,216(a)
Schlumberger Ltd.                     49,940     3,171,689
                                                10,855,095

FINANCIALS -- 11.8%

AFLAC Inc.                            35,442     1,446,388(h)
Alleghany Corp. (REIT)                   331        94,997(a)
American Express Co.                  17,318       889,799
American International Group Inc.     86,590     6,172,135
Bank of America Corp.                 48,974     4,144,180
Bank One Corp.                        23,359     1,191,309
Berkshire Hathaway Inc. (Class B)        781     2,307,855(a)
Citigroup Inc.                       153,848     7,153,932(h)
Federal National Mortgage Assoc.      82,563     5,891,696
Marsh & McLennan Cos. Inc.            63,634     2,887,711
Mellon Financial Corp.                29,803       874,122
SLM Corp.                             26,581     1,075,201
State Street Corp.                    98,270     4,819,161(e)
                                                38,948,486

HEALTHCARE -- 8.8%

Abbott Laboratories                   78,938     3,217,513(h)
Cardinal Health Inc.                  75,184     5,266,639


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Dentsply International Inc.           17,749  $    924,723
Johnson & Johnson                     82,965     4,621,150
Lincare Holdings Inc.                 96,659     3,176,215(a)
Merck & Co. Inc.                      22,554     1,071,315
Pfizer Inc.                          193,317     6,626,907
WebMD Corp.                           22,772       212,235(a,l)
Wyeth                                104,713     3,786,422
                                                28,903,119

INDUSTRIALS -- 3.3%

Corinthian Colleges Inc.              15,443       382,060(a)
Dover Corp.                           96,659     4,069,344
Equifax Inc.                          38,282       947,479
Southwest Airlines Co.                90,180     1,512,319
United Technologies Corp.             12,485     1,142,128
Waste Management Inc.                 96,659     2,962,598(l)
                                                11,015,928

INFORMATION TECHNOLOGY -- 12.2%

Applied Materials Inc.                66,856     1,311,715(a)
Automatic Data Processing Inc.        70,883     2,968,580(h)
Certegy Inc.                          70,078     2,719,026
Cisco Systems Inc.                   140,960     3,340,752(a)
Dell Inc.                             88,604     3,173,795(a)
First Data Corp.                     174,791     7,781,695(h)
Intel Corp.                          116,796     3,223,570
International Business
   Machines Corp.                     18,929     1,668,591
Intuit Inc.                           64,439     2,486,057(a)
Microsoft Corp.                      181,235     5,176,072
Molex Inc. (Class A)                 136,933     3,735,532
Oracle Corp.                          70,883       845,634(a)
Paychex Inc.                          13,742       465,579
Yahoo! Inc.                           30,609     1,112,025(a)
                                                40,008,623

TOTAL DOMESTIC EQUITY
   (COST $151,873,628)                         163,659,408

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 16.1%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.9%

Accor S.A.                             9,345       394,411(a,l)
Autoliv Inc. SDR                       3,565       148,838(a)
Bayerische Motoren Werke AG            7,213       319,172(a,l)
Compass Group PLC.                    74,284       453,313(a)
DaimlerChrysler AG                     4,354       203,416
Grupo Televisa S.A. ADR                5,344       241,923
Honda Motor Co Ltd.                   11,900       573,652(a)
Kingfisher PLC.                       73,891       383,579(a)
Koninklijke Philips Electronics N.V.  29,805       802,484(a)
Lagardere S.C.A.                      10,144       633,746(a,l)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

LVMH Moet Hennessy
   Louis Vuitton S.A.                  5,499  $    397,742(a,l)
Mediaset S.p.A.                        5,407        61,640(a)
Nissan Motor Co. Ltd.                 13,800       153,411(a)
Reed Elsevier PLC.                    68,915       669,879(a)
Renault S.A.                           6,282       478,452(a,l)
Sharp Corp.                           18,000       287,532(a)
Sony Corp.                             3,200       120,533(a)
Tata Motors Ltd. GDR                     352         2,962
                                                 6,326,685

CONSUMER STAPLES -- 1.1%

Carrefour S.A.                        12,753       618,776(a,l)
Diageo PLC.                           21,774       293,587(a)
Lawson Inc.                            2,287        94,318(a)
Nestle S.A.                            4,315     1,150,759(a)
SABMiller PLC.                        17,002       219,994(a)
Tesco PLC.                           175,704       848,379(a)
Wal-Mart de Mexico SA de C.V.         80,785       239,560(a)
Woolworths Ltd.                       20,957       166,425(a)
                                                 3,631,798

ENERGY -- 1.2%

BG Group PLC.                         80,282       494,647
China Petroleum & Chemical Corp.   1,456,000       532,014(a)
Ente Nazionale Idrocarburi S.p.A.     48,667       966,319(a,l)
LUKOIL ADR                             2,678       279,851
Petro-Canada                             887        38,140(l)
Statoil ASA                           17,787       225,818(a)
Total S.A.                             7,308     1,393,263(a,l)
                                                 3,930,052

FINANCIALS -- 3.2%

Acom Co. Ltd.                         10,210       663,418(a)
Aegon N.V.                            16,130       194,479(a)
Aiful Corp.                            2,750       287,060(a)
Allianz AG                               767        83,080(a,l)
AXA                                   24,379       536,859(a,l)
Banca Intesa S.p.A.                  101,028       394,559(a,l)
Banco Santander Central
   Hispano S.A.                       46,208       479,548(a,l)
Bank of Ireland                       48,507       646,816(a)
Bank of Nova Scotia                    3,662        97,835(l)
BNP Paribas                           17,339     1,066,377(a,l)
Credit Agricole S.A.                  17,223       419,087(a,l)
Credit Suisse Group                   26,989       958,967(a)
Deutsche Boerse AG                     1,856        94,321(a)
ING Groep N.V.                        23,949       565,269(a)
Kookmin Bank                           4,151       128,967(a)
Manulife Financial Corp.               6,926       279,210(l)
Mitsubishi Estate Co Ltd.             32,000       397,086(a)
Mitsui Sumitomo Insurance Co Ltd.     47,000       441,507(a)
Muenchener
   Rueckversicherungs AG               1,956       212,037(a,l)


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Riunione Adriatica di Sicurta S.p.A.  32,433  $    588,343(a,l)
Royal Bank of Scotland Group PLC.     26,135       752,646(a)
Sampo Oyj (Series A)                  32,146       312,101(a)
Skandinaviska Enskilda Banken
   AB (Series A)                      18,333       265,274(a)
Svenska Handelsbanken                 27,921       559,684(a,l)
                                                10,424,530

HEALTHCARE -- 1.3%

Chugai Pharmaceutical Co. Ltd.        24,100       378,126(a,l)
Dr Reddy's Laboratories Ltd. ADR       1,949        33,874(l)
GlaxoSmithKline PLC.                  46,633       943,789(a)
Novartis AG                           20,720       914,069(a)
Roche Holding AG                       5,028       497,822(a)
Sanofi-Synthelabo S.A.                 2,514       159,356(a,l)
Schering AG                            5,071       298,795(a,l)
Smith & Nephew PLC.                   75,341       810,904(a)
Teva Pharmaceutical Industries
   Ltd. ADR                            1,272        85,593(l)
                                                 4,122,328

INDUSTRIALS -- 2.1%

ABB Ltd.                              67,177       367,424(a)
Asahi Glass Co Ltd.                   65,000       676,121(l)
Bombardier Inc. (Class B)             41,531       124,523
Brambles Industries PLC.             191,579       740,023(a)
Canadian Pacific Railway Ltd.            820        20,030
Daikin Industries Ltd.                23,000       617,605(a)
Empresa Brasileira de Aeronautica
   S.A. ADR                           18,795       537,349(l)
Exel PLC.                             25,922       360,563(a)
Group 4 Falck A/S                      9,753       250,640(a)
Grupo Ferrovial S.A.                   7,152       297,765(a,l)
Komatsu Ltd.                         138,000       835,980(a)
Mitsui & Co. Ltd.                     60,000       449,251
Mitsui OSK Lines Ltd.                 97,784       514,393(a)
Siemens AG                             2,083       149,801(a)
Smiths Group PLC.                     37,161       503,077(a)
Toto Ltd.                             23,000       241,983(a)
Wolseley PLC.                         12,501       193,833(a)
                                                 6,880,361

INFORMATION TECHNOLOGY -- 1.2%

Canon Inc.                            13,000       685,057(a)
Hoya Corp.                             5,300       554,699(a)
Nokia OYJ                              6,748        97,370
Nortel Networks Corp.                 92,227       460,189(a)
Samsung Electronics Co Ltd.            2,280       941,203(a)
Taiwan Semiconductor
   Manufacturing Co. Ltd.            698,641     1,005,179(a)
Telefonaktiebolaget LM Ericsson
   (Series B)                        104,317       307,428(a)
                                                 4,051,125


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


MATERIALS -- 1.2%

Alcan Inc.                             8,213 $     338,137
Aracruz Celulose S.A. ADR              6,587       215,131
BASF AG                                4,614       246,943(a,l)
BHP Billiton PLC.                    149,148     1,294,246(a)
Cia Vale do Rio Doce SP ADR            8,466       331,021(l)
Cia Vale do Rio Doce ADR               6,350       301,943
CRH PLC.                               9,058       191,755(a)
JFE Holdings Inc.                      3,500        85,804(a)
JSR Corp.                              1,988        37,202(a)
MMC Norilsk Nickel ADR                 2,681       146,919(l)
POSCO                                  1,350       174,080(a)
POSCO ADR                              2,064        69,165(l)
Rio Tinto PLC.                        15,507       372,897(a)
Stora Enso Oyj (Series R)              4,984        67,611(a)
Syngenta AG                            2,296       192,494(a)
                                                 4,065,348

TELECOMMUNICATION SERVICES -- 2.4%

America Movil SA de C.V. ADR           5,706       207,527
Telecom Italia S.p.A.                218,620       482,761(a)
Telefonica S.A.                       64,184       948,787(a)
Telefonica S.A. ADR                      551        24,591(l)
Vodafone Group PLC.                  464,635     1,017,458(a)
Vodafone Group PLC. ADR              233,592     5,162,383(l)
                                                 7,843,507

UTILITIES -- 0.5%

E.ON AG                                8,463       610,583(a,l)
Huaneng Power International Inc.     546,000       486,512(a,l)
National Grid Transco PLC.            36,447       281,241(a)
Veolia Environnement                  14,462       408,032(a,l)
                                                 1,786,368

TOTAL FOREIGN EQUITY
   (COST $47,848,564)                           53,062,102


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 29.5%
--------------------------------------------------------------------------------


U.S. TREASURIES -- 8.4%

U.S. Treasury Bonds
   5.50%    08/15/28              $2,755,000     2,791,008
   7.25%    05/15/16                 835,000     1,009,298(h)
   8.13%    08/15/19 - 08/15/21    1,070,000     1,410,147(h)
U.S. Treasury Inflation Indexed Bonds
   2.00%    01/15/14                 498,501       495,540
U.S. Treasury Notes
   1.88%    01/31/06               1,575,000     1,560,038
   2.25%    04/30/06               3,625,000     3,599,951
   2.38%    08/15/06               4,695,000     4,654,248
   2.75%    06/30/06               1,400,000     1,400,770


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------


   3.13%    05/15/07            $    665,000  $    665,053
   3.88%    05/15/09               3,765,000     3,778,291
   4.00%    02/15/14               6,351,000     6,052,122
   4.25%    11/15/13                  10,000         9,733
   6.00%    08/15/09                  45,000        49,461

TOTAL U.S. TREASURY NOTES
   (COST $27,583,890)                           27,475,660


FEDERAL AGENCIES -- 1.5%

Federal Home Loan Bank
   2.38%    02/15/06               1,405,000     1,396,205
Federal Home Loan Mortgage Corp.
   3.85%    02/25/09                 335,000       329,449
   4.50%    01/15/14                 610,000       580,811
   4.63%    07/18/07                 610,000       624,805
   4.75%    12/08/10                 335,000       332,484
   5.00%    07/30/09                 215,000       215,533
   6.75%    03/15/31                 140,000       156,649
Federal National Mortgage Assoc.
   5.50%    07/18/12               1,215,000     1,226,445
   6.00%    01/18/12                  30,000        30,549

TOTAL FEDERAL AGENCIES
   (COST $4,908,306)                             4,892,930


AGENCY MORTGAGE BACKED -- 9.2%

Federal Home Loan Mortgage Corp.
   5.00%    04/01/13                  87,996        89,574
   6.00%    04/01/29 - 03/01/34      366,919       375,389
   6.50%    01/01/27 - 02/01/34      613,907       640,047
   7.00%    10/01/25 - 04/01/31       50,797        53,574
   7.50%    11/01/09 - 09/01/33      164,637       176,247
   8.00%    01/01/30 - 11/01/30       43,917        47,248
   9.00%    10/01/25                   2,078         2,333
Federal National Mortgage Assoc.
   5.50%    04/01/14 - 08/01/33      269,756       274,742
   6.00%    08/01/14 - 05/01/34    1,404,132     1,436,723
   6.50%    06/01/17 - 07/01/34    1,494,487     1,566,239
   7.00%    04/01/17 - 07/01/34      490,320       517,622
   7.50%    12/01/09 - 03/01/34      394,840       422,691
   8.00%    12/01/11 - 11/01/33      169,042       180,519
   8.50%    06/01/30 - 11/01/31       64,485        69,963
   9.00%    06/01/09 - 12/01/22       83,604        90,894
   5.00%    TBA                   12,620,000    12,419,783(c)
   5.50%    TBA                    6,390,000     6,423,500(c)
   6.00%    TBA                    3,985,000     4,067,191(c)
Government National Mortgage Assoc.
   5.00%    TBA                    1,000,000       968,750(c)
   6.00%    07/15/33 - 04/15/34       48,126        49,369
   6.50%    04/15/24 - 06/15/34      105,261       110,331
   7.00%    03/15/12 - 06/15/34      126,822       135,227
   8.00%    03/15/30 - 05/15/30       11,647        12,539
   9.00%    11/15/16 - 12/15/21       44,860        49,913

TOTAL AGENCY MORTGAGE BACKED
   (COST $29,913,455)                           30,180,408



See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------


AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 0.8%

Federal Home Loan Mortgage Corp.
   4.50%    11/15/13 - 03/15/18  $   370,824  $     52,436(g)
   5.00%    01/15/11 - 07/15/31    1,869,251       257,587(g)
   5.00%    02/15/34                  90,000        80,496
   5.50%    04/15/17 - 06/15/33      527,857       114,774(g)
   5.91%    12/15/30                 775,158        80,665(g,i)
   6.20%    05/25/43                 209,765        19,534(g,i)
   6.80%    05/25/43                 113,207        12,524(g,i)
   6.90%    10/15/33                  70,000        48,935(i)
   7.50%    01/15/16                  22,109        23,898
   7.50%    07/15/27                  14,837         2,479(g)
   7.75%    03/15/22                  33,106        34,255
   8.51%    12/15/33                  45,000        34,440(i)
Federal Home Loan Mortgage
   Corp. REMIC
   2.00%    06/25/43               1,765,503       118,620(g,i)
Federal Home Loan Mortgage
   Corp. STRIPS
   8.00%    02/01/23 - 07/01/24       11,109         2,361(g)
Federal Home Loan Mortgage STRIPS
   4.64%    08/01/27                   2,599         2,259(d,f)
Federal National Loan Mortgage
   Assoc. STRIPS
   5.00%    08/01/33                 722,861       206,015(g)
Federal National Mortgage Assoc.
   1.17%    12/25/42                 647,056        23,759(g,i)
   2.23%    06/25/43                 838,299        56,585(g,i)
   4.50%    11/25/13 - 11/25/13      450,000        32,246(g)
   4.75%    11/25/14                  50,000         5,894(g)
   5.00%    02/25/11 - 02/25/32      198,961        16,383(g)
   5.19%    08/25/43                 350,000       352,953
   5.50%    01/25/27                  99,032        17,362(g)
   6.30%    09/25/42                 917,370       105,388(g,i)
   6.35%    04/25/17 - 10/25/17      347,759        39,838(g,i)
   6.40%    08/25/16                 158,908        15,984(g,i)
   8.00%    07/25/14                 100,443       108,149
   11.60%   09/25/31                  84,234        81,596(i)
   12.47%   12/25/17                 115,128       119,158(i)
   16.08%   03/25/17                  76,825        84,659(i)
   17.68%   04/25/32                  24,468        26,460(i)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00% 05/25/22                      13           394(g)
Federal National Mortgage Assoc.
   (Class S)
   5.80%    02/25/31                 141,691        14,988(g,i)
Federal National Mortgage
   Assoc. REMIC
   13.75%   03/25/31                 154,429       162,537(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91% 03/25/22                      44           793(g)
Federal National Mortgage
   Assoc. STRIPS
   7.50%    11/01/23 - 01/01/24      103,832        23,700(g)
   8.00%    08/01/23 - 07/01/24       23,216         4,970(g)


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

FHLMC Structured Pass
   Through Securities
   9.64%    09/25/43              $1,033,627  $     13,889(d,g,i)
Government National
   Mortgage Assoc.
   5.00%    02/16/34                  65,000        58,713
Vendee Mortgage Trust
   8.08%    05/15/33                 554,944        24,972(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
   (COST $2,669,416)                             2,482,648


ASSET BACKED -- 2.0%

American Express Credit Account
   Master Trust (Class A)
   1.69%    01/15/09                  42,000        40,859
Bank One Issuance Trust
   3.59%    05/17/10                  20,000        19,924
Bank One Issuance Trust (Class C)
   3.76%    08/15/08                  62,000        62,492
Bear Stearns Asset Backed Securities
   Inc. (Class A)
   1.67%    08/25/06                 170,123       170,511(i)
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09                  28,000        27,758
Capital One Prime Auto Receivables
   Trust (Class A)
   1.32%    05/15/06                 260,000       260,210(i)
Citibank Credit Card Issuance Trust
   2.55%    01/20/09                 200,000       195,647
Citibank Credit Card Issuance Trust
   (Class B)
   1.66%    03/07/06                 275,000       275,692(i)
Citibank Credit Card Issuance Trust
   (Class C)
   4.45%    04/07/10                  35,000        35,021
Citifinancial Mortgage Securities Inc.
   (Class A)
   1.50%    06/25/06                 687,485       687,168(i)
Countrywide Asset-Backed Certificates
   (Class A)
   1.55%    07/25/05                  23,999        24,015(i)
Countrywide Home Equity Loan Trust
   (Class A)
   1.47%    08/15/05                 162,286       162,313(i)
Discover Card Master Trust I (Class A)
   1.42%    03/15/05                 240,000       240,281(i)
Federal National Mortgage Assoc.
   3.95%    12/26/31                  41,000        41,369
Fleet Credit Card Master Trust II
   (Class A)
   2.40%    07/15/08                  37,000        36,753
   5.60%    12/15/08                 300,000       313,387
Ford Credit Auto Owner Trust
   (Class B)
   4.79%    11/15/06                  64,000        65,430


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

GMAC Mortgage Corp. Loan Trust
   (Class A)
   1.40%    03/25/07              $  500,000  $    499,706(i)
Green Tree Financial Corp.
   6.90%    04/15/18                   1,081         1,086
Impac CMB Trust (Class A)
   1.58%    11/25/04                 110,370       110,471(i)
   1.68%    11/25/07                 663,255       667,796(i)
   1.73%    06/25/05                  54,499        54,609(i)
Mid-State Trust (Class A)
   7.54%    07/01/35                   7,745         7,746
Peco Energy Transition Trust
   6.52%    12/31/10                  50,000        54,633
Providian Gateway Master Trust
   (Class A)
   1.52%    09/15/05               2,000,000     2,006,500(b,i)
Residential Asset Mortgage
   Products Inc. (Class A)
   1.54%    05/25/07                 287,412       287,399(i)
Residential Asset Securities Corp.
   (Class A)
   1.55%    07/25/05                  86,610        86,610(i)
   4.16%    07/25/30                 350,000       350,711(i)
Saxon Asset Securities Trust (Class A)
   1.50%    04/25/05                  76,621        76,786(i)
SLM Student Loan Trust (Class A)
   1.40%    12/15/06                 500,000       499,526(i)

TOTAL ASSET BACKED
   (COST $7,375,540)                             7,362,409


CORPORATE NOTES -- 5.4%

Alberta Energy Co. Ltd.
   7.38%    11/01/31                  20,000        22,514
Albertson's Inc.
   7.45%    08/01/29                 135,000       145,568
Altria Group Inc.
   7.00%    11/04/13                  40,000        40,768
Amerada Hess Corp.
   7.30%    08/15/31                 105,000       106,610
American Electric Power Co. Inc.
   (Series D)
   5.25%    06/01/15                 140,000       133,631
American Standard Inc.
   7.38%    04/15/05                 145,000       149,712
   7.63%    02/15/10                  35,000        38,500
Anadarko Petroleum Corp.
   5.00%    10/01/12                  40,000        39,208
Appalachian Power Co. (Series C)
   1.84%    06/29/07                  60,000        59,964(d,i)
Appalachian Power Co. (Series E)
   4.80%    06/15/05                  50,000        50,974
Appalachian Power Co. (Series G)
   3.60%    05/15/08                  20,000        19,473
Arizona Public Service Co.
   5.63%    05/15/33                  25,000        21,685
AT&T Wireless Services Inc.
   7.35%    03/01/06                 125,000       133,406


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Bank of America Corp.
   1.40%    02/17/09              $   65,000  $     65,163(i)
   3.88%    01/15/08                 125,000       124,789
Bank One Corp.
   6.50%    02/01/06                 185,000       195,194
BB&T Corp.
   4.75%    10/01/12                  25,000        24,059
   6.38%    06/30/25                  45,000        46,748(i)
Belo Corp.
   8.00%    11/01/08                  30,000        34,234
British Telecommunications PLC.
   8.38%    12/15/10                 105,000       122,788(o)
Burlington Northern Santa Fe Corp.
   8.13%    04/15/20                  60,000        71,393
Campbell Soup Co.
   5.50%    03/15/07                  50,000        52,463
Carolina Power & Light Co.
   6.13%    09/15/33                  35,000        33,664
Cendant Corp.
   6.25%    01/15/08                 140,000       149,552
CenterPoint Energy Resources Corp.
   7.88%    04/01/13                 110,000       123,080
Citigroup Inc.
   5.00%    03/06/07                  90,000        93,372
   6.00%    10/31/33                  55,000        52,553
   6.63%    06/15/32                 125,000       129,717
Comcast Cable Communications
   6.38%    01/30/06                 100,000       104,945
Comcast Cable Communications
   Holdings Inc.
   8.38%    03/15/13                  90,000       105,734
Comcast Corp.
   5.85%    01/15/10                  50,000        52,040
ConAgra Foods Inc.
   6.00%    09/15/06                 120,000       126,408
Conoco Phillips Holding Co.
   6.95%    04/15/29                 110,000       120,735
Consolidated Natural Gas Co.
   5.38%    11/01/06                 175,000       181,997
Consolidated Rail Corp.
   9.75%    06/15/20                  50,000        66,803
Countrywide Home Loans Inc.
   5.63%    05/15/07                  50,000        52,359
CSX Corp.
   5.50%    08/01/13                  65,000        64,184
DaimlerChrysler NA Holding Corp.
   1.88%    05/24/06                 170,000       170,476(i)
   6.50%    11/15/13                 260,000       266,049
   7.25%    01/18/06                  60,000        63,572
Delhaize America Inc.
   7.38%    04/15/06                 100,000       105,377
Deutsche Telekom International
   Finance BV
   3.88%    07/22/08                 490,000       482,739
Dominion Resources Inc. (Series B)
   4.13%    02/15/08                  90,000        89,843
Duke Capital LLC
   6.25%    02/15/13                  50,000        50,767


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Duke Energy Corp.
   4.50%    04/01/10               $  30,000  $     29,392
El Paso Electric Co. (Series D)
   8.90%    02/01/06                  50,000        54,294
EOP Operating LP
   7.25%    02/15/18                  75,000        80,957
   7.75%    11/15/07                 100,000       111,109
European Investment Bank
   4.63%    03/01/07                  70,000        72,344
FirstEnergy Corp. (Series A)
   5.50%    11/15/06                 265,000       274,149
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                  60,000        62,205
FirstEnergy Corp. (Series C)
   7.38%    11/15/31                 135,000       140,708
Ford Motor Co.
   7.45%    07/16/31                  55,000        52,338
Ford Motor Credit Co.
   5.63%    10/01/08                 175,000       176,884
   7.38%    10/28/09 - 02/01/11      345,000       363,992
General Mills Inc.
   3.88%    11/30/07                  50,000        49,862
General Motors Acceptance Corp.
   2.14%    05/18/06                 205,000       205,000(i)
   5.85%    01/14/09                 165,000       167,246
   6.13%    09/15/06                  70,000        72,923
   6.75%    01/15/06                  60,000        62,876
   6.88%    09/15/11 - 08/28/12      230,000       235,203
General Motors Corp.
   7.20%    01/15/11                  50,000        52,005
Georgia Power Co.
   4.88%    07/15/07                  65,000        67,003
Goldman Sachs Group Inc.
   6.60%    01/15/12                  10,000        10,755
Goodrich Corp.
   7.10%    11/15/27                  40,000        41,277
Halliburton Co.
   8.75%    02/15/21                  65,000        76,884
HCA Inc.
   7.13%    06/01/06                 175,000       184,860
Household Finance Corp.
   3.38%    02/21/06                  30,000        30,191
   6.38%    11/27/12                 380,000       403,214
   6.50%    01/24/06                 225,000       237,216
   6.75%    05/15/11                 175,000       190,829
Hudson United Bank
   7.00%    05/15/12                  80,000        85,897
Huntington National Bank
   2.75%    10/16/06                  45,000        44,284
Hydro Quebec
   8.25%    04/15/26                 500,000       645,557
International Paper Co.
   5.85%    10/30/12                  20,000        20,290(o)
   6.75%    09/01/11                 235,000       254,750
Kellogg Co. (Series B)
   6.60%    04/01/11                  55,000        60,187
   7.45%    04/01/31                  85,000        97,735
KeyCorp
   4.63%    05/16/05                 120,000       122,005


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

KFW International Finance
   4.75%    01/24/07                $120,000  $    124,388
Kinder Morgan Energy Partners LP
   7.75%    03/15/32                  45,000        49,900
Kinder Morgan Inc.
   6.50%    09/01/12                 140,000       147,516
Kraft Foods Inc.
   5.25%    06/01/07                 140,000       145,545
Kroger Co.
   7.65%    04/15/07                 125,000       137,259
Liberty Media Corp.
   3.02%    09/17/06                 275,000       280,363(i)
Lockheed Martin Corp.
   8.50%    12/01/29                 100,000       125,370
Masco Corp.
   6.75%    03/15/06                  55,000        58,362
Medco Health Solutions Inc.
   7.25%    08/15/13                  55,000        58,889
Merrill Lynch & Co Inc.
   3.38%    09/14/07                  65,000        63,900
Morgan Stanley
   4.25%    05/15/10                   5,000         4,849
National Rural Utilities Cooperative
   Finance Corp.
   6.00%    05/15/06                 150,000       157,871
NB Capital Trust IV
   8.25%    04/15/27                 105,000       116,293
Nisource Finance Corp.
   5.40%    07/15/14                  75,000        72,916
Noble Energy Inc.
   8.00%    04/01/27                  50,000        58,276
Nordic Investment Bank
   2.75%    01/11/06                  85,000        85,248
Norfolk Southern Corp.
   6.00%    04/30/08                  20,000        21,358
Northeast Utilities (Series B)
   3.30%    06/01/08                  30,000        28,766
Ocean Energy Inc.
   4.38%    10/01/07                  15,000        15,164
Odyssey Re Holdings Corp.
   7.65%    11/01/13                 130,000       140,151
Pacific Gas & Electric Co.
   1.81%    04/03/06                 245,000       245,907(i)
Pemex Finance Ltd.
   9.03%    02/15/11                  20,000        22,965
   9.69%    08/15/09                  80,000        90,818
Pemex Project Funding Master Trust
   7.38%    12/15/14                  15,000        15,300
Pepco Holdings Inc.
   5.50%    08/15/07                  55,000        57,296
Petrobras International Finance Co.
   9.75%    07/06/11                 110,000       119,350
Petro-Canada
   5.35%    07/15/33                  25,000        21,082
Petroleos Mexicanos
   9.50%    09/15/27                 245,000       282,975
Pioneer Natural Resources Co.
   6.50%    01/15/08                 145,000       155,877


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Procter & Gamble - ESOP (Series A)
   9.36%    01/01/21                $155,000 $     202,038
Progress Energy Inc.
   5.85%    10/30/08                  80,000        83,765
   7.75%    03/01/31                 185,000       207,343
PSI Energy Inc.
   6.65%    06/15/06                  40,000        42,290
Public Service Co. of New Mexico
   4.40%    09/15/08                  50,000        49,626
Public Service Electric & Gas
   5.00%    01/01/13                  50,000        49,330
Puget Energy Inc.
   3.36%    06/01/08                  30,000        28,819
Quest Diagnostics
   6.75%    07/12/06                  45,000        47,822
Royal Bank of Scotland Group PLC.
   7.65%    08/31/49                  25,000        27,895(i)
   9.12%    03/31/49                 140,000       168,700
Safeco Corp.
   4.20%    02/01/08                  20,000        19,995
Shurgard Storage Centers Inc.
   5.88%    03/15/13                   5,000         4,885
Simon Property Group LP
   6.75%    07/15/04                  50,000        50,060
Southern California Edison Co.
   8.00%    02/15/07                 180,000       199,061
Sprint Capital Corp.
   4.78%    08/17/06                  90,000        91,742(o)
   6.00%    01/15/07                  70,000        73,414
   6.13%    11/15/08                  80,000        84,240
   6.90%    05/01/19                  60,000         60,688
   7.63%    01/30/11                  50,000        55,309
   8.38%    03/15/12                  40,000        45,899
   8.75%    03/15/32                 155,000       180,396
Suncor Energy Inc.
   5.95%    12/01/34                  60,000        58,075
Telefonos de Mexico SA de C.V.
   8.25%    01/26/06                 215,000       229,803
TELUS Corp.
   7.50%    06/01/07                 125,000       136,310
Textron Inc.
   4.50%    08/01/10                  40,000        39,441
Time Warner Inc.
   6.88%    05/01/12                  25,000        27,032
   7.57%    02/01/24                  70,000        75,266
   7.70%    05/01/32                 140,000       152,925
   7.75%    06/15/05                  45,000        47,159
Turner Broadcasting System Inc.
   8.38%    07/01/13                  50,000        58,668
Tyco International Group S.A.
   5.80%    08/01/06                 185,000       192,936
   6.75%    02/15/11                  80,000        86,926
Tyson Foods Inc.
   7.25%    10/01/06                 425,000       455,715
   8.25%    10/01/11                 105,000       119,915
UBS Preferred Funding Trust I
   8.62%    10/29/49                  70,000        83,019(i)
Union Pacific Corp.
   6.65%    01/15/11                   5,000         5,450


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Union Planters Bank NA
   5.13%    06/15/07               $  70,000  $     72,329
Unisys Corp.
   6.88%    03/15/10                  40,000        41,200
   8.13%    06/01/06                  35,000        37,188
US Bank National Assoc.
   2.85%    11/15/06                  40,000        39,554
Valero Energy Corp.
   6.88%    04/15/12                  70,000        76,635
   7.50%    04/15/32                 205,000       228,185
Verizon Global Funding Corp.
   7.75%    12/01/30 - 06/15/32      115,000       129,104
Verizon Pennsylvania Inc. (Series A)
   5.65%    11/15/11                 140,000       141,942
Wachovia Corp.
   4.95%    11/01/06                 210,000       217,099
Walt Disney Co.
   6.75%    03/30/06                  35,000        37,073
Washington Mutual Inc.
   5.63%    01/15/07                  70,000        73,389
Waste Management Inc.
   7.38%    08/01/10                 120,000       134,740
Wells Fargo & Co.
   5.25%    12/01/07                  90,000        93,852
Wendy's International Inc.
   6.20%    06/15/14                   5,000         5,278
Westar Energy Inc.
   9.75%    05/01/07                 125,000       142,387
Weyerhaeuser Co.
   6.00%    08/01/06                 335,000       351,251
   6.13%    03/15/07                 115,000       121,984
   6.75%    03/15/12                  80,000        86,474
Wisconsin Energy Corp.
   5.88%    04/01/06                  50,000        52,281
Wyeth
   6.50%    02/01/34                  70,000        65,686

TOTAL CORPORATE NOTES
   (COST $18,067,509)                           17,814,773


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%

Banc of America Commercial
   Mortgage Inc. (Class A)
   3.52%    11/10/38                 500,000       481,722
Bear Stearns Commercial
   Mortgage Securities
   4.17%    01/12/41                 500,000       495,156
   5.20%    01/12/41                 300,000       297,234(i)
Bear Stearns Commercial Mortgage
   Securities (Class A)
   3.87%    02/11/41                 350,000       339,067
   3.88%    08/13/39                 108,000       104,819
   4.68%    08/13/39                  98,000        94,017
   6.02%    02/14/31                  75,000        79,910
Bear Stearns Commercial Mortgage
   Securities (Class B)
   6.20%    02/14/31                  40,000        42,594


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Citicorp Mortgage Securities Inc.
   (Class B)
   6.13%    08/25/32               $  62,593  $     63,159(i)
CS First Boston Mortgage Securities
   Corp. (Class A)
   5.11%    09/15/34                  25,000        25,764
   5.44%    09/15/34                 129,000       132,204
   6.13%    04/15/37                  50,000        53,139
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 228,000       244,484
GMAC Commercial Mortgage
   Securities Inc. (Class A)
   6.42%    05/15/35                 500,000       539,411
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%    11/15/35                  40,000        43,310
JP Morgan Chase Commercial
   Mortgage Securities Corp. (Class A)
   4.92%    10/15/37                  66,000        64,107(i)
LB-UBS Commercial Mortgage Trust
   4.06%    09/15/27                 108,000       106,051(i)
   6.23%    03/15/26                  53,000        56,934
LB-UBS Commercial Mortgage
   Trust (Class A)
   4.93%    09/15/35                  98,000        95,772(i)
   6.65%    11/15/27                 304,000       333,147
Master Alternative Loans Trust
   5.00%    08/25/18                 101,250        16,706(g)
   6.50%    08/25/34                 300,000       311,250
Master Asset Securitization Trust
   6.31%    09/25/32                  29,386        29,554(i)
Morgan Stanley Capital I (Class A)
   4.66%    09/13/45                 300,000       285,746
   6.53%    03/15/31                 287,000       310,515
   7.11%    04/15/33                  73,000        81,102
Morgan Stanley Dean Witter Capital I
   6.96%    10/15/33                  63,972        68,617
   7.20%    10/15/33                  50,000        55,970
Nomura Asset Securities Corp.
   (Class A)
   6.59%    03/15/30                 500,000       542,704
Wachovia Bank Commercial
   Mortgage Trust (Class A)
   3.89%    11/15/35                 500,000       491,496

NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $6,041,114)                             5,885,661


SOVEREIGN BONDS -- 0.2%

Government of Italy
   4.38%    10/25/06                 205,000       210,416
Ontario Electricity Financial Corp.
   7.45%    03/31/13                  20,000        23,485
Province of British Columbia
   4.63%    10/03/06                 100,000       103,069

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Province of Manitoba Canada
   4.25%    11/20/06                $170,000 $     173,940
Province of New Brunswick
   3.50%    10/23/07                  50,000        49,733
Province of Ontario
   3.50%    09/17/07                 100,000        99,572
   5.13%    07/17/12                  10,000        10,169
Province of Saskatchewan Canada
   8.00%    02/01/13                  20,000        24,272

TOTAL SOVEREIGN BONDS
   (COST $699,319)                                 694,656


TOTAL BONDS AND NOTES
   (COST $97,258,549)                           96,789,145



--------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.0%*
--------------------------------------------------------------------------------

AXA
   0.00%    12/21/04
   (COST $12,426)                        834        18,630(p)


                                       NUMBER
                                    OF SHARES      VALUE
--------------------------------------------------------------------------------


EXCHANGE TRADED FUNDS -- 1.9%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     38,052     1,087,526(l)
Industrial Select Sector SPDR Fund   156,419     4,482,969(l)
SPDR Trust Series 1                    6,097       698,290(l)

TOTAL EXCHANGE TRADED FUNDS
   (COST $5,816,975)                             6,268,785



--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%
--------------------------------------------------------------------------------


GERMANY -- 0.1%

Henkel KGaA
   (COST $313,137)                     4,565       389,780(a,l)


--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

U.S. Treasury Note 5 Yrs. Future
   (COST $7,056)                      16,000         2,250


TOTAL INVESTMENT IN SECURITIES
   (COST $303,130,335)                         320,190,100



See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

TOTAL RETURN FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 16.0%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund    30,304,441   $30,304,441(j)
State Street Navigator Security
   Lending Prime Portfolio        22,334,606    22,334,606(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $52,639,047)                           52,639,047


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (13.3)%                                 (43,812,045)
                                              ------------


NET ASSETS-- 100%                             $329,017,102
                                              ============

* Less than 0.1%


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Total Return Fund had had the following written option contracts open at June 30, 2004:
                                           NUMBER
                        EXPIRATION DATE/     OF
CALL OPTIONS              STRIKE PRICE    CONTRACTS     VALUE
--------------------------------------------------------------------------------

U.S. Treasury Note 5 Yrs.
   Future (Written Option
   Premium $6,944)        July 04/108.50     16       $(9,750)


The Total Return Fund had the following long future contracts open at June 30, 2004:
                                 NUMBER    CURRENT
                   EXPIRATION      OF     NOTIONAL    UNREALIZED
DESCRIPTION           DATE      CONTRACTS   VALUE    APPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures       September 2004   21    $5,987,100     $31,025
U.S.Treasury
   Notes 5 Yrs.  September 2004   34     3,695,375      34,584
                                                       -------
                                                       $65,609
                                                       -------

The Total Return Fund had the following short future contracts open at June 30, 2004:
                                  NUMBER     CURRENT
                   EXPIRATION       OF      NOTIONAL     UNREALIZED
DESCRIPTION           DATE      CONTRACTS    VALUE      DEPRECIATION
--------------------------------------------------------------------------------

U.S.Treasury
   Notes 10 Yrs.   September 2004   15     $(1,639,922)    $(8,865)
                                                           -------
TOTAL                                                      $56,744
                                                           -------


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Global Income Fund
--------------------------------------------------------------------------------

Q&A


WILLIAM M. HEALEY IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE GLOBAL INCOME FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2002. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

Q. HOW DID THE GLOBAL INCOME FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Global Income Fund declined 1.71% for the six-month period ended June 30, 2004. The Salomon Brothers World Government Bond Index (un-hedged) declined 1.52% for the same period, while the Fund's Lipper peer group of 29 Global Income funds had a negative 1.22% return.

Q. WHAT FACTORS MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF 2004?

A. Economic growth of major developed countries was positive in the first half of 2004 led by the U.S. economy, which posted a 3.9% increase in the first quarter and estimates second quarter growth above 4%. Japan surprised on the upside with 1.4% growth in the first quarter. Eurozone and U.K. economies lagged in the first quarter with growth rates of 0.6% and 0.7%, respectively. Against this fundamental backdrop, yield curves also increased during the period. The U.S. 10-year note yield rose 34 basis points (0.34%) to 4.58% driven primarily by market expectations for Fed tightening, which came in June with a 25 basis point (0.25%) hike in the federal funds rate to 1.25%. Sterling 10-year yields climbed 30 basis points (0.30%) to 5.1% as the Bank of England raised its repurchase agreement rate 75 basis points (0.75%) to 4.5%. The European Central Bank left the refinancing rate unchanged at 2% during the period, while the benchmark 10-year yield moved up slightly by 3 basis points (0.03%) to 4.32%. The Japanese Government Bond 10-year increased significantly (in percentage terms) from 1.37% to 1.79%. The U.S. Dollar strengthened against both the Euro and Japanese Yen mainly due to the Fed's intention to begin raising short-term interest rates. The British Pound strengthened against the U.S. Dollar, Euro and Japanese Yen as the Bank of England raised its benchmark lending rate.

[PHOTO OMITTED]

Global Income Fund                                                   (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                            GLOBAL INCOME FUND          SALOMON WORLD BOND

5/1/97                            10000                         10000
06/97                             10190                         10394
12/97                             10341                         10548
06/98                             10729                         10843
12/98                             11720                         12163
06/99                             10874                         11290
12/99                             10841                         11644
06/00                             10717                         11647
12/00                             10767                         11829
6/1/2004                          10314                         11289
12/1/2004                         10586                         11712
6/2/2004                          11526                         12866
12/2/2004                         12347                         13995
6/3/2004                          12962                         14989
12/3/2004                         13790                         16081
6/4/2004                          13554                         15836


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                               SIX      ONE     FIVE      SINCE
                             MONTHS    YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------
Global Income Fund           -1.71%    4.57%   4.51%     4.33%
--------------------------------------------------------------------------------
Salomon World Bond           -1.52%    5.65%   7.00%     6.62%
--------------------------------------------------------------------------------
Lipper peer group average*   -1.22%    3.42%   7.34%      N/A
--------------------------------------------------------------------------------
Inception date               5/1/97
--------------------------------------------------------------------------------

Global Income Fund (ending value $13,554)
Salomon World Bond (ending value $15,836)

INVESTMENT PROFILE

A fund designed for investors who seek high return, emphasizing current income and, to a lesser extent, capital appreciation by investing in a combination of foreign and domestic debt securities, with an emphasis in foreign debt securities.


CURRENCY EXPOSURE
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $14,679 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Euro 44.2%
U.S. Dollars 24.5%
Japanese Yen 23.2%
Pound Sterling 4.3%
Canadian Dollars 2.7%
Swedish Krona 1.1%



PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
Market Value of $14,679 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]


Continental Europe 45.3%
United States 24.5%
Japan 23.2%
United Kingdom 4.3%
Canada 2.7%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE GLOBAL INCOME PEER GROUP CONSISTING OF 29, 29 AND 24 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

GLOBAL INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                               GLOBAL INCOME FUND
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------


BONDS AND NOTES -- 91.4%+
--------------------------------------------------------------------------------


AUSTRIA -- 1.7%

Government of Austria
   4.00% 07/15/09             EUR     219,000  $   270,562(h)

BELGIUM -- 1.6%

Government of Belgium
   5.00% 09/28/11             EUR      40,000       51,525(h)
   5.50% 09/28/17             EUR     155,000      205,578(h)
                                                   257,103

CANADA -- 2.5%

Government of Canada
   5.75% 06/01/33             CAD      72,000       57,087
   6.00% 06/01/11             CAD     415,000      333,374
                                                   390,461

FINLAND -- 0.8%

Government of Finland
   5.38% 07/04/13             EUR      93,000      122,405(h)

FRANCE -- 4.8%

Government of France
   5.50% 10/25/07 - 04/25/10  EUR     579,000      762,255(h)

GERMANY -- 21.4%

Bundesobligation
   4.50% 08/17/07             EUR     205,000      259,154
   5.00% 02/17/06             EUR     173,000      218,233(h)
Deutsche Bundesrepublik
   4.13% 07/04/08             EUR      50,000       62,359(h)
   5.00% 01/04/12             EUR     725,000      935,614(h)
   5.50% 01/04/31             EUR      65,000       85,951(h)
   6.00% 01/04/07             EUR     270,000      352,030(h)
   6.25% 01/04/30             EUR     547,000      791,740(h)
   6.75% 07/15/04             EUR     500,000      609,087(h)
Kreditanstalt fuer Wiederaufbau
   5.25% 07/04/12             EUR      72,000       93,858(h)
                                                 3,408,026

GREECE -- 2.3%

Hellenic Republic
   5.25% 05/18/12             EUR     107,000      138,877(h)
   6.00% 02/19/06             EUR     172,000      220,037(h)
                                                   358,914

ITALY -- 2.6%

Italy Buoni Poliennali Del Tesoro
   4.00% 07/15/04             EUR     213,000      259,286(h)
   6.75% 02/01/07             EUR     117,000      155,346(h)
                                                   414,632


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

JAPAN -- 21.6%

Government of Japan
   0.42% 09/20/07             JPY  31,600,000 $    288,526(d)
   0.13% 03/20/06             JPY  32,500,000      299,706(d)
   0.25% 12/20/06             JPY  28,500,000      262,777(d)
   0.32% 03/20/07             JPY  62,500,000      575,519(d)
   0.67% 12/22/08             JPY  65,000,000      601,280(d)
   1.10% 12/20/05             JPY  65,000,000      604,304
   1.30% 09/20/12             JPY  35,400,000      317,959
   1.80% 12/20/10             JPY  48,400,000      460,984
                                                 3,411,055

NETHERLANDS -- 2.4%

Government of Netherlands
   5.50% 01/15/28             EUR     285,000      375,503

SPAIN -- 3.3%

Government of Spain
   4.25% 10/31/07             EUR     290,000      364,164
   4.50% 07/30/04             EUR     129,000      157,201(h)
                                                   521,365

SWEDEN -- 1.0%

Government of Sweden
   6.00% 02/09/05             SEK   1,200,000      162,821(h)

UNITED KINGDOM -- 4.0%

United Kingdom Gilt
   6.00% 12/07/28             GBP     102,000      214,350
   7.75% 09/08/06             GBP      96,000      184,019
   8.50% 12/07/05             GBP     120,000      228,763
                                                   627,132

UNITED STATES -- 21.4%

U.S. Treasury Bonds
   5.25% 02/15/29             USD     683,000      669,463(h)
   5.38% 02/15/31             USD     350,000      352,954(h)
U.S. Treasury Notes
   3.50% 11/15/06             USD     700,000      709,093(h)
   4.38% 05/15/07 - 08/15/12  USD   1,370,000    1,385,956(h)
   6.50% 05/15/05             USD     250,000      259,630(h)
                                                 3,377,096

TOTAL INVESTMENT IN SECURITIES
   (COST $12,391,233)                           14,459,330


                                       NUMBER
                                    OF SHARES        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.4%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $219,493)           USD      219,493      219,493(j)

OTHER ASSETS AND LIABILITIES,
   NET 7.2%                                      1,136,298
                                               -----------


NET ASSETS-- 100%                              $15,815,121
                                               ===========


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Income Fund
--------------------------------------------------------------------------------

Q&A

ROBERT A. MACDOUGALL HAS BEEN THE PORTFOLIO MANAGER OF THE INCOME FUND SINCE ITS INCEPTION IN 1995. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES WILLIAM M. HEALEY, MARK DELANEY AND PAUL COLONNA. SEE PAGE 35 FOR BIOGRAPHICAL INFORMATION.

WILLIAM M. HEALEY HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. SEE PAGE 47 FOR BIOGRAPHICAL INFORMATION.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MR. DELANEY ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.

PAUL M. COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.

Q. HOW DID THE INCOME FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Income Fund declined 0.16% for the six-month period ended June 30, 2004. The Lehman Brothers Aggregate Bond Index returned 0.15% for the same period, while the Fund's Lipper peer group of 43 Intermediate Investment Grade Debt funds had a negative 0.01% return.

Q. WHAT FACTORS MATERIALLY AFFECTED THE FU ND'S PERFORMANCE DURING THE FIRST HALF OF 2004?

A. Interest rates rose and the U.S. Treasury yield curve flattened in the first half of 2004 driven primarily by investor expectations of Fed tightening. Responding to a rebound in employment and a moderate uptick in inflation, the Fed held its target on fed funds steady at 1% through the first five months but changed its language from maintaining an easy policy for "a considerable period," to being "patient" before raising rates, to tightening at a "measured" pace. The bond market reacted by pushing up yields across the

[PHOTO OMITTED]

PICTURED BY ROW FROM LEFT TO RIGHT:
ROBERT A. MACDOUGALL, WILLIAM M. HEALEY,
MARK DELANEY AND PAUL M. COLONNA.

Income Fund
--------------------------------------------------------------------------------

Q&A

    maturity spectrum, particularly at the shorter end. Two- and five-year note yields ended June at 2.68% and 3.77%, up 86 (0.86%) and 52 (0.52%) basis points, respectively. Ten- and thirty-year treasury yields increased 34 (0.34%) and 21 (0.21%) basis points to finish at 4.58% and 5.29%, respectively. The Fed followed the market's lead by raising its federal funds rate 25 basis points (0.25%) in June to 1.25%. Bond prices suffered with the yield backup, offsetting return generated by coupon income, resulting in a broad market total return barely above zero. In nominal terms, the residential mortgage-backed sector performed the best with a 0.77% return and the corporate sector performed the worst with a negative 0.27% return.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Tactical duration positioning added value in January 2004. However, our strategic decision to shorten the Fund's duration in May ahead of a Fed tightening and higher rates penalized performance as rates actually fell. Our overweighting in commercial mortgage-backed securities had a negative impact on performance. Our underweighting in government agencies and security selection in mortgage-backed and BBB rated corporate issues contributed positively to return.

Income Fund                                                          (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                                INCOME FUND           LB AGGREGATE

1/3/95                            10000                    10000
12/95                             11683                    11847
12/96                             12024                    12278
12/97                             13106                    13463
12/98                             14148                    14632
12/99                             13946                    14512
12/00                             15444                    16199
12/1/2004                         16591                    17567
12/2/2004                         18231                    19368
12/3/2004                         18887                    20163
6/4/2004                          18872                    20194


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------


                               SIX     ONE     FIVE      SINCE
                             MONTHS   YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------

Income Fund                  -0.16%   -0.34%   6.31%     6.91%
--------------------------------------------------------------------------------

LB Aggregate                  0.15%    0.32%   6.95%     7.68%

Lipper peer group average*   -0.01%    0.29%   6.25%   N/A

Inception date               1/3/95
--------------------------------------------------------------------------------

Income Fund (ending value $18,872)
LB Aggregate (ending value $20,194)

INVESTMENT PROFILE

A fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities.


QUALITY RATINGS
AS OF JUNE 30, 2004
as a % of Market Value
---------------------------------------------------------------


MOODY'S/S&P/                                 PERCENTAGE OF
FITCH RATING+                                MARKET VALUE
---------------------------------------------------------------
Aaa / AAA                                       75.78%
---------------------------------------------------------------
Aa / AA                                          3.72%
---------------------------------------------------------------
A / A                                            7.26%
---------------------------------------------------------------
Baa / BBB                                       12.63%
---------------------------------------------------------------
Ba / BB and lower                                0.61%
---------------------------------------------------------------
NR/Other++                                       0.00%
---------------------------------------------------------------


PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $161,324 (in thousands)

[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Mortgage-Backed 41.4%
Corporate Notes 21.5%
U.S. Treasuries 19.6%
Asset-Backed and Other 10.8%
Federal Agencies 6.7%

  * LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE INTERMEDIATE INVESTMENT GRADE DEBT PEER GROUP CONSISTING OF 43, 42, AND 25 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  + MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
    RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

 ++ LESS THAN 0.01%.

    SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

    PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   INCOME FUND
--------------------------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT         VALUE
BONDS AND NOTES -- 105.9%+
--------------------------------------------------------------------------------

U.S. TREASURIES -- 21.7%

U.S. Treasury Bonds
   5.50%    08/15/28              $3,965,000 $   4,016,823(h)
   7.25%    05/15/16                 760,000       918,642(h)
   8.13%    08/15/19 - 08/15/21    3,520,000     4,638,450(h)
U.S. Treasury Inflation Indexed Bonds
   2.00%    01/15/14                 478,155       475,314
U.S. Treasury Notes
   1.88%    01/31/06               2,000,000     1,981,000
   2.25%    04/30/06               3,680,000     3,654,571
   2.75%    06/30/06               2,200,000     2,201,210
   3.13%    05/15/07                 560,000       560,045
   3.88%    05/15/09               9,680,000     9,714,171
   4.00%    02/15/14               3,475,000     3,311,467
   4.25%    11/15/13                  95,000        92,464

TOTAL U.S. TREASURIES
   (COST $31,888,373)                           31,564,157


FEDERAL AGENCIES -- 7.4%

Federal Farm Credit Bank
   9.15%    02/14/05                 100,000       104,491(h)
Federal Home Loan Bank
   2.38%    02/15/06               4,355,000     4,327,738(h)
   2.88%    09/15/06                 740,000       736,625
Federal Home Loan Mortgage Corp.
   3.85%    02/25/09                 495,000       486,798
   4.50%    01/15/14                 780,000       742,677
   4.75%    12/08/10               1,065,000     1,057,002(h)
   5.00%    07/30/09               1,010,000     1,012,505(h)
   6.75%    03/15/31                 730,000       816,811
Federal National Mortgage Assoc.
   5.50%    07/18/12               1,520,000     1,534,318
   6.00%    01/18/12                  15,000        15,275

TOTAL FEDERAL AGENCIES
   (COST $10,873,545)                           10,834,240


AGENCY MORTGAGE BACKED -- 25.7%

Federal Home Loan Mortgage Corp.
   5.00%    04/01/13                 527,978       537,444
   6.00%    08/01/17 - 03/01/34    1,154,349     1,183,128
   6.50%    01/01/27 - 04/01/34      449,704       468,852
   7.00%    10/01/16 - 09/01/32      216,015       227,958
   7.50%    11/01/09 - 09/01/33       73,463        78,409
   8.00%    09/01/09 - 11/01/30      123,311       129,736
   8.50%    07/01/10 - 05/01/30       51,681        55,774

                                   PRINCIPAL
                                      AMOUNT         VALUE
-----------------------------------------------------------

Federal National Mortgage Assoc.
   5.50%    12/01/13 - 08/01/33   $1,017,395 $   1,022,114
   6.00%    06/01/14 - 05/01/34    4,189,145     4,287,789
   6.50%    03/01/15 - 07/01/34    2,636,256     2,755,696
   7.00%    03/01/15 - 07/01/34    1,815,476     1,916,341
   7.50%    12/01/09 - 03/01/34      652,164       698,007
   8.00%    12/01/12 - 11/01/33      661,125       712,227
   8.50%    05/01/31 - 11/01/31      156,822       170,069
   9.00%    04/01/16 - 12/01/22       75,311        83,548
Federal National Mortgage Assoc.
   5.00%    TBA                    7,600,000     7,575,347(c)
   5.50%    TBA                    6,190,000     6,159,050(c)
   6.00%    TBA                    5,140,000     5,246,012(c)
Government National Mortgage Assoc.
   3.38%    02/20/23 - 02/20/26       38,595        38,564(i)
   4.63%    11/20/22 - 12/20/24       13,573        13,692(i)
   6.00%    04/15/33 - 04/15/34      931,295       955,666
   6.50%    04/15/19 - 06/15/34    2,274,791     2,380,184
   7.00%    03/15/12 - 06/15/34      512,573       545,149
   7.50%    10/15/33                  23,607        25,445
   8.00%    12/15/29 - 05/15/30       28,591        30,794
   8.50%    10/15/17                  56,333        61,727
   9.00%    11/15/16 - 12/15/21      126,037       140,203

TOTAL AGENCY MORTGAGE BACKED
   (COST $37,415,933)                           37,498,925


AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 8.9%

Federal Home Loan Mortgage Corp.
   4.00%    10/15/27               1,152,860     1,140,250
   4.50%    11/15/13 - 03/15/18      865,998       130,590(g)
   5.00%    01/15/11 - 07/15/31    4,910,842       640,934(g)
   5.00%    02/15/34                 535,000       478,504
   5.50%    04/15/17 - 06/15/33    1,248,430       305,235(g)
   5.91%    12/15/30               1,744,107       181,496(g,i)
   6.20%    05/25/43               1,586,768       147,768(g,i)
   6.25%    01/15/23                  13,654        13,844
   6.50%    02/15/21                   4,108         4,110
   6.80%    05/25/43                 863,203        95,492(g,i)
   6.90%    10/15/33                 235,000       164,282(i)
   7.50%    01/15/16                 121,597       131,439
   7.50%    07/15/27                  34,590         5,780(g)
   7.75%    03/15/22                  83,071        85,955
   8.25%    06/01/26                  60,000        74,335(h,o)
   8.51%    12/15/33                 150,000       114,800(i)
   12.58%   06/15/33                 837,548       823,670(i)
Federal Home Loan Mortgage
   Corp. REMIC
   2.00%    06/25/43               5,833,836       391,961(g,i)
Federal Home Loan Mortgage
   Corp. STRIPS
   8.00%    02/01/23 - 07/01/24       18,169         3,863(g)
Federal Home Loan Mortgage STRIPS
   4.64%    08/01/27                   4,579         3,980(d,f)
Federal National Loan Mortgage
   Assoc. STRIPS
   5.00%    08/01/33               1,282,495       365,511(g)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Federal National Mortgage Assoc.
   1.17%    12/25/42             $   323,528  $     11,880(g,i)
   2.23%    06/25/43               4,482,106       302,542(g,i)
   4.00%    08/25/17 - 02/25/28    1,496,201     1,463,209
   4.50%    11/25/13               1,050,000        75,019(g)
   4.75%    11/25/14                 150,000        17,682(g)
   5.00%    02/25/11 - 02/25/32      664,310        72,851(g)
   5.19%    08/25/43                  40,000        40,338
   5.50%    01/25/27                 538,218        94,356(g)
   5.70%    10/25/29                 862,654        85,187(g,i)
   5.80%    12/25/30                 893,864        91,900(g,i)
   6.20%    05/25/18               1,559,180       174,238(g,i)
   6.30%    09/25/42               9,175,028     1,049,122(g,i)
   6.35%    04/25/17 - 10/25/17    1,992,215       229,170(g,i)
   6.40%    08/25/16                 687,371        69,139(g,i)
   6.80%    06/25/42               1,098,643       119,649(g,i)
   7.00%    09/25/20                   1,923         2,016
   7.50%    07/25/41                 111,303       119,128
   8.00%    07/25/14                 465,014       500,689
   11.60%   09/25/31                 538,163       521,310(i)
   12.47%   05/25/17 - 12/25/17      565,778       586,687(i)
   16.08%   03/25/17                  98,018       108,014(i)
   17.68%   04/25/32                 183,512       198,451(i)
Federal National Mortgage
   Assoc. (Class B)
   6.47%    12/25/22                   1,120           878(d,f)
Federal National Mortgage Assoc.
   REMIC (Class K)
   1008.00% 05/25/22                      26           788(g)
Federal National Mortgage
   Assoc. (Class S)
   5.80%    02/25/31                 841,002        88,962(g,i)
Federal National Mortgage
   Assoc. REMIC
   7.50%    02/25/41                 207,155       221,720
   13.75%   03/25/31                 844,818       889,171(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
   1080.91% 03/25/22                      44           793(g)
Federal National Mortgage
   Assoc. STRIPS
   7.50%    11/01/23 - 01/10/24      196,076        44,470(g)
   8.00%    08/01/23 - 07/01/24       38,929         8,341(g)
   8.50%    07/25/22                   1,774           373(g)
   9.00%    05/25/22                   1,134           256(g)
FHLMC Structured Pass
   Through Securities
   9.64%    09/25/43               4,256,109        57,192(d,g,i)
Government National
   Mortgage Assoc.
   5.00%    02/16/34                 400,000       361,312
Vendee Mortgage Trust
   8.08%    05/15/33               2,289,142       103,011(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $14,027,491)                           13,013,643



                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- 7.1%

American Express Credit Account
   Master Trust (Class A)
   1.36%    05/15/06                $150,000  $    150,249(i)
   1.38%    09/15/05                 390,000       390,603(i)
   1.69%    01/15/09                 175,000       170,247
Bank One Issuance Trust
   3.59%    05/17/10                  85,000        84,678
Bank One Issuance Trust (Class C)
   3.76%    08/15/08                 323,000       325,561
BMW Vehicle Owner Trust (Class B)
   2.93%    03/25/09                 213,000       211,159
Capital Auto Receivables Asset
   Trust (Class A)
   1.33%    11/15/04                 324,501       324,658(i)
Capital One Master Trust (Class C)
   6.70%    06/15/11                 200,000       220,200(b)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   1.58%    10/25/06                 800,000       803,043(i)
   5.75%    05/25/32                  32,000        30,521
Citibank Credit Card Issuance Trust
   6.65%    05/15/08                  56,000        59,132
Citibank Credit Card Issuance
   Trust (Class B)
   1.66%    03/07/06                 325,000       325,818(i)
Citibank Credit Card Issuance
   Trust (Class C)
   4.45%    04/07/10                 274,000       274,167
Countrywide Asset-Backed
   Certificates
   1.73%    10/25/05                 186,845       187,232(i)
Countrywide Asset-Backed
   Certificates (Class A)
   1.56%    07/25/05                  22,083        22,098(i)
Countrywide Home Equity Loan
   Trust (Class A)
   1.47%    08/15/05                 324,572       324,626(i)
Daimler Chrysler Auto Trust (Class B)
   2.85%    08/08/10                  60,000        58,532
Discover Card Master Trust I (Class A)
   1.42%    05/15/05                 350,000       350,511(i)
Federal National Mortgage Assoc.
   3.95%    12/26/31                 317,000       319,852
Fleet Credit Card Master
   Trust II (Class A)
   2.40%    07/15/08                 208,000       206,614
   5.60%    12/15/08                 200,000       208,924
Fleet Home Equity Loan
   Trust (Class A)
   1.53%    09/20/06                 945,623       945,733(i)
Ford Credit Auto Owner
   Trust (Class B)
   4.79%    11/15/06                 217,000       221,848
Green Tree Financial Corp.
   6.90%    04/15/18                   2,883         2,896


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Impac CMB Trust (Class A)
   1.68%    11/25/07                $989,851   $    996,627(i)
   1.73%    06/25/05                 544,993       546,089(i)
MBNA Credit Card Master Note Trust
   4.05%    01/15/08                 138,000       139,539
MBNA Master Credit Card
   Trust USA (Class A)
   1.50%    03/15/06                 300,000       301,222(i)
Merrill Lynch Home Equity Loan
   1.48%    11/25/04                  66,083        66,003(i)
Mid-State Trust (Class A)
   7.54%    07/01/35                   3,873         3,873
Peco Energy Transition Trust
   6.52%    12/31/10                 192,000       209,790
Residential Asset Mortgage
   Products Inc.
   1.63%    08/25/06                 640,561       642,719(i)
Residential Asset Mortgage
   Products Inc. (Class A)
   1.58%    05/25/05                 453,548       454,022(i)
Residential Asset Securities
   Corp. (Class A)
   1.55%    07/25/05                  78,736        78,736(i)
Saxon Asset Securities Trust (Class A)
   1.70%    04/25/05                 593,812       595,091(i)

TOTAL ASSET BACKED
   (COST $10,270,234)                           10,252,613


CORPORATE NOTES -- 23.8%

Alberta Energy Co. Ltd.
   7.38%    11/01/31                  65,000        73,171
Albertson's Inc.
   7.45%    08/01/29                 165,000       177,916
Allstate Financial Global Funding
   5.25%    02/01/07                 250,000       259,375(b)
Altria Group Inc.
   7.00%    11/04/13                 100,000       101,920
Amerada Hess Corp.
   7.30%    08/15/31                 215,000       218,297
American Electric Power
   Co Inc. (Series D)
   5.25%    06/01/15                  90,000        85,906
American Standard Inc.
   7.38%    04/15/05                 270,000       278,775
   7.63%    02/15/10                 170,000       187,000
Anadarko Petroleum Corp.
   5.00%    10/01/12                 125,000       122,525
Appalachian Power Co. (Series C)
   1.84%    06/29/07                 140,000       139,917(d,i)
Appalachian Power Co. (Series E)
   4.80%    06/15/05                 140,000       142,727
Appalachian Power Co. (Series G)
   3.60%    05/15/08                 150,000       146,045
Arizona Public Service Co.
   5.63%    05/15/33                 130,000       112,760


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

AT&T Wireless Services Inc.
   7.35%    03/01/06                $130,000   $   138,743
Bank of America Corp.
   1.40%    02/17/09                  50,000        50,125(i)
   3.88%    01/15/08                 215,000       214,638
   7.40%    01/15/11                 320,000       362,605
BB&T Corp.
   4.75%    10/01/12                  80,000        76,990
   6.38%    06/30/25                  60,000        62,330(i)
Belo Corp.
   8.00%    11/01/08                 185,000       211,108
Bombardier Inc.
   6.30%    05/01/14                 145,000       123,155(b)
British Telecommunications PLC.
   8.38%    12/15/10                 135,000       157,870(o)
Burlington Northern Santa Fe Corp.
   8.13%    04/15/20                 265,000       315,321
Campbell Soup Co.
   5.50%    03/15/07                 160,000       167,882
Carolina Power & Light Co.
   6.13%    09/15/33                 190,000       182,749
Cendant Corp.
   6.25%    01/15/08                 240,000       256,375
CenterPoint Energy Resources Corp.
   7.88%    04/01/13                 175,000       195,809
Citigroup Inc.
   6.00%    10/31/33                 230,000       219,768
   6.63%    06/15/32                  80,000        83,019
City National Corp.
   5.13%    02/15/13                 135,000       129,600
CNF Inc.
   6.70%    05/01/34                 130,000       126,794(b)
Comcast Cable Communications
   Holdings Inc.
   8.38%    03/15/13                  50,000        58,741
Comcast Corp.
   5.85%    01/15/10                 155,000       161,324
ConAgra Foods Inc.
   6.00%    09/15/06                 250,000       263,349
Conoco Phillips Holding Co.
   6.95%    04/15/29                  95,000       104,271
Consolidated Natural Gas Co.
   5.38%    11/01/06                 255,000       265,195
Consolidated Rail Corp.
   9.75%    06/15/20                 250,000       334,017
Countrywide Home Loans Inc.
   5.63%    05/15/07                 100,000       104,719
COX Enterprises Inc.
   8.00%    02/15/07                  75,000        82,657(b)
CSX Corp.
   5.50%    08/01/13                  85,000        83,932
DaimlerChrysler NA Holding Corp.
   1.88%    05/24/06                 430,000       431,204(i)
   6.50%    11/15/13                 250,000       255,816
   7.25%    01/18/06                 290,000       307,262
Delhaize America Inc.
   7.38%    04/15/06                 265,000       279,250


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Dominion Resources Inc. (Series B)
   4.13%    02/15/08                $130,000  $    129,774
Duke Capital LLC
   6.25%    02/15/13                  55,000        55,843
Duke Energy Corp.
   4.50%    04/01/10                 155,000       151,861
El Paso Electric Co. (Series D)
   8.90%    02/01/06                 170,000       184,601
EOP Operating LP
   7.25%    02/15/18                  25,000        26,986
   7.75%    11/15/07                 335,000       372,216
Equitable Resources Inc.
   5.15%    11/15/12                 160,000       158,724
European Investment Bank
   4.63%    03/01/07                  45,000        46,507
FedEx Corp.
   2.65%    04/01/07                 180,000       175,227(b)
FirstEnergy Corp. (Series A)
   5.50%    11/15/06                 185,000       191,387
FirstEnergy Corp. (Series B)
   6.45%    11/15/11                 130,000       134,779
FirstEnergy Corp. (Series C)
   7.38%    11/15/31                 170,000       177,188
Ford Motor Co.
   7.45%    07/16/31                  85,000        80,886
Ford Motor Credit Co.
   5.63%    10/01/08                 315,000       318,391
   7.38%    10/28/09 - 02/01/11      415,000       440,555
General Mills Inc.
   5.13%    02/15/07                 110,000       114,042
General Motors Acceptance Corp.
   2.14%    05/18/06                 395,000       395,000(i)
   5.85%    01/14/09                 185,000       187,519
   6.13%    09/15/06                  85,000        88,549
   6.75%    01/15/06                 110,000       115,272
   6.88%    08/28/12                 385,000       391,111
   7.25%    03/02/11                 100,000       104,885
General Motors Corp.
   7.20%    01/15/11                 150,000       156,015
Georgia Power Co.
   4.88%    07/15/07                 200,000       206,163
Glencore Funding LLC
   6.00%    04/15/14                  50,000        46,377(b)
Goldman Sachs Group Inc.
   6.60%    01/15/12                  20,000        21,511
Goodrich Corp.
   7.10%    11/15/27                 185,000       190,905
Halliburton Co.
   8.75%    02/15/21                 280,000       331,191
HBOS PLC.
   3.13%    01/12/07                 335,000       333,002(b)
HCA Inc.
   5.25%    11/06/08                 160,000       159,010
   7.13%    06/01/06                 175,000       184,860
Hertz Corp.
   6.35%    06/15/10                 135,000       136,069


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Household Finance Corp.
   3.38%    02/21/06                $100,000  $    100,638
   6.38%    11/27/12                 675,000       716,235
   6.50%    01/24/06                  35,000        36,900
   6.75%    05/15/11                 165,000       179,924
HSBC Capital Funding LP
   9.55%    12/31/49                  65,000        79,335(b,i)
Hudson United Bank
   7.00%    05/15/12                 400,000       429,483
Huntington National Bank
   2.75%    10/16/06                 220,000       216,500
Hydro Quebec
   8.25%    04/15/26                 165,000       213,034
International Business Machines Corp.
   1.54%    09/10/04               1,000,000     1,000,008(i)
International Paper Co.
   5.85%    10/30/12                 195,000       197,828(o)
   6.75%    09/01/11                 110,000       119,245
iStar Financial Inc.
   2.72%    03/12/07                 145,000       145,073(b,i)
   4.88%    01/15/09                 250,000       242,074
Jersey Central Power & Light
   5.63%    05/01/16                 105,000       101,529(b)
John Hancock Funds
   6.50%    03/01/11                 200,000       217,768(b)
Kellogg Co. (Series B)
   6.60%    04/01/11                 250,000       273,579
   7.45%    04/01/31                   5,000         5,749
KeyCorp
   4.63%    05/16/05                 310,000       315,179
Kinder Morgan Energy Partners LP
   7.75%    03/15/32                 115,000       127,523
Kinder Morgan Inc.
   6.50%    09/01/12                 160,000       168,590
Kraft Foods Inc.
   5.25%    06/01/07                 180,000       187,130
Kroger Co.
   7.65%    04/15/07                 280,000       307,459
Liberty Media Corp.
   3.02%    09/17/06                 525,000       535,238(i)
Lockheed Martin Corp.
   8.50%    12/01/29                   5,000         6,269
Masco Corp.
   6.75%    03/15/06                 375,000       397,922
Medco Health Solutions Inc.
   7.25%    08/15/13                 250,000       267,678
Merrill Lynch & Co Inc.
   3.38%    09/14/07                 285,000       280,177
Metropolitan Life Global Funding I
   4.75%    06/20/07                  40,000        41,310(b)
Midamerican Energy Holdings Co.
   3.50%    05/15/08                 200,000       192,916
MISC Capital Ltd.
   6.13%    07/01/14                 160,000       159,267(b)
Monumental Global Funding III
   (Series A)
   5.20%    01/30/07                 250,000       259,463(b)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT        VALUE
--------------------------------------------------------------------------------

Morgan Stanley
   4.25%    05/15/10               $  80,000  $     77,580
Nationwide Mutual Insurance Co.
   7.88%    04/01/33                 165,000       187,469(b)
NB Capital Trust IV
   8.25%    04/15/27                 110,000       121,831
Nisource Finance Corp.
   5.40%    07/15/14                 305,000       296,525
Noble Energy Inc.
   8.00%    04/01/27                 130,000       151,517
Nordic Investment Bank
   2.75%    01/11/06                  35,000        35,102
Northeast Utilities (Series B)
   3.30%    06/01/08                 235,000       225,335
Ocean Energy Inc.
   4.38%    10/01/07                  75,000        75,820
Odyssey Re Holdings Corp.
   7.65%    11/01/13                 265,000       285,693
Ohio Power Co. (Series E)
   6.60%    02/15/33                  65,000        66,995
Pacific Gas & Electric Co.
   1.81%    04/03/06                 375,000       376,388(i)
Pemex Finance Ltd.
   9.03%    02/15/11                 250,000       287,063
   9.69%    08/15/09                  80,000        90,818
Pemex Project Funding Master Trust
   7.38%    12/15/14                  30,000        30,600
Petrobras International Finance Co.
   9.75%    07/06/11                 325,000       352,625
Petro-Canada
   5.35%    07/15/33                 200,000       168,653
Petroleos Mexicanos
   9.50%    09/15/27                 145,000       167,475
Pioneer Natural Resources Co.
   6.50%    01/15/08                 240,000       258,004
Principal Life Global Funding I
   5.25%    01/15/13                 160,000       158,649(b)
Procter & Gamble - ESOP (Series A)
   9.36%    01/01/21                 275,000       358,454
Progress Energy Inc.
   5.85%    10/30/08                 135,000       141,354
   7.75%    03/01/31                  80,000        89,662
Progressive Corp.
   6.25%    12/01/32                 125,000       125,241
PSI Energy Inc.
   6.65%    06/15/06                 115,000       121,583
Public Service Co. of New Mexico
   4.40%    09/15/08                 185,000       183,616
Public Service Electric & Gas
   5.00%    01/01/13                 155,000       152,925
Puget Energy Inc.
   3.36%    06/01/08                 125,000       120,079
Quest Diagnostics
   6.75%    07/12/06                 115,000       122,213
Royal Bank of Scotland Group PLC.
   7.65%    08/31/49                  35,000        39,054(i)
Safeco Corp.
   4.20%    02/01/08                  65,000        64,985


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Shurgard Storage Centers Inc.
   5.88%    03/15/13                $220,000  $    214,960
Southern California Edison Co.
   8.00%    02/15/07                 120,000       132,707
Sprint Capital Corp.
   4.78%    08/17/06                 200,000       203,870(o)
   6.13%    11/15/08                 230,000       242,190
   6.90%    05/01/19                 130,000       131,490
   7.63%    01/30/11                 200,000       221,235
   8.38%    03/15/12                 200,000       229,493
   8.75%    03/15/32                  60,000        69,831
Standard Chartered Bank
   8.00%    05/30/31                 250,000       295,543(b)
Suncor Energy Inc.
   5.95%    12/01/34                 145,000       140,347
Telefonos de Mexico SA de C.V.
   4.50%    11/19/08                 165,000       160,487
   8.25%    01/26/06                 330,000       352,721
TELUS Corp.
   7.50%    06/01/07                 220,000       239,905
Textron Inc.
   4.50%    08/01/10                 310,000       305,668
Time Warner Inc.
   7.57%    02/01/24                 130,000       139,780
Turner Broadcasting System Inc.
   8.38%    07/01/13                 380,000       445,876
Tyco International Group S.A.
   5.80%    08/01/06                 200,000       208,580
   6.75%    02/15/11                 100,000       108,658
Tyson Foods Inc.
   7.25%    10/01/06                 525,000       562,942
   8.25%    10/01/11                 170,000       194,147
UBS Preferred Funding Trust I
   8.62%    10/29/49                 130,000       154,179(i)
Union Pacific Corp.
   6.65%    01/15/11                 170,000       185,298
Union Planters Bank NA
   5.13%    06/15/07                 180,000       185,988
Unisys Corp.
   6.88%    03/15/10                 180,000       185,400
US Bank National Assoc.
   2.85%    11/15/06                  45,000        44,499
Valero Energy Corp.
   6.88%    04/15/12                  25,000        27,370
   7.50%    04/15/32                 145,000       161,399
Verizon Global Funding Corp.
   7.75%    12/01/30 - 06/15/32      135,000       151,459
Verizon Pennsylvania Inc. (Series A)
   5.65%    11/15/11                 445,000       451,172
VF Corp.
   6.00%    10/15/33                 100,000        93,912
Wachovia Corp.
   4.95%    11/01/06                 105,000       108,549
Walt Disney Co.
   6.75%    03/30/06                 165,000       174,775
Washington Mutual Inc.
   5.63%    01/15/07                   5,000         5,242


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Waste Management Inc.
   7.38%    08/01/10              $  280,000  $    314,392
Wendy's International Inc.
   6.20%    06/15/14                 245,000       258,618
Westar Energy Inc.
   9.75%    05/01/07                 115,000       130,996
Weyerhaeuser Co.
   6.00%    08/01/06                 260,000       272,613
   6.13%    03/15/07                 435,000       461,418
   6.75%    03/15/12                  60,000        64,856
   7.38%    03/15/32                 225,000       243,536
Wisconsin Energy Corp.
   5.88%    04/01/06                 160,000       167,298
Wyeth
   6.50%    02/01/34                 100,000        93,838

TOTAL CORPORATE NOTES
   (COST $34,935,891)                           34,650,926


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.1%

LB-UBS Commercial Mortgage Trust
   3.96%    03/15/34                 740,000        17,517(b,d,g,i)
Bear Stearns Commercial
   Mortgage Securities
   5.20%    01/12/41                 288,000       285,345(i)
Bear Stearns Commercial Mortgage
   Securities (Class A)
   3.87%    02/11/41                 365,000       353,598
   3.88%    08/13/39                 495,000       480,419
   4.68%    08/13/39                 450,000       431,709
   6.02%    02/14/31                 300,000       319,641
Bear Stearns Commercial Mortgage
   Securities (Class B)
   6.20%    02/14/31                  25,000        26,621
CalSTRS Trust
   4.13%    11/20/12                 529,000       530,486(b)
Chase Commercial Mortgage
   Securities Corp. (Class A)
   6.39%    11/18/30                 246,000       265,281
Citicorp Mortgage Securities Inc.
   (Class B)
   6.13%    08/25/32                 279,260       281,808(i)
Crusade Global Trust (Class A)
   1.72%    09/18/06                 315,083       315,449(i)
CS First Boston Mortgage
   Securities Corp.
   7.77%    01/15/37               1,102,014        25,632(b,d,g,i)
CS First Boston Mortgage Securities
   Corp. (Class A)
   5.11%    09/15/34                 100,000       103,056
   5.44%    09/15/34                 533,000       546,238
   6.13%    04/15/37                 175,000       185,987
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31                 661,000       708,789
First Union-Lehman Brothers-Bank
   of America (Class A)
   6.56%    11/18/35                 168,000       181,621


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

GMAC Commercial Mortgage
   Securities Inc. (Class A)
   6.42%    05/15/35             $   361,000  $    389,455
Granite Mortgages PLC.
   1.33%    02/20/06               1,747,826     1,747,604(i)
GS Mortgage Securities Corp. II
   1.52%    02/15/06                 450,000       450,280(b,i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   1.39%    01/12/39               3,055,000       168,436(b,g,i)
   6.47%    11/15/35                 190,000       205,723
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
   4.92%    10/15/37                 301,000       292,365(i)
KSL Resorts (Class A)
   1.79%    05/15/05                 100,000       100,030(b,i)
LB-UBS Commercial Mortgage Trust
   1.41%    03/01/36               3,080,000       169,251(b,g,i)
   4.06%    09/15/27                 495,000       486,067(i)
   6.17%    04/15/37               4,279,617        86,930(b,d,g,i)
   6.23%    03/15/26                 130,000       139,649
   7.90%    09/15/37               3,363,600        54,658(b,d,g,i)
   8.44%    03/15/36               3,275,860        87,015(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class A)
   4.93%    09/15/35                 449,000       438,792(i)
   6.13%    12/15/30                 172,000       183,217
   6.65%    11/15/27                 144,000       157,806
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%    07/14/16                  34,000        37,039(b)
Master Alternative Loans Trust
   5.00%    08/25/18                 324,000        53,460(g)
   6.50%    08/25/34                 475,000       492,813
Master Asset Securitization Trust
   6.31%    09/25/32                 146,928       147,768(i)
Morgan Stanley Capital I (Class A)
   4.66%    09/13/45                 265,000       252,409
   6.53%    03/15/31                 405,000       438,183
   7.11%    04/15/33                 513,000       569,936
Morgan Stanley Capital I (Class D)
   7.09%    07/15/30                 159,000       173,979(i)
Morgan Stanley Dean Witter
   Capital I
   1.02%    10/15/35               1,256,000        29,897(b,g,i)
   1.06%    04/15/34                 799,000        20,736(b,g,i)
   1.51%    02/01/31                 622,289        31,966(b,g,i)
   7.20%    10/15/33                 199,000       222,759
Morgan Stanley Dean Witter
   Capital I (Class A)
   5.98%    02/15/31                  92,485        95,798
   6.39%    10/15/35                 150,000       162,120
   6.54%    02/15/31                  50,000        53,872
Nomura Asset Securities Corp. (Class A)
   6.59%    03/15/30               1,000,000     1,085,408
Puma Finance Ltd. (Class A)
   1.33%    10/11/06                 448,029       448,621(i)


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

INCOME FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Wachovia Bank Commercial
   Mortgage Trust
   1.66%    07/15/05              $  110,000  $    110,205(b,i)
   1.76%    08/15/05                 100,000       100,607(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $14,874,450)                           14,744,051


SOVEREIGN BONDS -- 1.2%

Government of Bahamas
   6.63%    05/15/33                 135,000       141,640(b)
Government of Finland
   4.75%    03/06/07                 140,000       145,266
Government of Italy
   4.38%    10/25/06                 110,000       112,906
Government of Russia
   5.00%    03/31/30                 135,000       123,272(b)
Ontario Electricity Financial Corp.
   7.45%    03/31/13                  28,000        32,879
Province of British Columbia
   4.63%    10/03/06                 455,000       468,965
Province of Manitoba Canada
   4.25%    11/20/06                 315,000       322,301
Province of New Brunswick
   3.50%    10/23/07                 160,000       159,147
Province of Ontario
   3.50%    09/17/07                 160,000       159,315
   5.13%    07/17/12                  25,000        25,423
Province of Saskatchewan Canada
   8.00%    02/01/13                  65,000        78,885

TOTAL SOVEREIGN BONDS
   (COST $1,759,460)                             1,769,999


TOTAL BONDS AND NOTES
   (COST $156,045,377)                         154,328,554



                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

U.S. Treasury Note 5 Yrs. Future
   (COST $12,348)                     28,000         3,938


TOTAL INVESTMENTS IN SECURITIES
   (COST $156,057,725)                         154,332,492



                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.8%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     6,991,994 $   6,991,994(j)

TOTAL SHORT-TERM INVESTMENTS
   (COST $6,991,994)                             6,991,994


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (10.7)%                                 (15,617,866)
                                               -----------


NET ASSETS-- 100%                             $145,706,620
                                              ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Income Fund had the following written option contracts open at June 30,
2004:
                                                NUMBER
                           EXPIRATION DATE/       OF
CALL OPTIONS                 STRIKE PRICE      CONTRACTS      VALUE
--------------------------------------------------------------------------------

U.S. Treasury
  Note 5 Yrs.
  Future (Written
  Option Premium $12,152)    July 04/108.50    (28)      $(17,063)

The Income Fund had the following long futures contracts open at June 30, 2004:

                                     NUMBER    CURRENT
                       EXPIRATION      OF      NOTIONAL    UNREALIZED
DESCRIPTION               DATE      CONTRACTS   VALUE     APPRECIATION
--------------------------------------------------------------------------------

U.S.Treasury
   Notes - 5 Years   September 2004     51    $5,543,063    $47,540

The Income Fund had the following short futures contracts open at June 30, 2004:

                                    NUMBER     CURRENT
                   EXPIRATION         OF      NOTIONAL      UNREALIZED
DESCRIPTION           DATE        CONTRACTS     VALUE       DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
   Notes 10 Yrs    September 2004     57     $(6,231,703)    $(53,968)
                                                             --------
TOTAL                                                        $ (6,428)
                                                             ---------

See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Money Market Fund
--------------------------------------------------------------------------------


DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A BACHELORS OF SCIENCE DEGREE FROM THE UNIVERSITY OF RHODE ISLAND.

Q. HOW DID THE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Money Market Fund posted a total return of 0.31% for the six-month period ended June 30, 2004. The 90-day Treasury Bill returned 0.52% for the same period, while the Fund's Lipper peer group of 108 Money Market funds returned 0.26%.

Q.  WHAT WERE THE KEY DRIVERS OF PERFORMANCE?

A. Our positioning along the yield curve was the primary driver behind the Fund's performance. Our view that the Fed would begin to raise its federal funds rate mid-year led us to keep the average maturity of the Fund shorter. This strategy enables reinvestment in higher rates as the Fed continues to raise rates.

[PHOTO OMITTED]

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                             MONEY MARKET FUND                 90 DAY T-BILL

06/94                             10000                             10000
12/94                             10230                             10249
12/95                             10831                             10827
12/96                             11415                             11384
12/97                             12033                             11975
12/98                             12666                             12562
12/99                             13299                             13163
12/00                             14129                             13955
12/1/2004                         14692                             14436
12/2/2004                         14911                             14670
12/3/2004                         15026                             14820
6/4/2004                          15073                             14898

Money Market Fund (ending value $15,073)
90-Day T-Bill (ending value $14,898)

INVESTMENT PROFILE

A fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term U.S. dollar-denominated money market instruments.


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------


                              SIX      ONE     FIVE       TEN
                            MONTHS    YEAR     YEAR      YEAR
--------------------------------------------------------------------------------
Money Market Fund            0.31%    0.64%    3.07%     4.19%
--------------------------------------------------------------------------------
90 Day T-Bill                0.52%    1.01%    3.00%     4.07%
--------------------------------------------------------------------------------
Lipper peer group average*   0.26%    0.53%    2.88%     3.99%
--------------------------------------------------------------------------------
Inception date             7/1/85
--------------------------------------------------------------------------------



FUND YIELD AT JUNE 30, 2004
--------------------------------------------------------------------------------

                                  FUND         IBC MONEY FUND
--------------------------------------------------------------------------------
7-DAY CURRENT                     0.74%+           0.59%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                   0.74%            0.59%
--------------------------------------------------------------------------------


CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT JUNE 30, 2004.


AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE MONEY MARKET PEER GROUP CONSISTING OF 108, 108, 88 AND 67 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

MONEY MARKET FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                                               MONEY MARKET FUND

Portfolio Composition based on a Market Value of $362,042
(in thousands) as of June 30, 2004


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]

Commercial Paper 41.3%
Yankee Certificates of Deposit 29.5%
U.S. Governments 23.0%
Repurchase Agreements 5.3%
Asset Backed Securities 0.8%
Time Deposits 0.1%




                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENTS -- 100.2%+
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 23.0%

Federal Agricultural Mortgage Corp.
   1.43%    04/01/05              $8,630,000 $   8,630,000
Federal Home Loan Bank
   1.78%    05/27/05               3,760,000     3,760,000
Federal Home Loan Mortgage Corp.
   6.25%    07/15/04              10,430,000    10,449,817
Federal National Mortgage Assoc.
   1.16%    08/20/04               4,430,000     4,422,924(d)
   1.17%    08/27/04               6,560,000     6,547,951(d)
   1.30%    12/10/04              13,030,000    12,954,361(d)
   1.37%    11/12/04               5,000,000     4,974,689(d)
   1.43%    11/10/04              10,000,000     9,947,933(d)
   7.00%    07/15/05              13,390,000    14,020,155
FHLMC Discount Notes
   1.06%    08/17/04               7,500,000     7,489,670(d)

TOTAL U.S. GOVERNMENTS
   (COST $83,197,500)                           83,197,500


COMMERCIAL PAPER -- 41.4%

Abbey National PLC.
   1.05%    07/06/04              15,960,000    15,957,672
Bank of America Corp.
   1.10%    07/08/04              15,960,000    15,956,586


                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

Barclays PLC.
   1.21%    07/22/04             $15,050,000 $  15,039,377
Citigroup, Inc.
   1.08%    07/14/04              15,170,000    15,164,084
Credit Suisse Group
   1.26%    07/26/04              14,860,000    14,846,997
HSBC Holdings PLC.
   1.30%    08/03/04              14,660,000    14,642,530
ING Group
   1.06%    07/13/04              14,420,000    14,414,905
J.P. Morgan Chase & Co.
   1.04%    07/02/04              14,340,000    14,339,586
Morgan Stanley Dean Witter & Co.
   1.21%    07/21/04              15,090,000    15,079,856
UBS AG
   1.05%    07/13/04              14,290,000    14,284,999

TOTAL COMMERCIAL PAPER
   (COST $149,726,592)                         149,726,592


REPURCHASE AGREEMENTS -- 5.3%

ABN Amro
   1.45% dated 06/30/04,
   to be repurchased at
   $14,000,564 on 07/01/04
   collateralized by $14,280,454
   Government Agency Bond
   4.65% maturing: 10/10/13       14,000,000    14,000,000
Barclays PLC.
   1.45% dated 06/30/04,
   to be repurchased at
   $5,150,207 on 07/01/04
   collateralized by $5,254,326
   Government Agency Bond
   5.37% maturing: 02/15/07        5,150,000     5,150,000

TOTAL REPURCHASE AGREEMENTS
   (COST $19,150,000)                           19,150,000


ASSET BACKED -- 0.8%

Chase Manhattan Auto Owner
   Trust (Class A)
   1.08%    03/15/05               1,794,544     1,794,544
Honda Auto Receivables Owner
   Trust (Class A)
   1.14%    01/07/05               1,188,264     1,188,264

TOTAL ASSET BACKED
   (COST $2,982,808)                             2,982,808


TIME DEPOSIT -- 0.1%

State Street Corp.
   1.13%    07/01/04
   (COST $155,390)                   155,390       155,390(e)



See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

MONEY MARKET FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

YANKEE CERTIFICATES OF DEPOSIT -- 29.6%

Bank of Montreal
   1.10%    07/19/04             $16,380,000  $ 16,380,000
BNP Paribas
   1.18%    08/18/04              16,140,000    16,140,000
Calyon New York
   1.29%    08/02/04              14,860,000    14,860,000
Dexia Bank NY
   1.06%    07/01/04              15,890,000    15,890,000
Societe Generale
   1.04%    07/07/04              14,390,000    14,390,000
Toronto-Dominion Bank
   1.05%    07/06/04              14,340,000    14,340,000
Wells Fargo & Co.
   1.30%    07/28/04              14,830,000    14,830,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $106,830,000)                         106,830,000


TOTAL SHORT-TERM INVESTMENTS
   (COST $362,042,290)                         362,042,290


LIABILITIES IN EXCESS OF OTHER ASSETS
   (0.2)%                                         (672,168)
                                              ------------

NET ASSETS-- 100%                             $361,370,122
                                              ============


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Real Estate Securities Fund
--------------------------------------------------------------------------------

Q&A

SENECA CAPITAL MANAGEMENT ("SENECA") IS THE SUB-ADVISER FOR THE REAL ESTATE SECURITIES FUND. SENECA IS A MAJORITY OWNED SUBSIDIARY OF PHOENIX INVESTMENT PARTNERS ("PHOENIX"). PHOENIX IS A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC. ("PNX"). PNX IS A PUBLICLY-TRADED COMPANY LISTED ON THE NEW YORK STOCK EXCHANGE. SENECA IS AN INVESTMENT ADVISER THAT PROVIDES INVESTMENT MANAGEMENT SERVICES TO FOUNDATIONS, ENDOWMENTS, CORPORATIONS, MUTUAL FUNDS AND PRIVATE CLIENTS.

THE REAL ESTATE SECURITIES FUND IS MANAGED BY THE FOLLOWING INVESTMENT TEAM:
GAIL P. SENECA, PH.D., ALBERT J. GUTIERREZ, CFA AND FREDERICK GOETZKE, CPA. THE TEAM IS LED BY MR. GUTIERREZ.

GAIL P. SENECA FOUNDED SENECA IN 1989, AND SERVES AS MANAGING PARTNER AND CHIEF INVESTMENT OFFICER OF THE FIRM. MS. SENECA HAS BEEN INVOLVED IN THE MANAGEMENT OF THE REAL ESTATE SECURITIES FUND SINCE 1995. HER BACKGROUND SPANS OVER TWENTY YEARS IN THE INVESTMENT MANAGEMENT BUSINESS, INCLUDING KEY INVESTMENT ROLES AT WELLS FARGO AND CHASE BANK. MS. SENECA ALSO SERVES AS CHAIRMAN OF THE BOARD AND CEO OF LUMINENT MORTGAGE CAPITAL, INC., A REAL ESTATE INVESTMENT TRUST THAT WAS FORMED IN APRIL 2003 AND IS ADVISED BY SENECA. MS. SENECA ATTENDED NEW YORK UNIVERSITY WHERE SHE EARNED A BA, AN MA AND A PH.D.

ALBERT J. GUTIERREZ IS CHIEF INVESTMENT OFFICER OF FIXED INCOME FOR SENECA AND HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. PRIOR TO JOINING SENECA, MR. GUTIERREZ HEADED PORTFOLIO MANAGEMENT, TRADING AND INVESTMENT SYSTEMS AT AMERICAN GENERAL INVESTMENT MANAGEMENT FROM APRIL 2000 TO JANUARY 2002 AND HELD A SIMILAR ROLE AT CONSECO CAPITAL FOR TWELVE YEARS PRIOR TO THAT ASSIGNMENT. MR. GUTIERREZ ALSO SERVES AS PRESIDENT AND DIRECTOR OF LUMINENT MORTGAGE CAPITAL, INC. MR. GUTIERREZ HOLDS A DEGREE IN ECONOMICS FROM THE WHARTON SCHOOL, UNIVERSITY OF PENNSYLVANIA AND IS A CFA CHARTERHOLDER.

FREDERICK GOETZKE IS A SECURITIES ANALYST AT SENECA COVERING REAL ESTATE RELATED SECURITIES AND HAS SERVED IN THAT CAPACITY SINCE MAY 2002. PRIOR TO JOINING SENECA, MR. GOETZKE WAS A SECURITIES ANALYST AT AMERICAN EXPRESS FINANCIAL ADVISORS FROM MAY 1998 TO MAY 2002. MR. GOETZKE STUDIED AT THE LONDON SCHOOL OF ECONOMICS, AND EARNED AN MBA FROM INDIANA UNIVERSITY. MR. GOETZKE IS ALSO A CPA.

EFFECTIVE JULY 27, 2004, MICHAEL P. WHITE AND WARREN H. GOODRICH WILL ASSUME THE RESPONSIBILITIES PREVIOUSLY HELD BY FREDERICK GOETZKE AS A MEMBER OF THE INVESTMENT TEAM FOR THE REAL ESTATE SECURITIES FUND.

Q. HOW DID THE REAL ESTATE SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. The Real Estate Securities Fund had a return of 5.13% for the six-month period ended June 30, 2004. The Wilshire Real Estate Securities Index returned 7.08% while the Fund's Lipper peer group of 35 Real Estate funds returned 6.43%.

Q. WHAT FACTORS MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE FIRST HALF OF 2004?

A. Primary drivers of positive performance were the Fund's overweight position in lodging and acquisition activity in that sector, specifically the Mandalay Bay/MGM transaction. The Fund's overweight in Mortgage REITs hurt performance as interest rates rose. Acquisition activity in retail, specifically the Simon Property/Chelsea transaction, negatively impacted short-term performance. The Fund is overweight in Simon Property, which underperformed as a result of the acquisition of Chelsea Property.

Q. WHAT EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THIS IMPACT THE FUND?

A. Rising interest rates and fear of aggressive Fed action hit REITs hard in April. Most REIT prices fell, regardless of company fundamentals. By May, the sector began to strengthen, as economic data moderated and the improvement in the fundamentals for many REITs became obvious (as in lodging, for example). Investor flows into REITs have been stable over the course of the year, in spite of the change in interest rate direction.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The objectives and weightings of the Fund were largely unchanged during the second quarter. Earlier in the year, we reduced our position in Mortgage REITs in anticipation of changes in interest rates, and increased our positions in the Retail and Lodging sectors.

Q.  WHICH STOCKS AND SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. A specific driver of positive fund performance for the fund during the first six months of 2004 was our 5.00% overweight position in the Lodging sector (up 9% YTD vs. 7% for the Wilshire REIT Index). Certain stocks enjoyed double-digit gains, such as LaSalle Hotels and Mandalay Bay. On the downside, the Fund was affected by an overweight position in Mortgage REITs. This sector benefited the Fund in 2003, but suffered as the interest rate outlook changed. Simon Property, a retail REIT, underperformed during the first half of 2004 due to its acquisition of Chelsea Property.

Real Estate Securities Fund                                          (unaudited)
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]



                        REAL ESTATE SECURITIES FUND            WILSHIRE RES

5/1/95                            10000                             10000
12/95                             11700                             11404
12/96                             15941                             15609
12/97                             19048                             18699
12/98                             15679                             15441
12/99                             15645                             14949
12/00                             20737                             19511
12/1/2004                         23191                             21526
12/2/2004                         22879                             22083
12/3/2004                         31430                             30271
6/4/2004                          33061                             32414


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------
                               SIX      ONE     FIVE      SINCE
                             MONTHS    YEAR     YEAR    INCEPTION
--------------------------------------------------------------------------------
Real Estate Securities Fund   5.13%    22.26%   14.15%   13.93%
--------------------------------------------------------------------------------
Wilshire RES                  7.08%    29.35%   14.48%   13.69%
--------------------------------------------------------------------------------
Lipper peer group average*    6.43%    27.88%   13.89%     N/A
--------------------------------------------------------------------------------
Inception date               5/1/95
--------------------------------------------------------------------------------

Real Estate Securities Fund (ending value $33,061)
Wilshire RES (ending value $32,414)

INVESTMENT PROFILE

A fund designed for investors who seek maximum total return through current income and capital appreciation by investing at least 80% of its net assets in equity and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those who own significant real estate assets.



TOP TEN HOLDINGS
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------
 Simon Property Group Inc.                               6.39%
--------------------------------------------------------------------
 Equity Residential                                      4.79%
--------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide Inc. (Class B)      4.67%
--------------------------------------------------------------------
 General Growth Properties Inc.                          4.62%
--------------------------------------------------------------------
 Equity Office Properties Trust                          4.27%
--------------------------------------------------------------------
 Regency Centers Corp.                                   3.63%
--------------------------------------------------------------------
 Weingarten Realty Investors                             3.56%
--------------------------------------------------------------------
 Essex Property Trust Inc.                               3.47%
--------------------------------------------------------------------
 Kimco Realty Corp.                                      3.39%
--------------------------------------------------------------------
 LaSalle Hotel Properties                                3.11%
--------------------------------------------------------------------



PORTFOLIO COMPOSITION
AS OF JUNE 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------

Market Value of $107,750 (in thousands)


[PIE GRAPH OMITTED, PLOT POINTS FOLLOWS]


Office/Industrial 21.6%
Real Estate Related Operating Companies 20.8%
Apartment 16.0%
Regional Mall 13.4%
Hotels Restaurants & Leisure 6.9%
Short-Term And Others 6.1%
Diversified 5.6%
Shopping Center 2.9%
Consumer Cyclical 2.9%
Mortgage 2.7%
Manufactured Home 1.1%


* LIPPER PERFORMANCE COMPARISONS ARE BASED ON AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS INDICATED IN THE REAL ESTATE PEER GROUP CONSISTING OF 35, 35
  AND 22 UNDERLYING ANNUITY FUNDS, RESPECTIVELY.

  SEE NOTES TO PERFORMANCE ON PAGE 67 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

REAL ESTATE SECURITIES FUND

Schedule of Investments                                June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

                           REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES        VALUE
--------------------------------------------------------------------------------


COMMON STOCK -- 93.6%+
--------------------------------------------------------------------------------


APARTMENT -- 16.0%

Archstone-Smith Trust                113,977  $  3,342,945
AvalonBay Communities Inc.            38,080     2,152,282
BRE Properties                        82,700     2,873,825
Equity Residential                   173,600     5,161,128
Essex Property Trust Inc.             54,640     3,734,644
                                                17,264,824

CONSUMER CYCLICAL -- 2.8%

Host Marriott Corp.                  249,540     3,084,314(a)

DIVERSIFIED -- 5.6%

Glenborough Realty Trust Inc.        112,500     2,064,375
NorthStar Capital Investment Corp.    30,000       360,000(a,b,k)
NorthStar Capital Investment Corp.    75,000       900,000(b,k)
Vornado Realty Trust                  48,500     2,769,835
                                                 6,094,210

HOTELS RESTAURANTS & LEISURE -- 6.8%

Boca Resorts Inc. (Class A)          119,280     2,364,130(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B)          112,080     5,026,788
                                                 7,390,918

MANUFACTURED HOME -- 1.1%

Manufactured Home
   Communities Inc.                   36,000     1,194,840

MORTGAGE -- 2.7%

Arbor Realty Trust Inc.              144,000     2,872,800

OFFICE/INDUSTRIAL -- 21.6%

AMB Property Corp.                    45,880     1,588,824
Boston Properties Inc.                61,130     3,061,390
Duke Realty Corp.                     92,470     2,941,471
Equity Office Properties Trust       169,300     4,604,960
Liberty Property Trust                64,010     2,573,842
Prologis                              96,330     3,171,184
Reckson Associates Realty Corp.      108,250     2,972,545
Trizec Properties Inc.               147,300     2,395,098
                                                23,309,314


                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------


REAL ESTATE RELATED OPERATING COMPANIES -- 20.7%

Kimco Realty Corp.                    80,330  $  3,655,015
LaSalle Hotel Properties             137,300     3,350,120
Mills Corp.                           56,100     2,619,870
New Plan Excel Realty Trust           43,700     1,020,832
Regency Centers Corp.                 91,100     3,908,190
Rouse Co.                             61,340     2,913,650
Taubman Centers Inc.                  49,400     1,130,766
Weingarten Realty Investors          122,565     3,833,833
                                                22,432,276

REGIONAL MALL -- 13.4%

General Growth Properties Inc.       168,310     4,976,927
Macerich Co.                          54,000     2,584,980
Simon Property Group Inc.            133,900     6,885,138
                                                14,447,045

SHOPPING CENTER -- 2.9%

Developers Diversified Realty Corp.   87,480     3,094,168

TOTAL COMMON STOCK
   (COST $95,328,317)                          101,184,709



--------------------------------------------------------------------------------
WARRANTS -- 0.1%
--------------------------------------------------------------------------------

Arbor Realty Trust Inc.
   (COST $103,055)                    28,800       142,560


TOTAL INVESTMENTS IN SECURITIES
   (COST $95,431,372)                          101,327,269



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $6,422,452)               6,422,452     6,422,452(j)


OTHER ASSETS AND LIABILITIES,
   NET 0.4%                                        384,079
                                              ------------


NET ASSETS-- 100%                             $108,133,800
                                              ============


See Notes to Schedules of Investments on page 68 and Notes to Financial Statements.

Notes to Performance                                   June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

The performance data related to the shares of the U.S. Equity Fund and the Income Fund, for the periods through December 12, 1997, reflect the prior performance and expense ratios of the Variable Investment Trust GE U.S. Equity Portfolio and GE Fixed Income Portfolio, the assets of which were transferred to corresponding GE Investments Funds, Inc. pursuant to an exemptive order granted by the Securities and Exchange Commission permitting a substitution of funds that occurred on December 12, 1997.

Certain fees and fund expenses have been waived and/or borne by the funds' prior investment advisers. In addition, GE Asset Management waived certain fees for the Money Market Fund prior to fiscal 2002. Had these fees and expenses not been waived, the returns (and/or yields) would have been lower.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), Russell Mid Cap Value Index (Russell Mid Cap Value), S&P 500/BARRA Growth Index (S&P 500/BARRA Growth), Russell 1000 Value Index (Russell 1000 Value), Russell 2000 Index (Russell 2000), Morgan Stanley Capital International EAFE Index (MSCI
EAFE), Lehman Brothers Aggregate Bond Index (LB Aggregate), Salomon/Smith Barney World Government Bond Index (Salomon World Bond), and Wilshire Real Estate Securities Index (Wilshire RES) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The S&P 500/BARRA Growth Index contains firms from the S&P 500 Index with high book-to-price ratios. The Russell Mid Cap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index, which, in turn, represents approximately 98% of the investable U.S. equity market. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Salomon World Bond Index is a market capitalization-weighted index designed to track major government debt markets. The index includes issues which must be sovereign debt issued in the domestic market in the local currency with at least one year of maturity. The following countries are included in the index: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States. The Wilshire RES Index is a market capitalization-weighted index comprised of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of the underlying annuity funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

Standard & Poor's, S&P, S&P 500, and S&P 500/BARRA Value are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

Notes to Schedules of Investments                      June 30, 2004 (unaudited)
--------------------------------------------------------------------------------


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments. The prospectus should be read carefully before investing.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $1,224,271; $2,006,500; $5,297,790; $1,260,000 or 2.61%; 0.61%; 3.64%; 1.17%
    of net assets for International Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Directors.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent. For the S&P 500 Index Fund, State Street Corp. is also the parent company of SSgA Funds Management, Inc., the Fund's Sub-Adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2004.

(j) GE Asset Management Incorporated, ("GEAM"), the Fund's Investment Adviser, is also the Investment Adviser of the GEI Short-Term Investment Fund. No advisory fee is charged by GEAM to the GEI Short-Term Investment Fund nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(k) Security has been valued at fair-value determined in good faith under procedures adopted by the Board of Directors of the Fund.

(l) All or a portion of the security is out on loan.

(m) All or a portion of the security purchased with collateral from securities lending.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Funds' Investment Adviser.

(o) Step coupon bond.

(p) Zero coupon bond.

+   Percentages are based on net assets as of June 30, 2004.

*   Less than 0.1%



Abbreviations:

CAD      Canadian Dollar

EUR      Euro

GBP      British Pound

JPY      Japanese Yen

SEK      Swedish Krona

USD      United States Dollar

ADR       American Depositary Receipt

GDR       Global Depositary Receipt

REGD.     Registered

REIT      Real Estate Investment Trust

REMIC     Real Estate Mortgage Investment Conduit

SDR       Swedish Depository Receipt

STRIPS    Separate Trading of Registered Interest and Principal of Security

Financial Highlights
Selected data based on a share outstanding throughout the period(s) indicated
--------------------------------------------------------------------------------


U.S. EQUITY FUND

                                                      6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --           --       1/3/95
Net asset value, beginning of period                  $31.48       $25.75       $32.21        $35.56       $37.90       $33.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.14         0.26         0.24          0.23         0.26         0.22
   Net realized and unrealized
      gains/(losses) on investments                     0.48         5.73        (6.45)        (3.24)       (0.59)        6.30
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.62         5.99        (6.21)        (3.01)       (0.33)        6.52
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.26         0.25          0.22         0.26         0.22
   Net realized gains                                     --           --           --          0.12         1.75         1.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.26         0.25          0.34         2.01         2.12
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $32.10       $31.48       $25.75        $32.21       $35.56       $37.90
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        1.97%      23.28%       (19.26)%       (8.47)%      (0.59)%      19.61%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $113,805     $114,123     $102,112      $115,578      $99,423      $72,794
   Ratios to average net assets:
      Net investment income*                            0.87%        0.95%        0.87%         0.78%        0.79%        0.86%
      Expenses*                                         0.62%        0.61%        0.58%         0.58%        0.59%        0.61%
   Portfolio turnover rate                                14%          39%          37%           48%          40%          35%

------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND

                                                      6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --           --           --            --           --      4/15/85
Net asset value, beginning of period                  $20.51       $16.18       $21.19        $24.71       $28.10       $23.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.13         0.24         0.24          0.22         0.22         0.20
   Net realized and unrealized
      gains/(losses) on investments                     0.53         4.33        (4.98)        (3.25)       (2.90)        4.68
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.66         4.57        (4.74)        (3.03)       (2.68)        4.88
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.24         0.24          0.22         0.22         0.21
   Net realized gains                                     --           --         0.03          0.27         0.49         0.28
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.24         0.27          0.49         0.71         0.49
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $21.17       $20.51       $16.18        $21.19       $24.71       $28.10
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        3.22%      28.27%       (22.37)%      (12.27)%      (9.43)%      20.61%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $600,486     $597,185     $449,173      $650,169     $723,442     $652,144
   Ratios to average net assets:
      Net investment income*                           1.24%        1.41%        1.20%         0.99%        0.87%        1.00%
      Expenses*                                        0.39%        0.37%        0.40%         0.39%        0.39%        0.39%
   Portfolio turnover rate                                3%           5%          11%            7%           5%           3%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
Selected data based on a share outstanding throughout the period(s) indicated
--------------------------------------------------------------------------------


PREMIER GROWTH EQUITY FUND

                                                     6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --           --     12/12/97
Net asset value, beginning of period                  $70.46       $54.74       $69.34        $78.68       $88.65       $67.22
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.09         0.11         0.03          0.06         0.10         0.08
   Net realized and unrealized
      gains/(losses) on investments                     0.56        15.72       (14.60)        (7.24)       (5.03)       24.18
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.65        15.83       (14.57)        (7.18)       (4.93)       24.26

LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.11         0.03          0.07         0.10         0.08
   Net realized gains                                     --           --           --          2.09         4.94         2.75
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.11         0.03          2.16         5.04         2.83
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $71.11       $70.46       $54.74        $69.34       $78.68       $88.65
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        0.92%       28.91%      (21.02)%       (9.14)%      (5.23)%      36.26%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $141,201     $143,202      $87,569      $104,185      $90,704      $53,720
   Ratios to average net assets:
      Net investment income*                            0.23%        0.20%        0.05%         0.10%        0.15%        0.18%
      Net expenses*                                     0.69%        0.70%        0.67%         0.67%        0.67%        0.68%
      Gross expenses*                                   0.69%        0.70%        0.67%         0.67%        0.68%        0.72%
   Portfolio turnover rate                                12%          24%          25%           21%          21%          27%

------------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND

                                                      6/30/04+    12/31/03     12/31/02      12/31/01    12/31/00(B)
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --           --           --            --      4/28/00
Net asset value, beginning of period                   $9.02        $7.36        $9.01         $9.93       $10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.04         0.11         0.07          0.05         0.05
   Net realized and unrealized
      gains/(losses) on investments                     0.16         1.66        (1.65)        (0.92)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.20         1.77        (1.58)        (0.87)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.11         0.07          0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.11         0.07          0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $9.22        $9.02        $7.36         $9.01        $9.93
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        2.22%       24.05%      (17.57)%       (8.75)%      (0.21)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)          $34,587      $29,989      $24,623       $18,202      $10,182
   Ratios to average net assets:
      Net investment income*                            0.89%        1.16%        1.01%         0.76%        0.71%
      Expenses*                                         0.79%        0.73%        0.74%         0.79%        0.84%
   Portfolio turnover rate                                29%          78%          76%          103%          28%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
Selected data based on a share outstanding throughout the period(s) indicated
--------------------------------------------------------------------------------


MID-CAP VALUE EQUITY FUND

                                                     6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00(C)   12/31/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --           --       5/1/97
Net asset value, beginning of period                  $17.48       $13.30       $15.66        $16.31       $15.78       $13.57
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.12         0.19         0.12          0.11         0.16         0.12
   Net realized and unrealized
      gains/(losses) on investments                     0.79         4.19        (2.28)        (0.06)        1.11         2.21
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.91         4.38        (2.16)         0.05         1.27         2.33
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.18         0.12          0.11         0.16         0.12
   Net realized gains                                     --         0.02         0.08          0.59         0.58           --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.20         0.20          0.70         0.74         0.12
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $18.39       $17.48       $13.30        $15.66       $16.31       $15.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        5.21%       32.94%      (13.76)%        0.33%        8.29%       17.26%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $230,733     $226,929     $170,422      $179,044     $117,586      $90,561
   Ratios to average net assets:
      Net investment income*                            1.28%        1.36%        0.82%         0.85%        1.05%        0.94%
      Expenses*                                         0.69%        0.69%        0.68%         0.68%        0.70%        0.71%
   Portfolio turnover rate                                 5%          28%          37%           42%          95%          30%

------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE EQUITY FUND

                                                     6/30/04+    12/31/03     12/31/02      12/31/01       12/31/00(B)
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --           --           --            --      4/28/00
Net asset value, beginning of period                  $12.74       $10.27       $12.01        $11.27       $10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.00         0.02         0.03          0.04         0.05
   Net realized and unrealized
      gains/(losses) on investments                     0.89         2.46        (1.69)         1.08         1.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.89         2.48        (1.66)         1.12         1.32
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.01         0.02          0.04         0.04
   Net realized gains                                     --           --         0.05          0.34           --
   Return of capital                                      --           --         0.01            --         0.01
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                    --            0.01         0.08          0.38         0.05
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $13.63       $12.74       $10.27        $12.01       $11.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        6.99%       24.11%      (13.86)%        9.97%       13.26%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)          $99,377      $86,330      $52,359       $32,787      $11,393
   Ratios to average net assets:
      Net investment income*                            0.01%        0.17%        0.34%         0.56%        0.76%
      Expenses*                                         0.86%        0.86%        0.84%         0.91%        0.99%
   Portfolio turnover rate                                69%         119%         108%          130%         111%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
Selected data based on a share outstanding throughout the period(s) indicated
--------------------------------------------------------------------------------


INTERNATIONAL EQUITY FUND

                                                      6/30/04+     12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --           --       5/1/95
Net asset value, beginning of period                   $8.52        $6.23        $8.28        $10.61       $14.47       $11.89
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.09         0.07         0.07          0.09         0.09         0.06
   Net realized and unrealized
      gains/(losses) on investments                     0.02         2.29        (2.04)        (2.30)       (2.02)        3.50
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.11         2.36        (1.97)        (2.21)       (1.93)        3.56
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.07         0.08          0.08         0.06         0.04
   Net realized gains                                     --           --           --          0.04         1.87         0.94
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.07         0.08          0.12         1.93         0.98
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $8.63        $8.52        $6.23         $8.28       $10.61       $14.47
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        1.29%       37.91%      (23.83)%      (20.86)%     (12.72)%      30.33%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)          $46,977      $45,198      $31,683       $42,119      $52,110      $52,540
   Ratios to average net assets:
      Net investment income*                            2.09%        1.13%        0.88%         0.99%        0.72%        0.51%
      Expenses*                                         1.13%        1.07%        1.09%         1.07%        1.06%        1.08%
   Portfolio turnover rate                                15%          35%          42%           42%          49%          51%

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND

                                                      6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --           --           --            --           --       7/1/85
Net asset value, beginning of period                  $15.09       $12.68       $14.49        $15.51       $15.86       $14.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.11         0.16         0.31          0.38         0.43         0.34
   Net realized and unrealized
      gains/(losses) on investments                     0.12         2.41        (1.67)        (0.83)        0.32         1.59
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.23         2.57        (1.36)        (0.45)        0.75         1.93
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.16         0.32          0.38         0.44         0.33
   Net realized gains                                     --           --         0.13          0.19         0.66         0.40
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.16         0.45          0.57         1.10         0.73
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $15.32       $15.09       $12.68        $14.49       $15.51       $15.86
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        1.52%       20.31%       (9.31)%       (2.89)%       4.94%       13.25%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $329,017     $225,867     $112,747      $130,757     $130,734     $109,913
   Ratios to average net assets:
      Net investment income*                            1.66%        1.58%        2.22%         2.54%        2.84%        2.50%
      Expenses*                                         0.50%        0.53%        0.54%         0.53%        0.54%        0.56%
   Portfolio turnover rate                                74%         115%         126%          122%         117%         105%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
Selected data based on a share outstanding throughout the period(s) indicated
--------------------------------------------------------------------------------


GLOBAL INCOME FUND

                                                     6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --           --       5/1/97
Net asset value, beginning of period                  $11.68       $10.84        $9.35         $9.51        $9.59       $10.53
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.15         0.31         0.21          0.32         0.40         0.45
   Net realized and unrealized
      gains/(losses) on investments                    (0.35)        0.96         1.35         (0.48)       (0.47)       (1.24)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS         (0.20)        1.27         1.56         (0.16)       (0.07)       (0.79)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.43         0.07            --         0.01         0.14
   Net realized gains                                     --           --           --            --           --         0.01
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.43         0.07            --         0.01         0.15
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.48       $11.68       $10.84         $9.35        $9.51        $9.59
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                       (1.71)%      11.69%       16.63%        (1.68)%      (0.69)%      (7.49)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)          $15,815      $17,241      $17,806        $8,885       $9,555       $9,175
   Ratios to average net assets:
      Net investment income*                            2.43%        2.23%        2.65%         3.53%        4.51%        4.20%
      Expenses*                                         0.84%        0.71%        0.69%         0.72%        0.72%        0.74%
   Portfolio turnover rate                                 0%          33%         152%          125%         177%         130%

------------------------------------------------------------------------------------------------------------------------------------
INCOME FUND

                                                    6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --           --           --            --           --       1/3/95
Net asset value, beginning of period                  $12.61       $12.93       $12.26        $11.99       $11.51       $12.34
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.27         0.51         0.37          0.60         0.74         0.64
   Net realized and unrealized
      gains/(losses) on investments                    (0.29)       (0.04)        0.84          0.29         0.50        (0.81)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS         (0.02)        0.47         1.21          0.89         1.24        (0.17)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.56         0.38          0.62         0.76         0.64
   Net realized gains                                     --         0.23         0.16            --           --         0.02
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         0.79         0.54          0.62         0.76         0.66
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $12.59       $12.61       $12.93        $12.26       $11.99       $11.51
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                       (0.16)%       3.60%        9.89%         7.43%       10.74%       (1.43)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $145,707     $189,318     $220,800      $117,740      $81,578      $68,434
   Ratios to average net assets:
      Net investment income*                            3.92%        3.24%        3.79%         5.39%        6.40%        5.74%
      Expenses*                                         0.57%        0.55%        0.53%         0.55%        0.56%        0.57%
   Portfolio turnover rate                               200%         419%         385%          278%         234%         230%

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights
Selected data based on a share outstanding throughout the period(s) indicated
--------------------------------------------------------------------------------

MONEY MARKET FUND
                                                      6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                            --           --           --            --           --       7/1/85
Net asset value, beginning of period                   $1.00        $1.00        $1.00         $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.00(d)      0.01         0.01          0.04         0.06         0.05
   Net realized and unrealized
      gains on investments                                --         0.00(d)      0.00(d)       0.00(d)      0.00(d)      0.00(d)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME FROM INVESTMENT OPERATIONS                 0.00(d)      0.01         0.01          0.04         0.06         0.05
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income                                0.00(d)      0.01         0.01          0.04         0.06         0.05
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                     0.00(d)      0.01         0.01          0.04         0.06         0.05
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $1.00        $1.00        $1.00         $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        0.31%        0.78%        1.48%         3.99%        6.24%        5.00%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $361,370     $392,533     $685,353      $712,156     $499,561     $473,538
   Ratios to average net assets:
      Net investment income*                            0.63%        0.80%        1.46%         3.80%        6.01%        4.96%
      Net expenses*                                     0.48%        0.43%        0.40%         0.34%        0.32%        0.30%
      Gross expenses*                                   0.48%        0.43%        0.40%         0.42%        0.45%        0.49%

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

                                                     6/30/04+    12/31/03     12/31/02      12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                            --           --           --            --           --       5/1/95
Net asset value, beginning of period                  $16.78       $13.14       $14.78        $13.82       $10.87       $11.59
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.36         0.50         0.80          0.64         0.56         0.77
   Net realized and unrealized
      gains/(losses) on investments                     0.50         4.42         (1.01)        1.00         2.96        (0.82)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME/(LOSS) FROM INVESTMENT OPERATIONS          0.86         4.92        (0.21)         1.64         3.52        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --         0.41         0.66          0.53         0.52         0.64
   Net realized gains                                     --         0.87         0.77          0.15         0.05         0.03
------------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                       --         1.28         1.43          0.68         0.57         0.67
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $17.64       $16.78       $13.14        $14.78       $13.82       $10.87
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A)                                        5.13%       37.38%       (1.35)%       11.84%       32.54%       (0.22)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)         $108,134      $98,294      $70,164       $87,306      $73,799      $41,842
   Ratios to average net assets:
      Net investment income*                            4.35%        4.65%        4.81%         5.05%        5.62%        6.21%
      Expenses*                                         0.90%        0.89%        0.89%         0.90%        0.92%        0.94%
   Portfolio turnover rate                                59%          52%          90%           49%          56%          16%

See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) Information is for the period April 28, 2000, commencement of investment operations, through December 31, 2000.

(c) As of April 28, 2000, the Fund's name was changed to Mid-Cap Value Equity Fund from Value Equity Fund.

(d)  Less than $0.01 per share.

*    Annualized for periods less than one year.

+    Unaudited


                                                                                                    PREMIER
                                                                       U.S.         S&P 500          GROWTH           VALUE
Statements of Assets                                                 EQUITY           INDEX          EQUITY          EQUITY
and Liabilities JUNE 30, 2004 (UNAUDITED)                              FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $101,562,662;
       $629,794,278; $126,137,044; $30,235,502;
       $187,957,103; $85,177,237; $37,531,664; $303,130,335;
       $12,391,233; $156,057,725; $0; and $95,431,372,
       respectively)                                           $113,277,822     $588,172,395    $137,560,182    $34,048,029
   Short-term Investments (at Amortized Cost)                     4,712,236       12,674,158       9,606,559      1,880,406
   Cash                                                                  --               --              --             --
   Foreign Cash (cost  $0; $0; $0; $0; $0; $0; $413,977;
       $256,201; $900,356; $0; $0; and $0, respectively)                 --               --              --             --
   Receivable for investments sold                                  626,531          720,293         178,312        351,919
   Income receivables                                                83,503          671,595          99,752         27,365
   Receivable for fund shares sold                                      539          154,868          29,242          6,765
   Variation margin receivable                                           --           52,670              --             --
--------------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                             118,700,631      602,445,979     147,474,047     36,314,484
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned                       4,125,364               --       6,006,400      1,417,655
   Payable for investments purchased                                703,177        1,314,091         181,275        266,830
   Payable for fund shares redeemed                                   3,880          457,522              --         20,865
   Payable to GEAM                                                   57,171          188,244          80,909         21,998
   Variation margin payable                                           5,750               --           4,750             --
   Options written at market (premium received
       $0; $0; $0; $0; $0; $0; $0; $6,944; $0; $12,152;
       $0; and $0, respectively)                                         --               --              --             --
--------------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                          4,895,342        1,959,857       6,273,334      1,727,348
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $113,805,289     $600,486,122    $141,200,713    $34,587,136
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                              122,105,797      653,974,572     143,490,864     33,040,412
   Undistributed/(distribution in excess of)
       net investment income                                        506,547        3,732,975         173,955        145,215
   Accumulated net realized gain/(loss)                         (20,512,301)     (15,705,913)    (13,887,319)    (2,411,018)
   Net unrealized appreciation/(depreciation) on:
       Investments                                               11,715,160      (41,621,883)     11,423,138      3,812,527
       Futures                                                       (9,913)         106,371              75             --
       Written options                                                   --               --              --             --
       Foreign currency related transactions                             (1)              --              --             --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                     $113,805,289     $600,486,122    $141,200,713    $34,587,136
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding ($0.01 par value)                              3,544,932       28,364,396       1,985,550      3,749,904
Net asset value per share                                            $32.10           $21.17          $71.11          $9.22





                                                                                                    PREMIER
                                                                    MID-CAP      SMALL-CAP   INTERNATIONAL           TOTAL
Statements of Assets                                           VALUE EQUITY   VALUE EQUITY          EQUITY          RETURN
and Liabilities JUNE 30, 2004 (UNAUDITED)                              FUND           FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $101,562,662;
       $629,794,278; $126,137,044; $30,235,502;
       $187,957,103; $85,177,237; $37,531,664; $303,130,335;
       $12,391,233; $156,057,725; $0; and $95,431,372,
       respectively)                                            $223,616,070    $94,686,868    $44,925,896    $320,190,100
   Short-term Investments (at Amortized Cost)                     20,564,624     33,246,132     10,308,115      52,639,047
   Cash                                                                   --             --        275,000              --
   Foreign Cash (cost  $0; $0; $0; $0; $0; $0; $413,977;
       $256,201; $900,356; $0; $0; and $0, respectively)                  --             --        405,837         251,746
   Receivable for investments sold                                        --        306,462        212,857       4,659,988
   Income receivables                                                335,020         67,065        112,269       1,075,434
   Receivable for fund shares sold                                        --        148,957         46,728         943,324
   Variation margin receivable                                            --             --          1,446          30,769
-----------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                              244,515,714    128,455,484     56,288,148     379,790,408
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned                       13,572,379     28,430,799      9,108,523      22,334,606
   Payable for investments purchased                                      --        577,250         62,011      28,301,911
   Payable for fund shares redeemed                                   60,294          3,514              9              --
   Payable to GEAM                                                   127,573         66,467        133,404         127,039
   Variation margin payable                                           22,000             --          7,509              --
   Options written at market (premium received
       $0; $0; $0; $0; $0; $0; $0; $6,944; $0; $12,152;
       $0; and $0, respectively)                                          --             --             --           9,750
-----------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                          13,782,246     29,078,030      9,311,456      50,773,306
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $230,733,468    $99,377,454    $46,976,692    $329,017,102
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                               189,741,653     81,968,251     55,074,549     308,268,752
   Undistributed/(distribution in excess of)
       net investment income                                       1,575,372         26,100        511,059       2,274,664
   Accumulated net realized gain/(loss)                            3,807,326      7,873,472    (16,023,495)      1,363,827
   Net unrealized appreciation/(depreciation) on:
       Investments                                                35,658,967      9,509,631      7,394,232      17,059,765
       Futures                                                       (49,850)            --         26,310          56,744
       Written options                                                    --             --             --          (2,806)
       Foreign currency related transactions                              --             --         (5,963)         (3,844)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $230,733,468    $99,377,454    $46,976,692    $329,017,102
-----------------------------------------------------------------------------------------------------------------------------
Shares outstanding ($0.01 par value)                              12,543,927      7,293,529      5,444,452      21,482,712
Net asset value per share                                             $18.39         $13.63          $8.63          $15.32





                                                                    GLOBAL                          MONEY      REAL ESTATE
Statements of Assets                                                INCOME          INCOME          MARKET      SECURITIES
and Liabilities JUNE 30, 2004 (UNAUDITED)                             FUND            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $101,562,662;
       $629,794,278; $126,137,044; $30,235,502;
       $187,957,103; $85,177,237; $37,531,664; $303,130,335;
       $12,391,233; $156,057,725; $0; and $95,431,372,
       respectively)                                            $14,459,330    $154,332,492    $         --   $101,327,269
   Short-term Investments (at Amortized Cost)                       219,493       6,991,994     362,042,290      6,422,452
   Cash                                                                  --              --              --             --
   Foreign Cash (cost  $0; $0; $0; $0; $0; $0; $413,977;
       $256,201; $900,356; $0; $0; and $0, respectively)            897,059              --              --             --
   Receivable for investments sold                                       --      11,293,189              --             --
   Income receivables                                               249,683       1,385,089         889,642        482,386
   Receivable for fund shares sold                                      484           6,774         102,374          1,159
   Variation margin receivable                                           --              --              --             --
----------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                              15,826,049     174,009,538     363,034,306    108,233,266
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable upon return of securities loaned                              --              --              --             --
   Payable for investments purchased                                     --      28,060,319              --             --
   Payable for fund shares redeemed                                      --         139,326       1,515,023         23,319
   Payable to GEAM                                                   10,928          70,741         149,161         76,147
   Variation margin payable                                              --          15,469              --             --
   Options written at market (premium received
       $0; $0; $0; $0; $0; $0; $0; $6,944; $0; $12,152;
       $0; and $0, respectively)                                         --          17,063              --             --
----------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                             10,928      28,302,918       1,664,184         99,466
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $15,815,121    $145,706,620    $361,370,122   $108,133,800
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in                                               13,572,633     143,236,498     361,424,267     87,898,047
   Undistributed/(distribution in excess of)
       net investment income                                        293,414       3,081,238           9,724      3,526,832
   Accumulated net realized gain/(loss)                            (116,454)      1,125,456         (63,869)    10,813,024
   Net unrealized appreciation/(depreciation) on:
       Investments                                                2,068,097      (1,725,233)             --      5,895,897
       Futures                                                           --          (6,428)             --             --
       Written options                                                   --          (4,911)             --             --
       Foreign currency related transactions                         (2,569)             --              --             --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $15,815,121    $145,706,620    $361,370,122   $108,133,800
----------------------------------------------------------------------------------------------------------------------------
Shares outstanding ($0.01 par value)                              1,377,240      11,568,878     361,423,284      6,130,749
Net asset value per share                                            $11.48          $12.59           $1.00         $17.64


* Includes $4,037,489, $5,843,445, $1,390,477, $13,359,302, $27,690,088
$8,670,751 and $21,618,735 of securities on loan in the U.S. Equity Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund and Total Return Fund respectively.


See Notes to Financial Statements.


76 & 77


                                                                                                       PREMIER
                                                                         U.S.         S&P 500           GROWTH         VALUE
Statements of Operations                                               EQUITY           INDEX           EQUITY        EQUITY
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)                       FUND            FUND             FUND          FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend                                                    $   834,402    $   4,772,866     $   647,017     $ 266,153
      Interest*                                                        10,315           82,084          24,656         3,588
      Less: Foreign taxes withheld                                     (2,835)              --            (820)         (661)

--------------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME                                                      841,882        4,854,950         670,853       269,080
--------------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees                                314,098        1,047,503         472,524       105,124
      Transfer agent                                                      262            1,154             224            62
      Director's fees                                                   1,612            7,846           1,680           491
      Custody and accounting expenses                                  22,566           23,484          16,684        17,903
      Professional fees                                                 5,783           28,136           6,026         1,760
      Registration expenses                                               369           26,661             386           113
      Other expenses                                                    4,708           15,991           4,392         1,709

--------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                    349,398        1,150,775         501,916       127,162
--------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME                                             492,484        3,704,175         168,937       141,918
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS
      REALIZED GAIN/(LOSS) ON:
         Investments                                                1,429,442        2,215,101       1,820,096       542,642
         Futures                                                      (41,368)       1,141,155         (92,093)           --
         Written options                                                   --               --              --            --
         Foreign currency transactions                                     13               --              --             8
      INCREASE/(DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
         Investments                                                  339,396       12,442,001        (715,665)       54,391
         Futures                                                      (10,813)        (693,876)         25,125            --
         Written options                                                   --               --              --            --
         Foreign currency transactions                                    (13)              --              --            (7)

--------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain/(loss) on investments        1,716,657       15,104,381       1,037,463       597,034
--------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $2,209,141      $18,808,556      $1,206,400      $738,952
--------------------------------------------------------------------------------------------------------------------------------




                                                                   MID-CAP       SMALL-CAP   INTERNATIONAL          TOTAL
Statements of Operations                                      VALUE EQUITY    VALUE EQUITY          EQUITY         RETURN
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)                    FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend                                                $  2,171,080   $     360,874     $  817,630      $1,686,517
      Interest*                                                     49,585          31,706         43,733       1,372,684
      Less: Foreign taxes withheld                                      --              --       (101,627)       (103,757)

-----------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME                                                 2,220,665         392,580        759,736       2,955,444
-----------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees                             735,348         360,412        236,596         622,453
      Transfer agent                                                   435             133             82             289
      Director's fees                                                3,014           1,028            551           2,224
      Custody and accounting expenses                               19,292          18,881         24,055          49,340
      Professional fees                                             10,809           3,689          1,978           7,973
      Registration expenses                                            692             237            126             510
      Other expenses                                                 6,883           2,994          2,956           5,572

-----------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                 776,473         387,374        266,344         688,361
-----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME                                        1,444,192           5,206        493,392       2,267,083
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS
      REALIZED GAIN/(LOSS) ON:
         Investments                                             3,959,191      10,106,963      1,201,925       4,838,301
         Futures                                                   (45,380)             --        206,434          82,014
         Written options                                                --              --             --           2,786
         Foreign currency transactions                                  --              --        (12,245)        (25,202)
      INCREASE/(DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
         Investments                                             6,156,325      (4,368,700)    (1,184,512)     (3,293,664)
         Futures                                                   (47,625)             --        (38,892)         (2,400)
         Written options                                                --              --             --          (2,806)
         Foreign currency transactions                                  --              --        (11,418)         (6,589)

-----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain/(loss) on investments    10,022,511      5,738,263         161,292       1,592,440
-----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                $11,466,703      $5,743,469       $654,684      $3,859,523
-----------------------------------------------------------------------------------------------------------------------------




                                                                      GLOBAL                           MONEY      REAL ESTATE
Statements of Operations                                              INCOME           INCOME          MARKET      SECURITIES
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)                      FUND             FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    INCOME:
      Dividend                                                   $        --     $    148,046    $         --     $2,701,837
      Interest*                                                      269,633        3,394,774       2,072,375         40,566
      Less: Foreign taxes withheld                                        --               --              --             --

-----------------------------------------------------------------------------------------------------------------------------
    TOTAL INCOME                                                     269,633        3,542,820       2,072,375      2,742,403
-----------------------------------------------------------------------------------------------------------------------------

    EXPENSES:
      Advisory and administrative fees                                50,665          397,152         807,518        444,554
      Transfer agent                                                      46              568           1,774            182
      Director's fees                                                    308            3,580           9,078          1,174
      Custody and accounting expenses                                 15,592           36,700          19,616         14,212
      Professional fees                                                1,106           12,839          32,551          4,210
      Registration expenses                                               71              821           2,080            269
      Other expenses                                                   1,203            1,073          17,654          3,900

-----------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                    68,991          452,733         890,271        468,501
-----------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME                                            200,642        3,090,087       1,182,104      2,273,902
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS
      REALIZED GAIN/(LOSS) ON:
         Investments                                                  92,901          287,469              --      9,650,374
         Futures                                                          --           55,840              --             --
         Written options                                                  --            7,676              --             --
         Foreign currency transactions                                22,657               --              --             --
      INCREASE/(DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
         Investments                                                (571,507)      (3,300,955)             --     (7,487,477)
         Futures                                                          --           13,015              --             --
         Written options                                                  --           (4,911)             --             --
         Foreign currency transactions                               (30,613)              --              --             --

-----------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain/(loss) on investments        (486,562)      (2,941,866)             --      2,162,897
-----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $(285,920)        $148,221      $1,182,104     $4,436,799
-----------------------------------------------------------------------------------------------------------------------------

* Income attributable to security lending activity, net of rebate expenses, for the U.S. Equity Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund and Total Return Fund was $2,354, $1,510, $882, $7,107, $11,584, $31,189 and
$34,375, respectively.


See Notes to Financial Statements.


78 & 79

                                                                        U.S.                            S&P 500
Statements of                                                         EQUITY                              INDEX
Changes in Net Assets                                                   FUND                               FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                            JUNE 30, 2004   DECEMBER 31,      JUNE 30, 2004    DECEMBER 31,
                                                             (UNAUDITED)        2003           (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                 $    492,484    $     970,867     $  3,704,175      $  6,987,532
     Net realized gain/(loss) on investments,
       futures, written options and foreign
       currency transactions                                  1,388,087       (4,485,483)       3,356,256        (1,054,067)
     Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments, futures,
       written options and foreign currency translation         328,570       25,233,468       11,748,125       120,410,360

----------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                             2,209,141       21,718,852       18,808,556       126,343,825
----------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                           --         (959,734)              --        (6,916,329)
     Net realized gains                                              --               --               --                --

----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                               --         (959,734)              --        (6,916,329)
----------------------------------------------------------------------------------------------------------------------------------

   Increase in net assets from operations
     and distributions                                        2,209,141       20,759,118       18,808,556       119,427,496
----------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares                             4,859,442       19,706,219       28,414,016        62,009,350
     Value of distributions reinvested                               --          959,734               --         6,916,328
     Cost of shares redeemed                                 (7,386,270)     (29,414,132)     (43,921,067)      (40,341,589)

----------------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from share transactions         (2,526,828)      (8,748,179)     (15,507,051)       28,584,089
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                     (317,687)      12,010,939        3,301,505       148,011,585

NET ASSETS
   Beginning of period                                      114,122,976      102,112,037      597,184,617       449,173,032
----------------------------------------------------------------------------------------------------------------------------------
   End of period                                           $113,805,289     $114,122,976     $600,486,122      $597,184,617
----------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD         $    506,547     $     14,063     $  3,732,975      $     28,800
----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold                                                152,784          693,692        1,353,112         3,438,269
     Shares issued for distributions reinvested                      --           30,899               --           342,392
     Shares redeemed                                           (232,858)      (1,065,461)      (2,112,221)       (2,423,143)
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in fund shares                          (80,074)        (340,870)        (759,109)        1,357,518
----------------------------------------------------------------------------------------------------------------------------------



                                                                       PREMIER                        VALUE
Statements of                                                           GROWTH                       EQUITY
Changes in Net Assets                                              EQUITY FUND                         FUND
---------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                                                             JUNE 30, 2004   DECEMBER 31,    JUNE 30, 2004  DECEMBER 31,
                                                              (UNAUDITED)        2003         (UNAUDITED)       2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                 $     168,937    $     219,990    $   141,918     $   358,989
     Net realized gain/(loss) on investments,
       futures, written options and foreign
       currency transactions                                   1,728,003       (6,680,816)       542,650        (355,230)
     Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments, futures,
       written options and foreign currency translation         (690,540)      34,309,644         54,384       6,960,103

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                              1,206,400       27,848,818        738,952       6,963,862
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                            --         (214,968)            --        (356,078)
     Net realized gains                                               --               --             --              --

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                                --         (214,968)            --        (356,078)
---------------------------------------------------------------------------------------------------------------------------

   Increase in net assets from operations
     and distributions                                         1,206,400       27,633,850        738,952       6,607,784
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares                             10,178,228       46,129,444      5,269,893       9,810,531
     Value of distributions reinvested                                --          214,968             --         356,078
     Cost of shares redeemed                                 (13,385,953)     (18,345,570)    (1,411,168)    (11,408,313)

---------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from share transactions          (3,207,725)      27,998,842      3,858,725      (1,241,704)
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                    (2,001,325)      55,632,692      4,597,677       5,366,080

NET ASSETS
   Beginning of period                                       143,202,038       87,569,346     29,989,459      24,623,379
---------------------------------------------------------------------------------------------------------------------------
   End of period                                            $141,200,713     $143,202,038    $34,587,136     $29,989,459
---------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD          $    173,955     $      5,018    $   145,215     $     3,297
---------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold                                                 143,253          734,006        578,788       1,250,913
     Shares issued for distributions reinvested                       --            3,096             --          40,054
     Shares redeemed                                            (190,154)        (304,431)      (154,587)     (1,310,320)
---------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in fund shares                           (46,901)         432,671        424,201         (19,353)
---------------------------------------------------------------------------------------------------------------------------



                                                                        MID-CAP                      SMALL-CAP
Statements of                                                      VALUE EQUITY                   VALUE EQUITY
Changes in Net Assets                                                      FUND                           FUND
---------------------------------------------------------------------------------------------------------------------------
                                                          S SIX MONTHS ENDED   YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                                                              JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
                                                               (UNAUDITED)        2003        (UNAUDITED)        2003
---------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                    $  1,444,192    $  2,604,657   $     5,206    $   113,428
     Net realized gain/(loss) on investments,
       futures, written options and foreign
       currency transactions                                     3,913,811       3,394,172    10,106,963        989,519
     Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments, futures,
       written options and foreign currency translation          6,108,700      50,233,283    (4,368,700)    15,697,305

---------------------------------------------------------------------------------------------------------------------------
     Net increase from operations                               11,466,703      56,232,112     5,743,469     16,800,252
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                              --      (2,360,433)           --        (48,076)
     Net realized gains                                                 --        (193,528)           --             --

---------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                                  --      (2,553,961)           --        (48,076)
---------------------------------------------------------------------------------------------------------------------------

   Increase in net assets from operations
     and distributions                                          11,466,703      53,678,151     5,743,469     16,752,176
---------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares                                7,662,510      37,465,086    22,353,394     32,437,728
     Value of distributions reinvested                                  --       2,553,961            --         45,698
     Cost of shares redeemed                                   (15,324,288)    (37,191,015)  (15,049,769)   (15,264,154)

---------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from share transactions            (7,661,778)      2,828,032     7,303,625     17,219,272
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                       3,804,925      56,506,183    13,047,094     33,971,448

NET ASSETS
   Beginning of period                                         226,928,543     170,422,360    86,330,360     52,358,912
---------------------------------------------------------------------------------------------------------------------------
   End of period                                              $230,733,468    $226,928,543   $99,377,454    $86,330,360
---------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD            $  1,575,372    $    131,180   $    26,100    $    20,894
---------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold                                                   428,114       2,442,359     1,660,925      2,957,277
     Shares issued for distributions reinvested                         --         147,543            --          3,794
     Shares redeemed                                              (866,999)     (2,422,354)   (1,145,950)    (1,282,108)
---------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in fund shares                            (438,885)        167,548       514,975      1,678,963
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


80 & 81


                                                                   INTERNATIONAL                            TOTAL
Statements of                                                             EQUITY                           RETURN
Changes in Net Assets                                                       FUND                             FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                            JUNE 30, 2004   DECEMBER 31,      JUNE 30, 2004    DECEMBER 31,
                                                             (UNAUDITED)        2003           (UNAUDITED)         2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                 $    493,392     $    396,018      $  2,267,083     $  2,286,231
     Net realized gain/(loss) on investments,
       futures, written options and foreign
       currency transactions                                  1,396,114       (3,422,802)        4,897,899           61,113
     Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments, futures,
       written options and foreign currency translation      (1,234,822)      15,287,310        (3,305,459)      26,066,283

-------------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from operations                    654,684       12,260,526         3,859,523       28,413,627
-------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                           --         (370,322)               --       (2,398,555)
     Net realized gains                                              --               --                --               --

-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                               --         (370,322)               --       (2,398,555)
-------------------------------------------------------------------------------------------------------------------------------

   Increase/(decrease) in net assets from
     operations and distributions                               654,684       11,890,204         3,859,523       26,015,072
-------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares                            12,793,300       52,026,926        99,596,304       87,113,450
     Value of distributions reinvested                               --          370,321                --        2,398,555
     Cost of shares redeemed                                (11,669,596)     (50,772,175)         (305,310)      (2,407,207)

-------------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from share transactions          1,123,704        1,625,072        99,290,994       87,104,798
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                    1,778,388       13,515,276       103,150,517      113,119,870

NET ASSETS
   Beginning of period                                       45,198,304       31,683,028       225,866,585      112,746,715
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                           $ 46,976,692     $ 45,198,304      $329,017,102     $225,866,585
-------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED/(DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD                    $   511,059      $    17,667       $ 2,274,664      $      7,581
-------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold                                              1,482,020        7,614,867         6,531,182        6,111,645
     Shares issued for distributions reinvested                      --           44,456                --          160,546
     Shares redeemed                                         (1,345,148)      (7,434,355)          (20,044)        (190,902)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) in fund shares                     136,872          224,968         6,511,138        6,081,289
-------------------------------------------------------------------------------------------------------------------------------



                                                                     GLOBAL
Statements of                                                        INCOME                         INCOME
Changes in Net Assets                                                  FUND                           FUND
----------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                                                          JUNE 30, 2004   DECEMBER 31,    JUNE 30, 2004  DECEMBER 31,
                                                           (UNAUDITED)        2003         (UNAUDITED)       2003
----------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                               $    200,642    $    424,919    $   3,090,087   $  7,146,551
     Net realized gain/(loss) on investments,
       futures, written options and foreign
       currency transactions                                 115,558          285,599         350,985       4,132,062
     Net increase/(decrease) in unrealized appreciation
       (depreciation) on investments, futures,
       written options and foreign currency translation     (602,120)       1,326,265      (3,292,851)     (3,969,199)

----------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from operations                (285,920)       2,036,783         148,221       7,309,414
----------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                        --         (599,854)             --      (7,909,198)
     Net realized gains                                           --               --              --      (3,253,248)

----------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                            --         (599,854)             --     (11,162,446)
----------------------------------------------------------------------------------------------------------------------

   Increase/(decrease) in net assets from
     operations and distributions                           (285,920)       1,436,929         148,221      (3,853,032)
----------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares                          1,822,459       11,922,583       2,965,094      44,005,761
     Value of distributions reinvested                            --          599,854              --      11,162,445
     Cost of shares redeemed                              (2,961,976)     (14,524,631)    (46,724,239)    (82,797,680)

----------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from share transactions      (1,139,517)      (2,002,194)    (43,759,145)    (27,629,474)
----------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                (1,425,437)        (565,265)    (43,610,924)    (31,482,506)

NET ASSETS
   Beginning of period                                    17,240,558       17,805,823     189,317,544     220,800,050
----------------------------------------------------------------------------------------------------------------------
   End of period                                         $15,815,121     $ 17,240,558    $145,706,620    $189,317,544
----------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED/(DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD                  $   293,414     $     92,772    $  3,081,238    $     (8,849)
----------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold                                             155,405        1,070,486         233,071       3,350,672
     Shares issued for distributions reinvested                   --           51,578              --         882,407
     Shares redeemed                                        (254,581)      (1,288,004)     (3,676,247)     (6,292,134)
----------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) in fund shares                  (99,176)        (165,940)     (3,443,176)     (2,059,055)
----------------------------------------------------------------------------------------------------------------------



                                                                       MONEY                        REAL ESTATE
Statements of                                                          MARKET                        SECURITIES
Changes in Net Assets                                                    FUND                              FUND
--------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED   YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                                                             JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004  DECEMBER 31,
                                                              (UNAUDITED)        2003        (UNAUDITED)       2003
--------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income                                $    1,182,104    $   4,442,741  $   2,273,902  $ 3,492,487
     Net realized gain/(loss) on investments,
       futures, written options and foreign
       currency transactions                                          --              119     9,650,374     4,289,142
     Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments, futures,
       written options and foreign currency translation               --               --    (7,487,477)   16,068,302

--------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from operations                   1,182,104        4,442,860      4,436,799    23,849,931
--------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                    (1,182,104)      (4,442,740)            --    (2,217,622)
     Net realized gains                                               --               --             --    (4,706,022)

--------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS                                        (1,182,104)      (4,442,740)            --    (6,923,644)
--------------------------------------------------------------------------------------------------------------------------

   Increase/(decrease) in net assets from
     operations and distributions                                     --              120      4,436,799    16,926,287
--------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares                            166,906,192      367,253,842     15,759,195    18,619,972
     Value of distributions reinvested                         1,175,257        4,584,109             --     6,923,642
     Cost of shares redeemed                                (199,244,144)    (664,658,646)   (10,356,396)  (14,340,088)

--------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from share transactions         (31,162,695)    (292,820,695)     5,402,799    11,203,526
--------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS                   (31,162,695)    (292,820,575)     9,839,598    28,129,813

NET ASSETS
   Beginning of period                                       392,532,817      685,353,392     98,294,202    70,164,389
--------------------------------------------------------------------------------------------------------------------------
   End of period                                            $361,370,122     $392,532,817   $108,133,800  $ 98,294,202
--------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED/(DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD                     $      9,724     $     9,724    $  3,526,832  $  1,252,930
--------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
     Shares sold                                             166,906,192      367,253,842        895,619     1,145,754
     Shares issued for distributions reinvested                1,175,257        4,584,109             --       415,087
     Shares redeemed                                        (199,244,144)    (664,658,646)      (623,812)   (1,041,578)
--------------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) in fund shares                  (31,162,695)    (292,820,695)       271,807       519,263
--------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

82 & 83

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE Investments Funds, Inc. (the "Company") was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company is comprised of fourteen investment portfolios (each a "Fund" and collectively the "Funds"), although only the following twelve are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Total Return Fund, Global Income Fund, Income Fund, Money Market Fund and Real Estate Securities Fund.

Shares of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. These insurance companies may include insurance companies affiliated with GE Asset Management Incorporated ("GEAM"), the investment adviser and administrator of each Fund.

As of June 30, 2004, GE Life and Annuity Assurance Company ("GE Life") and General Electric Capital Assurance Company, each an affiliated insurance company, controlled the Funds by ownership, through separate accounts, of virtually all of the Funds' shares of beneficial interest.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Company:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official closing price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Directors of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' or a third party custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial or stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies, certain Funds may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contracts. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments, the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

At June 30, 2004, information on the tax components of capital is as follows:

                                                                                           Net Book
                                           Gross Book             Gross Book              Unrealized
                                           Unrealized             Unrealized             Appreciation/
                                          Appreciation           Depreciation           (Depreciation)
                                         on Investments         on Investments          on Investments
-------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                           $13,069,403         $    1,354,243            $11,715,160
S&P 500 Index Fund                          77,041,416            118,663,299            (41,621,883)
Premier Growth Equity Fund                  15,743,208              4,320,070             11,423,138
Value Equity Fund                            4,046,092                233,565              3,812,527
Mid-Cap Value Equity Fund                   42,871,442              7,212,475             35,658,967
Small-Cap Value Equity Fund                 11,816,973              2,307,342              9,509,631
International Equity Fund                    8,287,875                893,643              7,394,232
Total Return Fund                           21,244,659              4,184,894             17,059,765
Global Income Fund                           2,156,379                 88,282              2,068,097
Income Fund                                  1,143,391              2,868,624             (1,725,233)
Real Estate Securities Fund                  8,164,032              2,268,135              5,895,897

                                                                                                                  Net Tax
                                                                   Gross Tax               Gross Tax            Unrealized
                                                                  Unrealized              Unrealized           Appreciation/
                                              Wash               Appreciation            Depreciation         (Depreciation)
                                             Sales              on Investments          on Investments        on Investments
--------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                           $5,689,395             $13,069,403          $    7,043,638        $    6,025,765
S&P 500 Index Fund                          3,444,013              77,041,416             122,107,312           (45,065,896)
Premier Growth Equity Fund                  5,361,677              15,743,208               9,681,747             6,061,461
Value Equity Fund                             624,338               4,046,092                 857,903             3,188,189
Mid-Cap Value Equity Fund                     843,899              42,871,442               8,056,374            34,815,068
Small-Cap Value Equity Fund                     4,628              11,816,973               2,311,970             9,505,003
International Equity Fund                     560,630               8,287,875               1,454,273             6,833,602
Total Return Fund                             717,065              21,244,659               4,901,959            16,342,700
Global Income Fund                              8,323               2,156,379                  96,605             2,059,774
Income Fund                                    14,796               1,143,391               2,883,420            (1,740,029)
Real Estate Securities Fund                 1,206,208               8,164,032               3,474,343             4,689,689

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

As of December 31, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.


Fund                                                         Amount                       Expires
--------------------------------------------------------------------------------------------------
U.S. Equity Fund                                       $  4,904,289                       12/31/09
                                                          6,357,685                       12/31/10
                                                          4,948,120                       12/31/11
S&P 500 Index Fund                                       13,945,805                       12/31/10
                                                            857,803                       12/31/11
Premier Growth Equity Fund                                7,239,991                       12/31/10
                                                          3,038,704                       12/31/11
Value Equity Fund                                           154,171                       12/31/08
                                                            848,212                       12/31/09
                                                            815,670                       12/31/10
                                                            511,276                       12/31/11
Small-Cap Value Equity Fund                               1,402,817                       12/31/10
                                                            817,215                       12/31/11
International Equity Fund                                 3,956,798                       12/31/09
                                                          8,364,676                       12/31/10
                                                          4,537,505                       12/31/11
Total Return Fund                                         2,151,624                       12/31/10
                                                            612,141                       12/31/11
Global Income Fund                                          229,063                       12/31/08
Money Market Fund                                            63,869                       12/31/10

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2003 as follows:

Fund                                                                  Currency
--------------------------------------------------------------------------------------------------
Value Equity Fund                                                       $201


Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS The Money Market Fund declares net investment income dividends daily and pays them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, distributions from Real Estate Investment Trusts (REITS), treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES Expenses of the Company which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not directly identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and relative sizes of the Funds. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.


3.   LINE OF CREDIT

Effective December 17, 2003, and expiring December 15, 2004, the Company (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Company during the period ended June 30, 2004. The S&P 500 Index Fund is currently not covered under a revolving credit facility.

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

4.   AMOUNTS PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES GEAM, a registered investment adviser, was retained by the Company's Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Funds. Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:



                                                            Annualized based on average daily net assets
                                                     -------------------------------------------------------
                                                         Average Daily                      Advisory and
                                                      Net Assets of Fund                 Administration Fees
------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                        All net assets                             .55%
S&P 500 Index Fund                                      All net assets                             .35%
Premier Growth Equity Fund                              All net assets                             .65%
Value Equity Fund                                       All net assets                             .65%
Mid-Cap Value Equity Fund                               All net assets                             .65%
Small-Cap Value Equity Fund                             All net assets                             .80%
International Equity Fund                             First $100 million                          1.00%
                                                       Next $100 million                           .95%
                                                       Over $200 million                           .90%
Total Return Fund                                     First $100 million                           .50%
                                                       Next $100 million                           .45%
                                                       Next $100 million                           .40%
                                                       Next $100 million                           .35%
                                                       Over $400 million                           .30%
Global Income Fund                                      All net assets                             .60%
Income Fund                                             All net assets                             .50%
Money Market Fund                                     First $100 million                           .50%
                                                       Next $100 million                           .45%
                                                       Next $100 million                           .40%
                                                       Next $100 million                           .35%
                                                       Over $400 million                           .30%
Real Estate Securities Fund                           First $100 million                           .85%
                                                       Next $100 million                           .80%
                                                       Over $200 million                           .75%
------------------------------------------------------------------------------------------------------------

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Effective January 1, 2002, GECIS (General Electric Capital International Services, an indirectly owned subisdiary of General Electric Company) began performing certain accounting and certain administration services previously provided by an unaffiliated service provider. For the period ending June 30, 2004, $13,788 was charged to the Funds and was allocated pro rata across funds based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

DIRECTORS' COMPENSATION The Funds pay no compensation to their Directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Directors are reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Directors and are based upon the relative net assets of each Fund.


5.   SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the S&P 500 Index Fund; Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund; and Seneca Capital Management, L.L.C. ("Seneca") is the Sub-Adviser to the Real Estate Securities Fund. SSgA, Palisade and Seneca are responsible for the day-to-day portfolio management of the assets of their respective Funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays SSgA, Palisade and Seneca monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

Effective October 1, 2000, GEAM, as Investment Adviser to the Mid-Cap Value Equity Fund and Global Income Fund, assumed day-to-day portfolio management responsibility from NWQ Investment Management Company and GE Asset Management Limited, formerly GE Investments (US) Limited, the previous Sub-Advisers to the Mid-Cap Value Equity Fund and Global Income Fund, respectively.


6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended June 30, 2004 were as follows:


                                                Purchases                  Sales
------------------------------------------------------------------------------------
U.S. Equity Fund                             $ 15,689,071             $  20,533,285
S&P 500 Index Fund                             19,120,358                20,427,709
Premier Growth Equity Fund                     16,629,969                20,645,591
Value Equity Fund Fund                         13,093,731                 9,323,149
Mid-Cap Value Equity Fund                      11,563,453                16,752,676
Small-Cap Value Equity Fund                    62,748,225                59,889,187
International Equity Fund                       9,104,020                 6,796,492
Total Return Fund                             302,809,984               197,024,367
Global Income Fund                                   --                     485,500
Income Fund                                   331,486,678               340,752,346
Real Estate Securities Fund                    74,666,988                57,740,773

Notes to Financial Statements                          June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

OPTIONS During the period ended June 30, 2004, the following option contracts were written:


                                            Total Return Fund                                   Income Fund
                                     ---------------------------------             --------------------------------
                                       Number of                                      Number of
                                     of Contracts            Premium                of Contracts            Premium
-------------------------------------------------------------------------------------------------------------------
Balance as of
   December 31, 2003                      --              $       --                       --             $     --
Written                                 (116)                (41,344)                    (224)             (78,685)
Closed and Expired                       100                  34,400                      196               66,533
Exercised                                 --                      --                       --                   --
-------------------------------------------------------------------------------------------------------------------
Balance as of
   June 30, 2004                         (16)             $   (6,944)                     (28)            $(12,152)
-------------------------------------------------------------------------------------------------------------------

SECURITY LENDING At June 30, 2004, the following Funds participated in securities lending:

                                                            Loaned securities at
                                                                market value                      Cash Collateral
-------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                $ 4,038,181                        $  4,125,364
Premier Growth Equity Fund                                        5,844,019                           6,006,400
Value Equity Fund                                                 1,390,708                           1,417,655
Mid-Cap Value Equity Fund                                        13,360,926                          13,572,379
Small-Cap Value Equity Fund                                      27,692,184                          28,430,799
International Equity Fund                                         8,680,667                           9,108,523
Total Return Fund                                                21,628,006                          22,334,606

7.   SUBSEQUENT EVENT

Effective August 31, 2004, the name of the GE Investments Mid-Cap Value Equity Fund will be changed to GE Investments Mid-Cap Equity Fund.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.




INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    55

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
                                            qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    49

OTHER DIRECTORSHIPS HELD BY DIRECTOR Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Trustee of GE Investments Funds, Inc,
 GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc.
since December 2001; Director of Centurion Capital Management Corp.,
 Centurion Capital Group Inc., Centurion Trust Company,Centurion
Financial Advisers Inc., Centurion-Hinds Investment Management Corp.
and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    57

POSITION(S) HELD WITH FUND    Director and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
                                            qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Executive Vice President,
                                               General Counsel and Secretary of
                                               GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    49

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee and Executive Vice President of GE Funds, GE Institutional Funds and GE LifeStyle Funds since their inception. Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 2 years PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Lifestyle Funds, GE Institutional Funds, Elfun Funds, and GE Savings & Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
                                            qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services), at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE LifeStyle Funds since their inception; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE LifeStyle Funds since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    N/A

OTHER DIRECTORSHIPS HELD BY DIRECTOR    N/A

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------



NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    58

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
                                            qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
                                               Partners, Ltd., consultants and
                                               investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    41

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, GE Institutional Funds and GE LifeStyle Funds since their inception; Director of GE Private Asset Management Funds, Inc. since December 2001; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    56

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
                                            qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    41

OTHER DIRECTORSHIPS HELD BY DIRECTOR Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Director of GE Private Asset Management Funds since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE    68

POSITION(S) HELD WITH FUND    Director

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
                                            qualified - 9 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Retired since 1983 from Salomon
                                               Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR    41

OTHER DIRECTORSHIPS HELD BY DIRECTOR GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993, and GE Institutional Funds and GE LifeStyle Funds since their inception; Director of GE Private Asset Management Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefn.com/mutualfunds.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated

BOARD OF DIRECTORS
Michael J.Cosgrove, CHAIRMAN
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
John Crager

DISTRIBUTOR
GE Investment Distributors, Inc.
Member NASD and SIPC

COUNSEL
Sutherland, Asbill & Brennan, LLP

CUSTODIAN
State Street Bank & Trust Company

INDEPENDENT AUDITORS
KPMG LLP

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David B. Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
Kathryn Karlic, EVP, FIXED INCOME
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
John J. Walker, EVP, CHIEF FINANCIAL OFFICER

96

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ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

		Applicable only to an annual filing.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes to the process.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of John H. Myers and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  September 02, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Investments Funds, Inc.

Date:  September 02, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Investments Funds, Inc.

Date:  September 02, 2004

 EXHIBIT INDEX

        (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

        (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.